UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22519
                                                    -----------

                First Trust Exchange-Traded AlphaDEX(R) Fund II
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
       ------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
       ------------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: March 31, 2014
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

      The Portfolios of Investments are attached herewith.


FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND  (FPA)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  -----------
COMMON STOCKS (a) - 99.7%

             AUSTRALIA - 25.3%
     34,872  Ansell Ltd. ......................................  $   595,385
     62,447  Asciano Ltd. .....................................      301,149
    155,584  Aurizon Holdings Ltd. ............................      741,643
     37,924  Boral Ltd. .......................................      198,715
     31,796  carsales.com Ltd. ................................      319,941
    165,485  Challenger Ltd. ..................................      982,213
     35,119  Crown Resorts Ltd. ...............................      541,628
    543,384  Dexus Property Group .............................      534,170
     18,844  Flight Centre Travel Group Ltd. ..................      917,311
    191,614  Fortescue Metals Group Ltd. ......................      932,940
     52,309  GPT Group ........................................      177,552
     14,740  GrainCorp Ltd., Class A ..........................      115,100
     57,243  Harvey Norman Holdings Ltd. ......................      175,188
    203,011  Incitec Pivot Ltd. ...............................      557,286
     28,369  Leighton Holdings Ltd. ...........................      555,392
     35,833  Lend Lease Group .................................      393,794
      3,864  Macquarie Group Ltd. .............................      207,591
      5,304  National Australia Bank Ltd. .....................      174,425
     25,820  Origin Energy Ltd. ...............................      342,181
    123,413  Qantas Airways Ltd. (b)...........................      126,471
     24,085  REA Group Ltd. ...................................    1,088,901
     24,142  Santos Ltd. ......................................      302,255
     61,291  Seek Ltd. ........................................      998,701
    167,773  TPG Telecom Ltd. .................................    1,034,691
    122,582  Westfield Retail Trust ...........................      338,774
      9,503  Woodside Petroleum Ltd. ..........................      343,886
                                                                 -----------
                                                                  12,997,283
                                                                 -----------

             BERMUDA - 3.5%
    190,435  Kerry Properties Ltd. ............................      635,888
    219,542  NWS Holdings Ltd. ................................      371,918
    243,715  Yue Yuen Industrial Holdings Ltd. ................      794,945
                                                                 -----------
                                                                   1,802,751
                                                                 -----------

             CAYMAN ISLANDS - 5.3%
     16,042  Melco Crown Entertainment Ltd., ADR ..............      620,024
    205,245  MGM China Holdings Ltd. ..........................      723,709
    451,770  SA SA International Holdings Ltd. ................      361,113
    137,625  Sands China Ltd. .................................    1,026,443
                                                                 -----------
                                                                   2,731,289
                                                                 -----------

             HONG KONG - 23.4%
    108,548  AIA Group Ltd. ...................................      514,996
  1,864,141  Champion REIT ....................................      850,778
     44,277  Cheung Kong Holdings Ltd. ........................      733,526
     96,866  Galaxy Entertainment Group Ltd. (b)...............      842,965
    138,117  Henderson Land Development Co., Ltd. .............      806,640
    254,579  Hopewell Holdings Ltd. ...........................      873,049
    191,427  Hysan Development Co., Ltd. ......................      831,701


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND  (FPA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  -----------
COMMON STOCKS (a) (CONTINUED)

             HONG KONG (CONTINUED)
    173,379  Link REIT ........................................  $   854,992
    190,778  Melco International Development Ltd. .............      638,263
    453,074  New World Development Co., Ltd. ..................      455,615
    578,340  Sino Land Co., Ltd. ..............................      852,989
    120,773  SJM Holdings Ltd. ................................      339,438
     50,140  Sun Hung Kai Properties Ltd. .....................      614,104
     42,618  Swire Pacific Ltd., Class A ......................      496,427
    242,746  Swire Properties Ltd. ............................      694,767
    130,931  Techtronic Industries Co. ........................      366,299
     97,945  Wharf Holdings Ltd. ..............................      626,323
    160,579  Wheelock & Co., Ltd. .............................      627,286
                                                                 -----------
                                                                  12,020,158
                                                                 -----------

             NEW ZEALAND - 0.8%
     21,511  Fletcher Building Ltd. ...........................      177,722
     29,404  Ryman Healthcare Ltd. ............................      223,285
                                                                 -----------
                                                                     401,007
                                                                 -----------

             SINGAPORE - 7.7%
    349,000  Blumont Group Ltd. (b)............................       16,647
    442,000  CapitaCommercial Trust ...........................      521,798
     74,900  Flextronics International Ltd. (b)................      692,076
    241,000  Keppel Land Ltd. .................................      643,740
    521,000  Keppel REIT Management Ltd........................      472,168
    140,000  Olam International Ltd. ..........................      247,079
     20,000  Singapore Airlines Ltd. ..........................      166,468
    261,000  Suntec Real Estate Investment Trust ..............      344,431
    174,000  UOL Group Ltd. ...................................      865,919
                                                                 -----------
                                                                   3,970,326
                                                                 -----------

             SOUTH KOREA - 33.7%
      6,149  Coway Co., Ltd. ..................................      431,519
      5,657  Daelim Industrial Co., Ltd. ......................      460,766
     26,430  Daewoo Shipbuilding & Marine Engineering Co., Ltd.      794,551
      6,057  Doosan Corp. .....................................      788,101
      3,023  E-Mart Co., Ltd. .................................      692,951
      6,487  GS Holdings ......................................      293,742
     22,440  Halla Visteon Climate Control Corp. ..............    1,024,552
     24,130  Hanwha Corp. .....................................      727,674
      1,386  Hyundai Heavy Industries Co., Ltd. ...............      274,739
      1,548  Hyundai Hysco Co., Ltd. ..........................       79,985
      1,165  Hyundai Mipo Dockyard ............................      169,642
      1,919  Hyundai Mobis ....................................      567,885
      2,915  Hyundai Motor Co. ................................      687,364
      8,183  Hyundai Steel Co. ................................      528,903
     15,370  Industrial Bank of Korea .........................      194,932
      1,619  KCC Corp. ........................................      828,930
     11,205  Kia Motors Corp. .................................      624,225
      6,090  Korea Electric Power Corp. .......................      208,540


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND  (FPA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  -----------
COMMON STOCKS (a) (CONTINUED)

             SOUTH KOREA (CONTINUED)
      6,418  Korea Gas Corp. ..................................  $   375,029
      1,126  Korea Zinc Co., Ltd. .............................      349,611
     15,260  KT Corp. .........................................      423,630
        595  LG Chem Ltd. .....................................      141,979
      2,763  LG Corp. .........................................      150,291
      7,050  LG Display Co., Ltd. (b)..........................      176,507
     47,510  LG Uplus Corp. ...................................      466,419
        961  Lotte Shopping Co., Ltd. .........................      302,443
        985  NAVER Corp. ......................................      716,229
        350  Neo Holdings Co., Ltd. (b) (c)....................            0
      1,145  POSCO ............................................      318,399
      2,120  Samsung Electro-Mechanics Co., Ltd. ..............      138,021
        535  Samsung Electronics Co., Ltd. ....................      675,001
        742  Samsung Fire & Marine Insurance Co., Ltd. ........      166,949
     21,270  Samsung Heavy Industries Co., Ltd. ...............      636,432
      4,878  Samsung SDI Co., Ltd. ............................      737,806
      3,181  SK C&C Co., Ltd. .................................      446,765
      2,829  SK Holdings Co., Ltd. ............................      512,938
      2,506  SK Innovation Co., Ltd. ..........................      287,221
      2,512  SK Telecom Co., Ltd. .............................      508,559
        367  Young Poong Corp. ................................      406,839
                                                                 -----------
                                                                  17,316,069
                                                                 -----------
             TOTAL COMMON STOCKS ..............................   51,238,883
             (Cost $50,842,818)                                  -----------

RIGHTS - 0.1%

             HONG KONG - 0.1%
    151,024  New World Development Co., Ltd. expiring
                4/17/14 (b) (c)................................       31,153
                                                                 -----------
             TOTAL RIGHTS .....................................       31,153
             (Cost $0)                                           -----------

             TOTAL INVESTMENTS - 99.8% ........................   51,270,036
             (Cost $50,842,818) (d)

             NET OTHER ASSETS AND LIABILITIES - 0.2% ..........       89,548
                                                                 -----------

             NET ASSETS - 100.0% ..............................  $51,359,584
                                                                 ===========

-----------------------------

      (a) Portfolio securities are categorized based upon their country of incorporation.

      (b)   Non-income producing security.

      (c) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2014, securities noted as such amounted to $31,153 or 0.06% of net assets.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND  (FPA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

      (d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,686,318 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,259,100.

      ADR   American Depositary Receipt

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        3/31/2014        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------   --------------
Common Stocks:
   South Korea................................  $    17,316,069  $  17,316,069  $            --** $           --
   All Other Countries *......................       33,922,814     33,922,814               --               --
Rights*.......................................           31,153             --           31,153               --
                                                ---------------  -------------  ---------------   --------------
Total Investments.............................  $    51,270,036  $  51,238,883  $        31,153   $           --
                                                ===============  =============  ===============   ==============

*  See Portfolio of Investments for country breakout.
** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2014, the Fund transferred common stocks valued at $79,985 from Level 2 to Level 1 of the fair value hierarchy. The common stock that transferred from Level 2 to Level 1 di so as a result of it now being priced on the primary exchange.

        INDUSTRY                                                % OF NET ASSETS
        ------------------------------------------------------------------------
        Real Estate Management & Development                          18.1%
        Hotels, Restaurants & Leisure                                 11.0
        Real Estate Investment Trusts                                  8.0
        Industrial Conglomerates                                       5.3
        Metals & Mining                                                5.1
        Diversified Telecommunication Services                         3.8
        Machinery                                                      3.7
        Electronic Equipment, Instruments & Components                 3.4
        Auto Components                                                3.1
        Oil, Gas & Consumable Fuels                                    3.1
        Chemicals                                                      2.8
        Automobiles                                                    2.6
        Media                                                          2.1
        Road & Rail                                                    2.0
        Internet Software & Services                                   2.0


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND  (FPA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

        INDUSTRY (CONTINUED)                                    % OF NET ASSETS
        ------------------------------------------------------------------------
        Construction & Engineering                                     2.0%
        Professional Services                                          1.9
        Diversified Financial Services                                 1.9
        Food & Staples Retailing                                       1.8
        Building Products                                              1.6
        Household Durables                                             1.6
        Textiles, Apparel & Luxury Goods                               1.5
        Insurance                                                      1.3
        Semiconductors & Semiconductor Equipment                       1.3
        Health Care Equipment & Supplies                               1.2
        Wireless Telecommunication Services                            1.0
        Multiline Retail                                               0.9
        IT Services                                                    0.9
        Construction Materials                                         0.7
        Gas Utilities                                                  0.7
        Banks                                                          0.7
        Specialty Retail                                               0.7
        Airlines                                                       0.6
        Health Care Providers & Services                               0.4
        Electric Utilities                                             0.4
        Capital Markets                                                0.4
        Food Products                                                  0.2
        Commercial Services & Supplies                                 0.0**
        -------------------------------------------------------------------
        TOTAL INVESTMENTS                                             99.8
        NET OTHER ASSETS AND LIABILITIES                               0.2
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======

** Amount is less than 0.1%.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND  (FEP)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)



  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) - 99.8%

             AUSTRIA - 1.8%
    199,978  EVN AG ...........................................  $  2,815,607
    103,126  OMV AG ...........................................     4,679,126
    179,950  Verbund AG .......................................     3,701,268
     42,524  Voestalpine AG ...................................     1,869,097
                                                                 ------------
                                                                   13,065,098
                                                                 ------------

             BELGIUM - 1.7%
     25,159  Ageas ............................................     1,121,087
    114,862  Belgacom S.A. ....................................     3,596,787
     65,865  D'ieteren S.A. N.V. ..............................     3,087,845
     32,340  Delhaize Group S.A. ..............................     2,363,547
     45,701  Elia System Operator S.A. N.V. ...................     2,308,428
                                                                 ------------
                                                                   12,477,694
                                                                 ------------

             BERMUDA - 0.4%
     86,385  Hiscox Ltd. ......................................       982,194
     45,474  Seadrill Ltd. ....................................     1,605,465
                                                                 ------------
                                                                    2,587,659
                                                                 ------------

             CAYMAN ISLANDS - 0.1%
     84,423  Phoenix Group Holdings ...........................       928,219
                                                                 ------------

             DENMARK - 3.2%
        545  AP Moeller - Maersk A.S. (b)......................     6,536,762
     73,963  Pandora A.S. (b)..................................     4,892,789
    360,903  TDC A.S. .........................................     3,336,422
    201,705  Vestas Wind Systems A.S. (c)......................     8,106,387
                                                                 ------------
                                                                   22,872,360
                                                                 ------------

             FINLAND - 3.0%
     52,493  Cargotec OYJ .....................................     2,259,906
    135,544  Fortum OYJ .......................................     3,081,081
     67,903  Kesko OYJ ........................................     2,962,620
    230,100  Neste Oil OYJ (b).................................     4,691,559
    464,755  Nokia OYJ (c).....................................     3,451,054
    360,375  Stora Enso OYJ ...................................     3,855,094
     73,573  UPM-Kymmene OYJ ..................................     1,257,851
                                                                 ------------
                                                                   21,559,165
                                                                 ------------

             FRANCE - 18.2%
    102,308  Air France-KLM (c)................................     1,537,706
  1,497,464  Alcatel-Lucent (c)................................     5,904,252
     43,966  AXA S.A. .........................................     1,142,648
     30,070  BNP Paribas S.A. .................................     2,319,438
      9,694  Bollore S.A. .....................................     6,146,611
    111,595  Bouygues S.A. ....................................     4,654,444
     59,280  Carrefour S.A. ...................................     2,294,437
     29,628  Casino Guichard Perrachon S.A. ...................     3,525,774
     10,390  Christian Dior S.A. ..............................     2,000,351
     20,507  Cie de St-Gobain .................................     1,238,827


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND  (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             FRANCE (CONTINUED)
     36,752  Cie Generale des Etablissements Michelin .........  $  4,596,318
    276,922  Credit Agricole S.A. (c)..........................     4,366,286
     18,509  Eiffage S.A. .....................................     1,385,102
    160,896  Electricite de France S.A. .......................     6,364,920
     25,068  Euler Hermes S.A. ................................     3,163,400
    175,911  Faurecia (c)......................................     7,435,107
     40,486  GDF Suez .........................................     1,107,702
     29,178  Imerys S.A. ......................................     2,594,721
     55,273  JCDecaux S.A. ....................................     2,421,089
     47,506  Metropole Television S.A. ........................     1,033,402
     81,191  Orange S.A. ......................................     1,199,062
    309,667  Peugeot S.A. (b) (c)..............................     5,842,461
    201,289  Plastic Omnium S.A. ..............................     7,470,618
     51,117  Renault S.A. .....................................     4,967,521
     49,591  Safran S.A. ......................................     3,435,765
    102,117  Societe Generale S.A. ............................     6,289,166
    116,937  Societe Television Francaise 1 ...................     1,933,179
     62,773  Suez Environnement Co. ...........................     1,275,136
     42,062  Teleperformance ..................................     2,438,687
     37,088  Thales S.A. ......................................     2,459,168
     70,122  Total S.A. .......................................     4,598,330
     59,613  Valeo S.A. .......................................     8,397,368
    178,821  Veolia Environnement S.A. ........................     3,537,625
     14,348  Vicat S.A. .......................................     1,209,118
     37,571  Wendel S.A. ......................................     5,841,081
     95,970  Zodiac Aerospace .................................     3,391,265
                                                                 ------------
                                                                  129,518,085
                                                                 ------------

             GERMANY - 11.0%
     18,894  Bayerische Motoren Werke AG ......................     2,384,806
     18,013  Continental AG ...................................     4,315,434
     52,291  Daimler AG .......................................     4,941,134
    156,675  Deutsche Lufthansa AG (c).........................     4,104,261
    122,745  Deutsche Post AG .................................     4,560,618
     41,593  Duerr AG .........................................     3,208,833
    171,660  E.ON SE ..........................................     3,355,756
     45,238  ElringKlinger AG .................................     1,783,036
     29,141  Evonik Industries AG (c)..........................     1,135,332
    126,290  Freenet AG .......................................     4,416,569
      6,730  Generali Deutschland Holding AG ..................     1,052,325
     13,201  HeidelbergCement AG ..............................     1,131,373
     58,337  Hochtief AG ......................................     5,296,249
    196,389  K+S AG ...........................................     6,451,391
     23,967  Krones AG ........................................     2,288,817
     25,658  Metro AG .........................................     1,047,177
     58,295  Porsche Automobil Holding SE (Preference Shares)..     5,985,512
    110,481  Sky Deutschland AG (c)............................       952,798
    138,268  Suedzucker AG ....................................     3,938,276
    644,846  Telefonica Deutschland Holding AG ................     5,140,121


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND  (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             GERMANY (CONTINUED)
    107,538  United Internet AG ...............................  $  5,049,683
     21,598  Volkswagen AG (Preference Shares) ................     5,596,819
                                                                 ------------
                                                                   78,136,320
                                                                 ------------

             GREECE - 4.0%
  5,299,606  Alpha Bank AE (c).................................     5,220,216
    195,509  Hellenic Telecommunications Organization S.A.
                (c)............................................     3,232,116
    273,638  OPAP S.A. ........................................     4,410,635
  3,010,119  Piraeus Bank S.A. (c).............................     8,293,781
    449,565  Public Power Corp. S.A. ..........................     7,432,119
                                                                 ------------
                                                                   28,588,867
                                                                 ------------

             GUERNSEY - 0.6%
    791,716  Resolution Ltd. ..................................     3,943,889
                                                                 ------------

             IRELAND - 2.3%
 14,290,762  Bank of Ireland (c)...............................     6,103,177
     74,708  ICON PLC (c)......................................     3,552,365
    122,079  Kingspan Group PLC ...............................     2,309,141
    179,950  Smurfit Kappa Group PLC ..........................     4,358,225
                                                                 ------------
                                                                   16,322,908
                                                                 ------------

             ISLE OF MAN (U.K.) - 0.1%
     85,512  Playtech PLC .....................................       964,427
                                                                 ------------

             ITALY - 7.8%
  4,169,285  A2A S.p.A. .......................................     5,404,930
    173,864  Autogrill S.p.A. (c)..............................     1,780,859
    133,647  Azimut Holding S.p.A. ............................     4,768,677
    949,607  Enel Green Power S.p.A ...........................     2,666,165
    531,515  Enel S.p.A .......................................     3,008,049
    177,600  ENI S.p.A. .......................................     4,455,452
    135,663  Exor S.p.A. ......................................     6,089,076
    511,119  Fiat S.p.A. (c)...................................     5,950,009
     35,602  GTECH S.p.A ......................................     1,081,488
  2,045,683  Hera S.p.A. ......................................     5,974,659
    420,419  Mediolanum S.p.A .................................     3,967,453
    303,965  Parmalat S.p.A ...................................     1,047,731
    479,155  UniCredit S.p.A. .................................     4,376,515
    690,724  Unipol Gruppo Finanziario S.p.A. .................     5,395,435
                                                                 ------------
                                                                   55,966,498
                                                                 ------------

             JERSEY - 0.4%
    691,255  Regus PLC ........................................     2,539,946
                                                                 ------------

             LUXEMBOURG - 0.4%
      4,026  Eurofins Scientific ..............................     1,204,959
     98,017  Subsea 7 S.A. ....................................     1,821,920
                                                                 ------------
                                                                    3,026,879
                                                                 ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND  (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             NETHERLANDS - 3.6%
    275,175  Aegon N.V. .......................................  $  2,525,909
     79,930  Airbus Group N.V. ................................     5,724,908
     83,499  Fugro N.V., ADR ..................................     5,134,471
     14,377  Heineken N.V. ....................................     1,000,623
     54,262  Koninklijke Ahold N.V. ...........................     1,089,914
     22,925  Koninklijke Boskalis Westminster N.V. ............     1,262,358
     38,920  Nutreco N.V. (b)..................................     1,729,185
     54,764  NXP Semiconductor N.V. (c)........................     3,220,671
     54,276  Randstad Holding N.V. ............................     3,178,240
     51,327  SBM Offshore N.V. (c).............................       934,441
                                                                 ------------
                                                                   25,800,720
                                                                 ------------

             NORWAY - 3.8%
     91,729  Fred Olsen Energy ASA ............................     3,063,863
    412,326  Petroleum Geo-Services ASA .......................     5,019,968
    179,554  Statoil ASA ......................................     5,067,742
    735,535  Storebrand ASA (c)................................     4,244,085
    138,439  TGS Nopec Geophysical Co. ASA ....................     4,538,491
    123,315  Yara International ASA ...........................     5,449,272
                                                                 ------------
                                                                   27,383,421
                                                                 ------------

             PORTUGAL - 2.2%
    557,498  EDP - Energias de Portugal S.A. ..................     2,589,053
  1,400,872  Portucel S.A. ....................................     6,374,497
    225,950  Portugal Telecom SGPS S.A. (b)....................       960,921
  2,448,724  Sonae ............................................     4,601,433
    171,087  ZON OPTIMUS SGPS S.A. ............................     1,343,479
                                                                 ------------
                                                                   15,869,383
                                                                 ------------

             SPAIN - 8.3%
     53,659  Acciona S.A. .....................................     4,645,341
     65,077  ACS Actividades de Construccion y Servicios
                S.A. ..........................................     2,556,465
     79,153  Atresmedia Corp de Medios de Comunicaion S.A.
                (c)............................................     1,218,034
    816,050  Banco de Sabadell S.A. ...........................     2,520,526
    189,223  Bankinter S.A. ...................................     1,522,389
    587,729  EDP Renovaveis S.A. ..............................     3,914,017
     41,565  Enagas S.A. ......................................     1,264,059
    156,359  Endesa S.A. (b)...................................     5,627,533
    204,883  Fomento de Construcciones y Contratas S.A. (c)....     4,667,121
    146,347  Gas Natural SDG S.A. .............................     4,114,961
    133,939  Grupo Catalana Occidente S.A. ....................     5,441,526
    720,313  Iberdrola S.A. ...................................     5,037,114
    929,696  International Consolidated Airlines Group S.A.
                (c)............................................     6,466,361
    134,280  Obrascon Huarte Lain S.A. ........................     5,836,461
    168,659  Repsol S.A. ......................................     4,304,341
                                                                 ------------
                                                                   59,136,249
                                                                 ------------

             SWEDEN - 7.4%
    271,724  Boliden AB .......................................     4,131,088
    126,683  Holmen AB ........................................     4,648,612


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND  (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             SWEDEN (CONTINUED)
    399,971  Hufvudstaden AB ..................................  $  5,642,098
    165,336  ICA Gruppen AB (c)................................     6,000,560
    276,503  Industrivarden AB ................................     5,357,211
    167,719  Investor AB ......................................     6,068,908
     97,894  Lundbergforetagen AB .............................     4,629,784
    102,674  NCC AB ...........................................     3,715,256
    218,702  Ratos AB (b)......................................     2,027,428
    178,322  Securitas AB .....................................     2,064,990
    204,455  Swedish Orphan Biovitrum AB (c)...................     2,239,677
    318,408  Tele2 AB .........................................     3,950,398
    265,713  TeliaSonera AB ...................................     2,003,429
                                                                 ------------
                                                                   52,479,439
                                                                 ------------

             SWITZERLAND - 4.3%
      9,208  Baloise Holding AG ...............................     1,158,226
      1,202  Galenica AG ......................................     1,163,182
      6,738  Georg Fischer AG .................................     5,224,703
      1,227  Lindt & Spruengli AG .............................     6,081,912
    152,300  OC Oerlikon Corp., AG ............................     2,566,902
     34,503  Panalpina Welttransport Holding AG ...............     5,300,048
     23,515  PSP Swiss Property AG ............................     2,210,391
     16,095  Swiss Life Holding AG ............................     3,950,699
     24,681  Swiss Re AG ......................................     2,287,889
     26,114  Vontobel Holding AG ..............................     1,032,390
                                                                 ------------
                                                                   30,976,342
                                                                 ------------

             UNITED KINGDOM - 15.2%
     19,577  AstraZeneca PLC ..................................     1,265,204
     69,283  Berendsen PLC ....................................     1,291,348
     53,262  BG Group PLC .....................................       992,292
     69,149  BHP Billiton PLC .................................     2,125,795
    726,287  BP PLC ...........................................     5,811,981
    938,870  Capital & Counties Properties PLC ................     5,478,330
     30,029  Carnival PLC .....................................     1,143,435
    132,780  Derwent London PLC ...............................     5,998,969
  5,391,602  Dixons Retail PLC (c).............................     4,422,396
    184,356  Drax Group PLC ...................................     2,354,294
  1,092,087  DS Smith PLC .....................................     5,908,083
    367,915  GKN PLC ..........................................     2,393,981
    350,091  Great Portland Estates PLC .......................     3,682,858
  1,593,945  Hays PLC .........................................     3,853,151
    412,110  Inchcape PLC .....................................     4,438,338
    482,025  J Sainsbury PLC ..................................     2,540,205
    374,818  Jazztel PLC (c)...................................     5,700,703
    489,090  Kingfisher PLC ...................................     3,436,038
    743,581  Ladbrokes PLC ....................................     1,673,542
  1,282,463  Legal & General Group PLC ........................     4,376,605
  4,274,732  Lloyds Banking Group PLC (c)......................     5,320,021
    241,233  Mondi PLC ........................................     4,218,780


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND  (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)


  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             UNITED KINGDOM (CONTINUED)
    635,479  Ocado Group PLC (c)...............................  $  4,879,775
    773,096  Premier Oil PLC ..................................     3,800,869
     54,698  Prudential PLC ...................................     1,156,742
    444,515  Sports Direct International PLC (c)...............     6,313,943
    409,167  St. James's Place PLC ............................     5,627,678
  1,640,347  Thomas Cook Group PLC (c).........................     4,930,672
     58,096  Vedanta Resources PLC ............................       873,630
    674,000  WM Morrison Supermarkets PLC .....................     2,393,394
                                                                 ------------
                                                                  108,403,052
                                                                 ------------
                 TOTAL COMMON STOCKS ..........................   712,546,620
                 (Cost $647,647,072)                             ------------


RIGHTS (a) - 0.0%

             ITALY - 0.0%
      1,860  Gemina S.p.A. expiring 12/31/49 (c) (d)...........             0
                                                                 ------------
             TOTAL RIGHTS .....................................             0
             (Cost $183)                                         ------------


MONEY MARKET FUNDS - 2.3%
 16,300,947  Goldman Sachs Financial Square Treasury Instruments Fund -
             Institutional Class - 0.001% (e) (f)..............    16,300,947
             (Cost $16,300,947)                                  ------------


             TOTAL INVESTMENTS - 102.1% .......................   728,847,567
             (Cost $663,948,202) (g)

             NET OTHER ASSETS AND LIABILITIES - (2.1)% ........   (15,323,400)
                                                                 ------------

             NET ASSETS - 100.0% ..............................  $713,524,167
                                                                 ============

-----------------------------

      (a) Portfolio securities are categorized based upon their country of incorporation.

      (b) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $10,115,914 and the total value of the collateral held by the Fund is $16,300,947.

      (c)   Non-income producing security.

      (d) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2014, securities noted as such amounted to $0 or 0.00% of net assets.

      (e)   Interest rate shown reflects yield as of March 31, 2014.

      (f)   This security serves as collateral for securities on loan.

      (g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $70,962,449 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,063,084.

      ADR   American Depositary Receipt


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND  (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        3/31/2014        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  --------------   --------------
Common Stocks*................................  $   712,546,620  $ 712,546,620  $           --   $           --
Rights*.......................................               --             --              --**             --
Money Market Funds............................       16,300,947     16,300,947              --               --
                                                ---------------  -------------  --------------   --------------
Total Investments.............................  $   728,847,567  $ 728,847,567  $           --** $           --
                                                ===============  =============  ==============   ==============


*  See Portfolio of Investments for country breakout.
** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2014.


INDUSTRY                                                     % OF NET ASSETS
----------------------------------------------------------------------------
Insurance                                                          7.3%
Electric Utilities                                                 6.5
Banks                                                              6.5
Oil, Gas & Consumable Fuels                                        5.4
Auto Components                                                    5.1
Automobiles                                                        5.0
Construction & Engineering                                         4.1
Food & Staples Retailing                                           4.0
Diversified Financial Services                                     3.9
Diversified Telecommunication Services                             3.5
Energy Equipment & Services                                        3.1
Multi-Utilities                                                    2.9
Paper & Forest Products                                            2.9
Money Market Funds                                                 2.3
Air Freight & Logistics                                            2.2
Machinery                                                          2.2
Hotels, Restaurants & Leisure                                      2.1
Aerospace & Defense                                                2.1
Specialty Retail                                                   2.0
Real Estate Management & Development                               1.9
Chemicals                                                          1.8
Food Products                                                      1.8
Airlines                                                           1.7
Containers & Packaging                                             1.4
Real Estate Investment Trusts                                      1.4
Professional Services                                              1.3


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND  (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)


INDUSTRY (CONTINUED)                                         % OF NET ASSETS
----------------------------------------------------------------------------
Metals & Mining                                                    1.3%
Independent Power and Renewable Electricity Producers              1.3
Media                                                              1.2
Wireless Telecommunication Services                                1.2
Electrical Equipment                                               1.1
Capital Markets                                                    1.1
Distributors                                                       1.1
Textiles, Apparel & Luxury Goods                                   1.0
Marine                                                             0.9
Communications Equipment                                           0.8
Commercial Services & Supplies                                     0.8
Gas Utilities                                                      0.8
Internet Software & Services                                       0.7
Construction Materials                                             0.7
Internet & Catalog Retail                                          0.7
Life Sciences Tools & Services                                     0.7
Building Products                                                  0.5
Technology Hardware, Storage & Peripherals                         0.5
Semiconductors & Semiconductor Equipment                           0.5
Pharmaceuticals                                                    0.3
Biotechnology                                                      0.3
Beverages                                                          0.1
Software                                                           0.1
Transportation Infrastructure                                      0.0
----------------------------------------------------------------------------
TOTAL INVESTMENTS                                                102.1
NET OTHER ASSETS AND LIABILITIES                                  (2.1)
                                                                ------
TOTAL                                                            100.0%
                                                                ======


                                                               % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                              INVESTMENTS
----------------------------------------------------------------------------
Euro                                                              61.8%
British Pound Sterling                                            16.3
Swedish Krona                                                      7.2
Swiss Franc                                                        4.2
Norwegian Krone                                                    4.2
US Dollar                                                          3.2
Danish Krone                                                       3.1
                                                                ------
TOTAL                                                            100.0%
                                                                ======

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  -----------
COMMON STOCKS (a) - 99.5%

             BRAZIL - 65.0%
      5,807  AES Tiete S.A. (Preference Shares) ...............  $    46,169
      9,659  Banco do Brasil S.A. .............................       97,058
      8,160  Banco do Estado do Rio Grande do Sul S.A.
                (Preference Shares) ...........................       47,184
      8,356  Banco Santander Brasil SA ........................       46,291
     31,056  BR Malls Participacoes S.A. ......................      267,993
     19,012  BR Properties S.A. ...............................      156,101
     35,167  Braskem S.A. (Preference Shares) (b)..............      275,725
     11,560  BRF S.A. .........................................      230,793
     10,775  Cia de Gas de Sao Paulo (Preference Shares) ......      234,543
     28,846  Cia de Saneamento Basico do Estado de Sao Paulo ..      268,246
     42,426  Cia Energetica de Minas Gerais (Preference Shares)      285,146
     15,837  Cia Energetica de Sao Paulo (Preference Shares) ..      186,010
     15,878  Cia Paranaense de Energia (Preference Shares) ....      208,604
      6,248  Cielo S.A. .......................................      199,115
     29,814  Cyrela Brazil Realty S.A. Empreendimentos e
                Participacoes .................................      179,489
     28,395  Duratex S.A. .....................................      144,541
     10,352  EDP - Energias do Brasil S.A. ....................       46,992
      9,803  Fibria Celulose S.A. (b)..........................      109,004
      7,521  Gerdau S.A. (Preference Shares) ..................       48,129
      6,324  Grendene S.A. ....................................       43,256
     20,947  Hypermarcas S.A. .................................      151,494
     80,545  JBS S.A. .........................................      275,465
      4,896  M Dias Branco S.A. ...............................      197,221
     11,800  Metalurgica Gerdau S.A. (Preference Shares) ......       90,541
     58,339  Oi S.A. (Preference Shares) ......................       80,219
     33,999  Petroleo Brasileiro S.A. (Preference Shares) .....      236,450
     22,294  Porto Seguro S.A. ................................      312,941
     10,156  Telefonica Brasil S.A. (Preference Shares) .......      214,981
     48,578  Tim Participacoes S.A. ...........................      253,702
      6,852  Ultrapar Participacoes S.A. ......................      165,819
     23,735  Usinas Siderurgicas de Minas Gerais S.A.
                (Perference Shares) (b)........................      107,012
                                                                 -----------
                                                                   5,206,234
                                                                 -----------

             CHILE - 5.8%
     27,375  Cia General de Electricidad S.A. .................      133,786
    526,744  Enersis S.A. .....................................      164,543
     13,843  ENTEL Chile S.A. .................................      169,562
                                                                 -----------
                                                                     467,891
                                                                 -----------

             COLOMBIA - 6.7%
     32,074  Cementos Argos S.A. ..............................      163,953
      5,637  Corp Financiera Colombiana SA ....................      107,026
     48,818  Ecopetrol S.A. ...................................       99,768
     69,423  Empresa de Energia de Bogota SA ESP ..............       56,681
      2,805  Grupo de Inversiones Suramericana SA .............       51,920
      3,928  Grupo Nutresa SA .................................       54,340
                                                                 -----------
                                                                     533,688
                                                                 -----------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  -----------
COMMON STOCKS (a) (CONTINUED)

             LUXEMBOURG - 4.3%
     11,674  Ternium S.A., ADR ................................  $   345,317
                                                                 -----------

             MEXICO - 16.5%
     83,704  Alfa S.A.B. de C.V., Series A ....................      211,576
    120,830  Compartamos S.A.B. de C.V. .......................      221,012
     53,420  Controladora Comercial Mexicana S.A.B. de C.V. ...      221,569
     11,057  Grupo Aeroportuario del Pacifico SAB de C.V.,
                Series B ......................................       64,739
     36,287  Grupo Bimbo S.A.B. de C.V., Series A .............       97,864
     31,676  Grupo Carso S.A.B. de C.V., Series A1 ............      166,198
     37,744  Grupo Mexico SAB de C.V., Series B ...............      119,111
     85,473  OHL Mexico S.A.B. de C.V. (b).....................      221,678
                                                                 -----------
                                                                   1,323,747
                                                                 -----------

             PERU - 1.2%
     28,226  Grana y Montero SAA ..............................       98,394
                                                                 -----------

             TOTAL INVESTMENTS - 99.5% ........................    7,975,271
             (Cost $8,674,687) (c)

             NET OTHER ASSETS AND LIABILITIES - 0.5% ..........       36,334
                                                                 -----------

             NET ASSETS - 100.0% ..............................  $ 8,011,605
                                                                 ===========

-----------------------------

      (a) Portfolio securities are categorized based upon their country of incorporation.

      (b)   Non-income producing security.

      (c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $395,549 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,094,963.

      ADR   American Depositary Receipt

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        3/31/2014        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------  ---------------
Common Stocks*................................  $     7,975,271  $   7,975,271  $            --  $            --
                                                ===============  =============  ===============  ===============



All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2014.


* See Portfolio of Investments for country breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

        INDUSTRY                                                % OF NET ASSETS
        ------------------------------------------------------------------------
        Food Products                                                 10.6%
        Electric Utilities                                            10.5
        Metals & Mining                                                8.9
        Oil, Gas & Consumable Fuels                                    6.3
        Real Estate Management & Development                           5.3
        Wireless Telecommunication Services                            5.3
        Industrial Conglomerates                                       4.7
        Insurance                                                      3.9
        Diversified Telecommunication Services                         3.7
        Gas Utilities                                                  3.6
        Transportation Infrastructure                                  3.6
        Chemicals                                                      3.4
        Water Utilities                                                3.3
        Paper & Forest Products                                        3.2
        Independent Power and Renewable Electricity Producers          2.9
        Food & Staples Retailing                                       2.8
        Consumer Finance                                               2.8
        IT Services                                                    2.5
        Banks                                                          2.4
        Household Durables                                             2.2
        Construction Materials                                         2.0
        Diversified Financial Services                                 2.0
        Personal Products                                              1.9
        Construction & Engineering                                     1.2
        Textiles, Apparel & Luxury Goods                               0.5
        ------------------------------------------------------------------------
        TOTAL INVESTMENTS                                             99.5
        NET OTHER ASSETS AND LIABILITIES                               0.5
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST BRAZIL ALPHADEX(R) FUND  (FBZ)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  -----------
COMMON STOCKS - 99.6%

             AEROSPACE & DEFENSE - 0.7%
      4,044  Embraer S.A. .....................................  $    36,073
                                                                 -----------

             BANKS - 6.8%
      2,626  Banco Bradesco S.A. (Preference Shares) ..........       36,097
      9,393  Banco do Brasil S.A. .............................       94,385
     16,395  Banco Santander Brasil SA ........................       90,827
      2,437  Itau Unibanco Holding S.A. (Preference Shares)....       36,410
     17,237  Itausa - Investimentos Itau S.A. (Preference
                Shares)........................................       70,270
                                                                 -----------
                                                                     327,989
                                                                 -----------

             CAPITAL MARKETS - 0.8%
      3,157  CETIP S.A. - Balcao Organizado Ativos Derivativos        38,263
                                                                 -----------

             CHEMICALS - 3.0%
     18,190  Braskem S.A. (Preference Shares)..................      142,618
                                                                 -----------

             CONTAINERS & PACKAGING - 0.7%
     31,158  Klabin S.A. (Preference Shares) ..................       31,996
                                                                 -----------

             DIVERSIFIED CONSUMER SERVICES - 5.4%
     10,255  Anhanguera Educacional Participacoes S.A. ........       63,275
     11,230  Estacio Participacoes S.A. .......................      113,141
      3,892  Kroton Educacional S.A. ..........................       85,593
                                                                 -----------
                                                                     262,009
                                                                 -----------

             DIVERSIFIED FINANCIAL SERVICES - 1.4%
     13,815  BM&FBovespa S.A. .................................       68,497
                                                                 -----------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 6.2%
     85,124  Oi S.A. (Preference Shares) ......................      117,050
      8,521  Telefonica Brasil S.A. (Preference Shares) .......      180,372
                                                                 -----------
                                                                     297,422
                                                                 -----------

             ELECTRIC UTILITIES - 8.7%
     27,266  Cia Energetica de Minas Gerais (Preference Shares)      183,255
     12,512  Cia Paranaense de Energia (Preference Shares) ....      164,382
      4,002  CPFL Energia S.A. ................................       32,806
     13,015  Eletrobras S.A. ..................................       37,858
                                                                 -----------
                                                                     418,301
                                                                 -----------

             FOOD & STAPLES RETAILING - 2.7%
      2,913  Cia Brasileira de Distribuicao Grupo Pao de
                Acucar (Preference Shares).....................      128,062
                                                                 -----------

             FOOD PRODUCTS - 4.4%
     43,557  JBS S.A. .........................................      148,965
      1,528  M Dias Branco S.A. ...............................       61,551
                                                                 -----------
                                                                     210,516
                                                                 -----------

             GAS UTILITIES - 1.8%
      3,935  Cia de Gas de Sao Paulo (Preference Shares) ......       85,654
                                                                 -----------

             HEALTH CARE PROVIDERS & SERVICES - 2.8%
     13,582  Qualicorp S.A. (a)................................      137,376
                                                                 -----------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST BRAZIL ALPHADEX(R) FUND  (FBZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  -----------
COMMON STOCKS (CONTINUED)

             HOUSEHOLD DURABLES - 2.6%
     21,222  Cyrela Brazil Realty S.A. Empreendimentos e
                Participacoes .................................  $   127,762
                                                                 -----------

             INDEPENDENT POWER AND RENEWABLE ELECTRICITY
                PRODUCERS - 6.0%
     12,006  AES Tiete S.A. (Preference Shares) ...............       95,455
     13,630  Cia Energetica de Sao Paulo (Preference Shares)...      160,088
      2,126  Tractebel Energia S.A. ...........................       32,888
                                                                 -----------
                                                                     288,431
                                                                 -----------

             INSURANCE - 3.7%
     12,840  Porto Seguro S.A. ................................      180,235
                                                                 -----------

             IT SERVICES - 2.3%
      3,491  Cielo S.A. .......................................      111,254
                                                                 -----------

             MACHINERY - 1.4%
      4,904  WEG S.A. .........................................       68,513
                                                                 -----------

             METALS & MINING - 11.1%
      6,092  Bradespar S.A. (Preference Shares) ...............       52,839
     21,251  Cia Siderurgica Nacional S.A. ....................       92,159
     12,497  Gerdau S.A. (Preference Shares) ..................       79,972
     13,060  Metalurgica Gerdau S.A. (Preference Shares) ......      100,209
     26,882  Usinas Siderurgicas de Minas Gerais S.A.
                (Perference Shares) (a) .......................      121,200
      7,003  Vale S.A. (Preference Shares) ....................       87,499
                                                                 -----------
                                                                     533,878
                                                                 -----------

             OIL, GAS & CONSUMABLE FUELS - 6.0%
     22,365  Petroleo Brasileiro S.A. (Preference Shares) .....      155,540
      5,462  Ultrapar Participacoes S.A. ......................      132,181
                                                                 -----------
                                                                     287,721
                                                                 -----------

             PAPER & FOREST PRODUCTS - 6.3%
     23,239  Duratex S.A. .....................................      118,295
      8,289  Fibria Celulose S.A. (a)..........................       92,169
     24,805  Suzano Papel e Celulose S.A. (Preference Shares) .       91,611
                                                                 -----------
                                                                     302,075
                                                                 -----------

             PERSONAL PRODUCTS - 1.3%
      8,657  Hypermarcas S.A. .................................       62,610
                                                                 -----------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 5.4%
     22,404  BR Malls Participacoes S.A. ......................      193,332
      8,215  BR Properties S.A. ...............................       67,451
                                                                 -----------
                                                                     260,783
                                                                 -----------

             TEXTILES, APPAREL & LUXURY GOODS - 1.2%
     10,324  Alpargatas S.A. (Preference Shares) ..............       57,330
                                                                 -----------

             TRANSPORTATION INFRASTRUCTURE - 1.3%
      4,010  Arteris S.A. .....................................       32,200
      5,162  EcoRodovias Infraestrutura e Logistica S.A. ......       30,940
                                                                 -----------
                                                                      63,140
                                                                 -----------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST BRAZIL ALPHADEX(R) FUND  (FBZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  -----------
COMMON STOCKS (CONTINUED)

             WATER UTILITIES - 2.2%
     11,549  Cia de Saneamento Basico do Estado de Sao Paulo...  $   107,397
                                                                 -----------

             WIRELESS TELECOMMUNICATION SERVICES - 3.4%
     30,981  Tim Participacoes S.A. ...........................      161,800
                                                                 -----------

             TOTAL INVESTMENTS - 99.6% ........................    4,797,705
             (Cost $4,918,277) (b)

             NET OTHER ASSETS AND LIABILITIES - 0.4% ..........       19,237
                                                                 -----------
             NET ASSETS - 100.0% ..............................  $ 4,816,942
                                                                 ===========

-----------------------------

      (a)   Non-income producing security.

      (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $363,970 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $484,542.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        3/31/2014        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------  ---------------
Common Stocks*................................  $     4,797,705  $   4,797,705  $            --  $            --
                                                ===============  =============  ===============  ===============


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2014.



COUNTRY ALLOCATION**                                        % OF NET ASSETS
----------------------------------------------------------------------------
Brazil                                                             99.6%
Net Other Assets and Liabilities                                    0.4
                                                                 --------
TOTAL                                                             100.0%
                                                                 ========

* See Portfolio of Investments for industry breakout.
**Portfolio securities are categorized based on their country of incorporation.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CHINA ALPHADEX(R) FUND  (FCA)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  -----------
COMMON STOCKS - 100.2%

             AIRLINES - 1.7%
    236,397  China Southern Airlines Co., Ltd., Class H .......  $    76,803
                                                                 -----------

             CHEMICALS - 1.7%
    148,000  China BlueChemical Ltd., Class H .................       76,132
                                                                 -----------

             COMMERCIAL SERVICES & SUPPLIES - 2.9%
     92,000  China Everbright International Ltd. ..............      125,964
                                                                 -----------

             CONSTRUCTION & ENGINEERING - 1.2%
     76,000  China Communications Construction Co., Ltd.,
                Class H .......................................       53,008
                                                                 -----------

             CONSTRUCTION MATERIALS - 1.9%
    105,666  BBMG Corp., Class H ..............................       82,419
                                                                 -----------

             DIVERSIFIED CONSUMER SERVICES - 1.3%
      1,950  New Oriental Education & Technology Group, Inc.,
                ADR ...........................................       57,232
                                                                 -----------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 1.9%
    122,400  China Telecom Corp., Ltd., Class H ...............       56,651
     20,000  China Unicom Hong Kong Ltd. ......................       26,249
                                                                 -----------
                                                                      82,900
                                                                 -----------

             ENERGY EQUIPMENT & SERVICES - 1.1%
     20,000  China Oilfield Services Ltd., Class H ............       46,980
                                                                 -----------

             FOOD PRODUCTS - 2.2%
     14,000  Biostime International Holdings Ltd. .............       96,113
                                                                 -----------

             GAS UTILITIES - 2.6%
     20,000  China Gas Holdings Ltd. ..........................       31,251
     26,000  China Resources Gas Group Ltd. ...................       82,628
                                                                 -----------
                                                                     113,879
                                                                 -----------

             HOUSEHOLD DURABLES - 3.3%
     53,198  Haier Electronics Group Co., Ltd. ................      144,029
                                                                 -----------

             INDEPENDENT POWER AND RENEWABLE ELECTRICITY
                PRODUCERS - 8.5%
    234,000  Beijing Jingneng Clean Energy Co., Ltd.,
                Class H .......................................      107,399
     66,189  Datang International Power Generation Co., Ltd.,
                Class H .......................................       24,149
    314,000  Huadian Power International Corp. Ltd., Class H...      152,213
    256,000  Huaneng Renewables Corp. Ltd., Class H ...........       86,802
                                                                 -----------
                                                                     370,563
                                                                 -----------

             INDUSTRIAL CONGLOMERATES - 3.9%
      3,000  Beijing Enterprises Holdings Ltd. ................       26,881
     80,475  CITIC Pacific Ltd. ...............................      142,347
                                                                 -----------
                                                                     169,228
                                                                 -----------

             INSURANCE - 3.1%
     75,200  China Taiping Insurance Holdings Co., Ltd. (a)....      134,568
                                                                 -----------

             INTERNET SOFTWARE & SERVICES - 7.0%
        345  Baidu, Inc., ADR (a)..............................       52,571
      1,863  SouFun Holdings Ltd., ADR ........................      127,467


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CHINA ALPHADEX(R) FUND  (FCA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  -----------
COMMON STOCKS (CONTINUED)

             INTERNET SOFTWARE & SERVICES (CONTINUED)
      1,400  Tencent Holdings Ltd. ............................  $    97,376
      1,014  Youku Tudou, Inc., ADR (a)........................       28,433
                                                                 -----------
                                                                     305,847
                                                                 -----------

             IT SERVICES - 1.3%
     62,000  TravelSky Technology Ltd., Class H ...............       55,074
                                                                 -----------

             LIFE SCIENCES TOOLS & SERVICES - 2.0%
      2,401  WuXi PharmaTech Cayman, Inc., ADR (a).............       88,501
                                                                 -----------

             MACHINERY - 1.3%
     65,000  Yangzijiang Shipbuilding Holdings Ltd. ...........       55,807
                                                                 -----------

             METALS & MINING - 6.7%
    223,001  China Hongqiao Group Ltd. ........................      140,876
     17,000  Jiangxi Copper Co., Ltd., Class H ................       28,580
    574,400  Zijin Mining Group Co., Ltd., Class H ............      122,189
                                                                 -----------
                                                                     291,645
                                                                 -----------

             OIL, GAS & CONSUMABLE FUELS - 8.6%
    272,867  China Coal Energy Co., Ltd., Class H .............      154,084
     76,000  China Petroleum & Chemical Corp., Class H ........       68,196
     19,500  China Shenhua Energy Co., Ltd., Class H ..........       56,314
     65,666  CNOOC Ltd. .......................................       98,713
                                                                 -----------
                                                                     377,307
                                                                 -----------

             PHARMACEUTICALS - 3.6%
    101,000  Sihuan Pharmaceutical Holdings Group Ltd. ........      121,619
     40,000  Sino Biopharmaceutical Ltd. ......................       34,036
                                                                 -----------
                                                                     155,655
                                                                 -----------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 17.6%
    144,000  Agile Property Holdings Ltd. .....................      118,074
    402,192  Evergrande Real Estate Group Ltd. ................      190,298
    264,000  Franshion Properties China Ltd. ..................       88,153
     80,499  Greentown China Holdings Ltd. ....................       87,385
     62,880  Guangzhou R&F Properties Co., Ltd., Class H ......       90,633
     26,000  Hopson Development Holdings Ltd. (a)..............       24,336
     46,832  Sino-Ocean Land Holdings Ltd. ....................       25,540
    178,000  SOHO China Ltd. ..................................      146,411
                                                                 -----------
                                                                     770,830
                                                                 -----------

             SOFTWARE - 4.6%
      2,732  Giant Interactive Group, Inc., ADR ...............       31,609
     43,000  Kingsoft Corp Ltd. ...............................      169,361
                                                                 -----------
                                                                     200,970
                                                                 -----------

             SPECIALTY RETAIL - 3.2%
    833,000  GOME Electrical Appliances Holding Ltd. ..........      140,686
                                                                 -----------

             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.2%
     50,000  Lenovo Group Ltd. ................................       54,922
                                                                 -----------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CHINA ALPHADEX(R) FUND  (FCA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  -----------
COMMON STOCKS (CONTINUED)

             WATER UTILITIES - 3.9%
    244,000  Beijing Enterprises Water Group Ltd. .............  $   170,185
                                                                 -----------

             WIRELESS TELECOMMUNICATION SERVICES - 1.9%
      9,000  China Mobile Ltd. ................................       82,383
                                                                 -----------

             TOTAL INVESTMENTS - 100.2% .......................    4,379,630
             (Cost $4,458,575) (b)

             NET OTHER ASSETS AND LIABILITIES - (0.2%) ........       (9,504)
                                                                 -----------

             NET ASSETS - 100.0% ..............................  $ 4,370,126
                                                                 ===========

-----------------------------

      (a)   Non-income producing security.

      (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $354,856 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $433,801.

      ADR   American Depositary Receipt

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        3/31/2014        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------  ---------------
Common Stocks*................................  $     4,379,630  $   4,379,630  $            --  $            --
                                                ===============  =============  ===============  ===============



COUNTRY ALLOCATION**                                         % OF NET ASSETS
--------------------------------------------------------------------------------
Cayman Islands                                                     33.5%
China                                                              30.6
Hong Kong                                                          18.4
Bermuda                                                            16.4
Singapore                                                           1.3
-------------------------------------------------------------------------
TOTAL INVESTMENTS                                                 100.2
NET OTHER ASSETS AND LIABILITIES                                   (0.2)
                                                                 --------
TOTAL                                                             100.0%
                                                                 ========

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND  (FJP)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS - 98.8%

             AIRLINES - 1.7%
     35,700  Japan Airlines Co., Ltd. .........................  $  1,757,070
                                                                 ------------

             AUTO COMPONENTS - 6.2%
     15,000  NGK Spark Plug Co., Ltd. .........................       337,160
     62,400  NHK Spring Co., Ltd. .............................       578,567
    107,700  NOK Corp. ........................................     1,758,218
     74,400  Sumitomo Rubber Industries Ltd. ..................       947,165
     45,400  Toyoda Gosei Co., Ltd. ...........................       870,480
      7,800  Toyota Industries Corp. ..........................       374,829
    144,000  Yokohama Rubber (The) Co., Ltd. ..................     1,353,292
                                                                 ------------
                                                                    6,219,711
                                                                 ------------

             AUTOMOBILES - 4.7%
     62,300  Daihatsu Motor Co., Ltd. .........................     1,100,353
     24,600  Fuji Heavy Industries Ltd. .......................       665,438
    341,000  Mazda Motor Corp. ................................     1,513,133
    167,600  Nissan Motor Co., Ltd. ...........................     1,493,891
                                                                 ------------
                                                                    4,772,815
                                                                 ------------

             BEVERAGES - 0.7%
     49,000  Kirin Holdings Co., Ltd. .........................       678,874
                                                                 ------------

             BUILDING PRODUCTS - 3.5%
     57,000  Asahi Glass Co., Ltd. ............................       330,243
     28,300  Daikin Industries Ltd. ...........................     1,585,337
     12,800  LIXIL Group Corp. ................................       352,941
     89,000  TOTO Ltd. ........................................     1,233,920
                                                                 ------------
                                                                    3,502,441
                                                                 ------------

             CAPITAL MARKETS - 2.9%
     35,000  Daiwa Securities Group, Inc. .....................       304,510
     27,500  Matsui Securities Co., Ltd. ......................       279,223
     93,200  SBI Holdings, Inc. ...............................     1,123,294
    145,800  Tokai Tokyo Financial Holdings, Inc. .............     1,223,299
                                                                 ------------
                                                                    2,930,326
                                                                 ------------

             CHEMICALS - 7.2%
     52,000  Air Water, Inc. ..................................       719,430
     90,000  Asahi Kasei Corp. ................................       612,120
     86,000  Daicel Corp. .....................................       704,898
    231,000  DIC Corp. ........................................       606,511
     88,400  Hitachi Chemical Co., Ltd. .......................     1,203,333
    118,200  Kuraray Co., Ltd. ................................     1,351,315
    152,400  Mitsubishi Chemical Holdings Corp. ...............       633,431
    379,000  Tosoh Corp. ......................................     1,461,435
                                                                 ------------
                                                                    7,292,473
                                                                 ------------

             COMMERCIAL SERVICES & SUPPLIES - 0.6%
     33,000  Dai Nippon Printing Co., Ltd. ....................       316,204

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND  (FJP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             COMMERCIAL SERVICES & SUPPLIES (CONTINUED)
     44,000  Toppan Printing Co., Ltd. ........................  $    315,032
                                                                 ------------
                                                                      631,236
                                                                 ------------

             CONSTRUCTION & ENGINEERING - 0.3%
     68,000  Shimizu Corp. ....................................       352,468
                                                                 ------------

             CONSUMER FINANCE - 0.5%
     24,200  Hitachi Capital Corp. ............................       517,692
                                                                 ------------

             CONTAINERS & PACKAGING - 0.5%
     32,800  Toyo Seikan Group Holdings Ltd. ..................       532,605
                                                                 ------------

             DIVERSIFIED FINANCIAL SERVICES - 1.8%
     49,500  Japan Exchange Group, Inc. .......................     1,207,586
     40,100  ORIX Corp. .......................................       564,504
                                                                 ------------
                                                                    1,772,090
                                                                 ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 1.8%
     32,700  Nippon Telegraph & Telephone Corp. ...............     1,780,180
                                                                 ------------

             ELECTRIC UTILITIES - 0.3%
     71,600  Tokyo Electric Power Co., Inc. (b) ...............       288,578
                                                                 ------------

             ELECTRICAL EQUIPMENT - 4.0%
    226,000  Fuji Electric Co., Ltd. ..........................     1,009,408
     28,800  Nidec Corp. ......................................     1,752,024
     84,500  Sumitomo Electric Industries Ltd. ................     1,257,492
                                                                 ------------
                                                                    4,018,924
                                                                 ------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 6.5%
     41,800  Citizen Holdings Co., Ltd. .......................       314,669
     37,300  FUJIFILM Holdings Corp. ..........................     1,001,388
     56,500  Ibiden Co., Ltd. .................................     1,113,414
      4,000  Murata Manufacturing Co., Ltd. ...................       377,271
     39,800  Omron Corp. ......................................     1,642,668
     29,400  TDK Corp. ........................................     1,227,671
     67,000  Yaskawa Electric Corp. ...........................       926,309
                                                                 ------------
                                                                    6,603,390
                                                                 ------------

             FOOD PRODUCTS - 1.6%
     11,000  Meiji Holdings Co., Ltd. .........................       693,795
     62,000  Nippon Meat Packers, Inc. ........................       923,257
                                                                 ------------
                                                                    1,617,052
                                                                 ------------

             GAS UTILITIES - 1.4%
    286,000  Tokyo Gas Co., Ltd. ..............................     1,451,960
                                                                 ------------

             HOUSEHOLD DURABLES - 1.4%
     90,700  Panasonic Corp. ..................................     1,030,771
     20,300  Sony Corp. .......................................       387,847
                                                                 ------------
                                                                    1,418,618
                                                                 ------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND  (FJP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             INDEPENDENT POWER AND RENEWABLE ELECTRICITY
                PRODUCERS - 0.7%
     24,200  Electric Power Development Co., Ltd. .............  $    683,457
                                                                 ------------

             INSURANCE - 1.5%
     63,200  Dai-ichi Life Insurance (The) Co., Ltd. ..........       918,471
     25,200  NKSJ Holdings, Inc. ..............................       647,487
                                                                 ------------
                                                                    1,565,958
                                                                 ------------

             INTERNET SOFTWARE & SERVICES - 0.6%
     33,500  Dena Co., Ltd. (a)................................       604,990
                                                                 ------------

             IT SERVICES - 1.8%
     67,100  SCSK Corp. .......................................     1,807,926
                                                                 ------------

             LEISURE PRODUCTS - 0.9%
     15,900  Namco Bandai Holdings, Inc. ......................       376,338
     44,300  Yamaha Corp. .....................................       570,408
                                                                 ------------
                                                                      946,746
                                                                 ------------

             MACHINERY - 6.0%
     22,400  Hino Motors Ltd. .................................       332,262
    103,600  JTEKT Corp. ......................................     1,539,722
     22,000  Kubota Corp. .....................................       291,372
    241,000  Minebea Co., Ltd. ................................     2,143,467
     56,000  NGK Insulators Ltd. ..............................     1,166,497
     57,000  NSK Ltd. .........................................       586,485
                                                                 ------------
                                                                    6,059,805
                                                                 ------------

             MARINE - 1.0%
    331,000  Nippon Yusen K.K. ................................       962,070
                                                                 ------------

             METALS & MINING - 4.4%
     44,400  JFE Holdings, Inc. ...............................       835,820
    823,000  Kobe Steel Ltd. (a)...............................     1,092,390
    287,000  Mitsubishi Materials Corp. .......................       814,717
    134,000  Sumitomo Metal Mining Co., Ltd. ..................     1,682,546
                                                                 ------------
                                                                    4,425,473
                                                                 ------------

             MULTILINE RETAIL - 0.9%
      9,800  Ryohin Keikaku Co., Ltd. .........................       943,778
                                                                 ------------

             OIL, GAS & CONSUMABLE FUELS - 6.9%
     77,400  Idemitsu Kosan Co., Ltd. .........................     1,589,019
     82,400  Inpex Corp. ......................................     1,068,969
    342,300  JX Holdings, Inc. ................................     1,648,240
    104,000  Showa Shell Sekiyu K.K. ..........................       929,012
    192,000  TonenGeneral Sekiyu K.K. .........................     1,694,637
                                                                 ------------
                                                                    6,929,877
                                                                 ------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND  (FJP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             PAPER & FOREST PRODUCTS - 0.9%
    208,000  Oji Holdings Corp. ...............................  $    931,027
                                                                 ------------

             PHARMACEUTICALS - 1.7%
     48,700  Otsuka Holdings Co., Ltd. ........................     1,456,541
     16,200  Shionogi & Co., Ltd. .............................       300,253
                                                                 ------------
                                                                    1,756,794
                                                                 ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.1%
    127,000  Tokyo Tatemono Co., Ltd. .........................     1,088,941
                                                                 ------------

             ROAD & RAIL - 1.0%
      3,000  Central Japan Railway Co. ........................       350,530
     16,200  West Japan Railway Co. ...........................       661,404
                                                                 ------------
                                                                    1,011,934
                                                                 ------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.4%
    179,200  Renesas Electronics Corp. (a) (b).................     1,366,375
                                                                 ------------

             SOFTWARE - 1.6%
     50,000  COLOPL, Inc. (a) (b)..............................     1,313,763
     38,100  Nexon Co., Ltd. ..................................       321,145
                                                                 ------------
                                                                    1,634,908
                                                                 ------------

             SPECIALTY RETAIL - 2.3%
     23,400  Hikari Tsushin, Inc. .............................     1,974,655
      3,700  Shimamura Co., Ltd. ..............................       320,118
                                                                 ------------
                                                                    2,294,773
                                                                 ------------

             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 5.8%
     77,300  Brother Industries Ltd. ..........................     1,080,695
     22,200  Canon, Inc. ......................................       686,336
    141,500  Konica Minolta, Inc. .............................     1,320,200
     66,300  Ricoh Co., Ltd. ..................................       764,395
     65,600  Seiko Epson Corp. ................................     2,040,169
                                                                 ------------
                                                                    5,891,795
                                                                 ------------

             TRADING COMPANIES & DISTRIBUTORS - 7.8%
    114,000  ITOCHU Corp. .....................................     1,332,016
    196,000  Marubeni Corp. ...................................     1,315,971
     91,800  Mitsubishi Corp. .................................     1,704,101
    126,400  Mitsui & Co., Ltd. ...............................     1,786,733
    140,200  Sumitomo Corp. ...................................     1,783,487
                                                                 ------------
                                                                    7,922,308
                                                                 ------------

             WIRELESS TELECOMMUNICATION SERVICES - 2.9%
     85,800  NTT DoCoMo, Inc. .................................     1,353,315
     20,200  Softbank Corp. ...................................     1,526,522
                                                                 ------------
                                                                    2,879,837
                                                                 ------------

                 TOTAL COMMON STOCKS...........................    99,847,275
                 (Cost $104,609,156)                             ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND  (FJP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

   SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
MONEY MARKET FUNDS - 3.4%
  3,390,342  Goldman Sachs Financial Square Treasury
                Instruments Fund - Institutional Class -
                0.001% (c) (d).................................  $  3,390,342
             (Cost $3,390,342)                                   ------------

             TOTAL INVESTMENTS - 102.2% .......................   103,237,617
             (Cost $107,999,498) (e)

             NET OTHER ASSETS AND LIABILITIES - (2.2)% ........    (2,216,163)
                                                                 ------------
             NET ASSETS - 100.0% ..............................  $101,021,454
                                                                 ============

--------------------------------------------------
      (a) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $3,223,710 and the total value of the collateral held by the Fund is $3,390,342.

      (b)   Non-income producing security.

      (c)   Interest rate shown reflects yield as of March 31, 2014.

      (d)   This security serves as collateral for securities on loan.

      (e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,229,166 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,991,047.

-------------------------------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        3/31/2014        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*...............................   $    99,847,275  $  99,847,275  $            --  $           --
Money Market Funds...........................         3,390,342      3,390,342               --              --
                                                ---------------  -------------  ---------------  --------------
TOTAL INVESTMENTS.............................  $   103,237,617  $ 103,237,617  $            --  $           --
                                                ===============  =============  ===============  ==============



COUNTRY ALLOCATION**                                     % OF NET ASSETS
------------------------------------------------------------------------
Japan                                                         98.8%
United States                                                  3.4
---------------------------------------------------------------------
TOTAL INVESTMENTS                                             102.2
NET OTHER ASSETS AND LIABILITIES                              (2.2)
                                                          ------------
TOTAL                                                        100.0%
                                                          ============

*    See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND  (FKO)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  -----------
COMMON STOCKS - 99.6%

             AIR FREIGHT & LOGISTICS - 2.2%
        503  Hyundai Glovis Co., Ltd. .........................  $   114,120
                                                                 -----------

             AUTO COMPONENTS - 4.2%
      1,275  Hankook Tire Co., Ltd. ...........................       72,347
        396  Hyundai Mobis ....................................      117,187
        204  Hyundai Wia Corp. ................................       32,772
                                                                 -----------
                                                                     222,306
                                                                 -----------

             AUTOMOBILES - 6.6%
        655  Hyundai Motor Co. ................................      154,451
      3,449  Kia Motors Corp. .................................      192,142
                                                                 -----------
                                                                     346,593
                                                                 -----------

             BANKS - 7.9%
      4,408  Hana Financial Group, Inc. .......................      161,089
      6,370  Industrial Bank of Korea .........................       80,788
      1,830  KB Financial Group, Inc. .........................       64,040
      2,450  Shinhan Financial Group Co., Ltd. ................      108,178
                                                                 -----------
                                                                     414,095
                                                                 -----------

             CHEMICALS - 5.8%
      5,390  Hanwha Chem Corp. ................................       97,981
      4,940  Hanwha Corp. .....................................      148,973
        334  Lotte Chemical Corp. .............................       58,990
                                                                 -----------
                                                                     305,944
                                                                 -----------

             COMMERCIAL SERVICES & SUPPLIES - 0.8%
        517  S1 Corp. .........................................       43,227
                                                                 -----------

             CONSTRUCTION & ENGINEERING - 2.6%
      1,645  Daelim Industrial Co., Ltd. ......................      133,986
                                                                 -----------

             DIVERSIFIED FINANCIAL SERVICES - 0.0%
        196  Neo Holdings Co., Ltd. (a) (b)....................            0
                                                                 -----------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 4.6%
      6,130  KT Corp. .........................................      170,174
      7,196  LG Uplus Corp. ...................................       70,645
                                                                 -----------
                                                                     240,819
                                                                 -----------

             ELECTRIC UTILITIES - 2.9%
      4,456  Korea Electric Power Corp. .......................      152,587
                                                                 -----------

             ELECTRONIC EQUIPMENT, INSTRUMENTS &
                COMPONENTS - 6.3%
      7,630  LG Display Co., Ltd. (b)..........................      191,028
      1,590  Samsung Electro-Mechanics Co., Ltd. ..............      103,515
        239  Samsung SDI Co., Ltd. ............................       36,149
                                                                 -----------
                                                                     330,692
                                                                 -----------

             FOOD & STAPLES RETAILING - 1.3%
        290  E-Mart Co., Ltd. .................................       66,476
                                                                 -----------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND  (FKO)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  -----------
COMMON STOCKS (CONTINUED)

             FOOD PRODUCTS - 0.7%
        140  CJ CheilJedang Corp. .............................  $    37,747
                                                                 -----------

             GAS UTILITIES - 2.6%
      2,324  Korea Gas Corp. ..................................      135,801
                                                                 -----------

             HOUSEHOLD DURABLES - 0.8%
        583  Coway Co., Ltd. ..................................       40,913
                                                                 -----------

             INDUSTRIAL CONGLOMERATES - 6.4%
        664  CJ Corp. .........................................       84,836
        277  Doosan Corp. .....................................       36,042
        605  LG Corp. .........................................       32,909
      1,013  SK Holdings Co., Ltd. ............................      183,671
                                                                 -----------
                                                                     337,458
                                                                 -----------

             INSURANCE - 7.3%
      3,443  Dongbu Insurance Co., Ltd. .......................      178,546
      3,570  Hyundai Marine & Fire Insurance Co., Ltd. ........      102,963
     10,200  Korea Life Insurance Co., Ltd. ...................       66,885
        149  Samsung Fire & Marine Insurance Co., Ltd. ........       33,525
                                                                 -----------
                                                                     381,919
                                                                 -----------

             INTERNET SOFTWARE & SERVICES - 3.0%
        214  NAVER Corp. ......................................      155,607
                                                                 -----------

             IT SERVICES - 1.5%
        573  SK C&C Co., Ltd. .................................       80,477
                                                                 -----------

             MACHINERY - 3.7%
      4,420  Daewoo Shipbuilding & Marine Engineering Co., Ltd.      132,876
        435  Hyundai Mipo Dockyard ............................       63,343
                                                                 -----------
                                                                     196,219
                                                                 -----------

             MEDIA - 2.4%
      5,630  Cheil Worldwide, Inc. (b).........................      126,674
                                                                 -----------

             METALS & MINING - 5.5%
      1,794  Hyundai Steel Co. ................................      115,954
        122  Korea Zinc Co., Ltd. .............................       37,880
        474  POSCO ............................................      131,809
                                                                 -----------
                                                                     285,643
                                                                 -----------

             MULTILINE RETAIL - 2.3%
        240  Hyundai Department Store Co., Ltd. ...............       32,016
        287  Lotte Shopping Co., Ltd. .........................       90,324
                                                                 -----------
                                                                     122,340
                                                                 -----------

             OIL, GAS & CONSUMABLE FUELS - 3.5%
      2,026  GS Holdings ......................................       91,741
        821  SK Innovation Co., Ltd. ..........................       94,097
                                                                 -----------
                                                                     185,838
                                                                 -----------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND  (FKO)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  -----------
COMMON STOCKS (CONTINUED)

             PERSONAL PRODUCTS - 2.3%
        250  AMOREPACIFIC Group ...............................  $   120,250
                                                                 -----------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.8%
        141  Samsung Electronics Co., Ltd. ....................      177,897
      5,260  SK Hynix, Inc. (b)................................      177,895
                                                                 -----------
                                                                     355,792
                                                                 -----------

             SOFTWARE - 3.0%
        779  NCSoft Corp. .....................................      159,540
                                                                 -----------

             WIRELESS TELECOMMUNICATION SERVICES - 2.6%
        673  SK Telecom Co., Ltd. .............................      136,250
                                                                 -----------

             TOTAL INVESTMENTS - 99.6% ........................    5,229,313
             (Cost $5,002,214) (c)

             NET OTHER ASSETS AND LIABILITIES - 0.4% ..........       20,249
                                                                 -----------

             NET ASSETS - 100.0% ..............................  $ 5,249,562
                                                                 ===========

-----------------------------

      (a) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2014, securities noted as such amounted to $0 or 0.00% of net assets.

      (b)   Non-income producing security.

      (c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $383,031 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $155,932.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        3/31/2014        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------  ---------------
Common Stocks:
   Diversified Financial Services.............  $            --* $          --  $            --* $            --
   Other Industry Categories**................        5,229,313      5,229,313               --               --
                                                ---------------  -------------  ---------------  ---------------
Total Investments.............................  $     5,229,313  $   5,229,313  $            --* $            --
                                                ===============  =============  ===============  ===============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND  (FKO)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)


COUNTRY ALLOCATION***                                         % OF NET ASSETS
--------------------------------------------------------------------------------
South Korea                                                        99.6%
Net Other Assets and Liabilities                                    0.4
                                                                 --------
TOTAL                                                             100.0%
                                                                 ========

*  Investment is valued at zero.
** See Portfolio of Investments for industry breakout.
***Portfolio securities are categorized based on their country of incorporation.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND  (FDT)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) - 99.5%

             AUSTRALIA - 2.3%
     65,609  Challenger Ltd. ..................................  $    389,413
    359,055  Dexus Property Group .............................       352,967
      7,471  Flight Centre Travel Group Ltd. ..................       363,682
     25,323  Fortescue Metals Group Ltd. ......................       123,294
     34,564  GPT Group ........................................       117,320
    178,860  Incitec Pivot Ltd. ...............................       490,989
      6,366  REA Group Ltd. ...................................       287,812
     40,500  Westfield Retail Trust ...........................       111,928
      6,279  Woodside Petroleum Ltd. ..........................       227,219
                                                                 ------------
                                                                    2,464,624
                                                                 ------------

             AUSTRIA - 0.7%
      7,359  EVN AG ...........................................       103,612
      9,105  OMV AG ...........................................       413,120
      9,933  Verbund AG .......................................       204,305
                                                                 ------------
                                                                      721,037
                                                                 ------------

             BELGIUM - 0.2%
      4,228  Belgacom S.A. ....................................       132,395
      2,422  D'ieteren S.A. N.V. ..............................       113,547
                                                                 ------------
                                                                      245,942
                                                                 ------------

             BERMUDA - 1.2%
      2,000  Jardine Matheson Holdings Ltd. ...................       126,160
    125,704  Kerry Properties Ltd. ............................       419,743
    145,095  NWS Holdings Ltd. ................................       245,800
    161,346  Yue Yuen Industrial Holdings Ltd. ................       526,275
                                                                 ------------
                                                                    1,317,978
                                                                 ------------

             CANADA - 6.5%
      2,671  Agrium, Inc. .....................................       260,286
     14,727  Athabasca Oil Corp. (b)...........................       106,040
     22,536  Bell Aliant, Inc. (c).............................       551,220
     10,034  Boardwalk Real Estate Investment Trust ...........       550,395
     23,739  Calloway Real Estate Investment Trust (c).........       553,158
     14,911  Canfor Corp. (b)..................................       352,037
      9,594  CGI Group, Inc., Class A (b)......................       296,195
      1,910  Constellation Software, Inc. .....................       463,030
     19,905  Dundee Real Estate Investment Trust, Class A (c)..       523,238
     19,954  Genworth MI Canada, Inc. .........................       680,836
      7,806  Husky Energy, Inc. ...............................       234,145
     16,044  Lions Gate Entertainment Corp. ...................       428,856
      6,805  Magna International, Inc. ........................       654,216
      5,383  Metro, Inc. ......................................       316,017
     18,829  New Gold, Inc. (b)................................        93,166
      2,137  Onex Corp. .......................................       118,651
     14,273  RioCan Real Estate Investment Trust (c)...........       343,817
      3,806  Shoppers Drug Mart Corp. .........................       209,425


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND  (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             CANADA (CONTINUED)
      1,076  Valeant Pharmaceuticals International, Inc. (b)...  $    141,559
                                                                 ------------
                                                                    6,876,287
                                                                 ------------

             CAYMAN ISLANDS - 0.2%
    224,087  New World China Land Ltd. (c).....................       188,653
                                                                 ------------

             DENMARK - 1.9%
         49  AP Moeller - Maersk A.S. .........................       587,709
      8,164  Pandora A.S. (c)..................................       540,063
     22,274  Vestas Wind Systems A.S. (b)......................       895,177
                                                                 ------------
                                                                    2,022,949
                                                                 ------------

             FINLAND - 0.9%
     25,409  Neste Oil OYJ (c).................................       518,070
     34,206  Nokia OYJ (b).....................................       253,998
     13,262  Stora Enso OYJ ...................................       141,869
                                                                 ------------
                                                                      913,937
                                                                 ------------

             FRANCE - 8.3%
    165,331  Alcatel-Lucent (b)................................       651,873
      1,075  Bollore S.A. .....................................       681,618
      6,160  Bouygues S.A. ....................................       256,923
      1,091  Casino Guichard Perrachon S.A. ...................       129,830
        573  Christian Dior S.A. ..............................       110,318
      2,027  Cie Generale des Etablissements Michelin .........       253,503
     10,194  Credit Agricole S.A. (b)..........................       160,731
     17,769  Electricite de France S.A. .......................       702,928
      1,841  Euler Hermes S.A. ................................       232,321
     19,418  Faurecia (b)......................................       820,727
     27,354  Peugeot S.A. (b)..................................       516,086
     22,228  Plastic Omnium S.A. ..............................       824,967
      4,230  Renault S.A. .....................................       411,069
      3,649  Safran S.A. ......................................       252,810
     11,280  Societe Generale S.A. ............................       694,711
      6,458  Societe Television Francaise 1 ...................       106,762
      5,811  Total S.A. .......................................       381,063
      5,265  Valeo S.A. .......................................       741,653
      6,581  Veolia Environnement S.A. ........................       130,192
      3,317  Wendel S.A. ......................................       515,687
      7,062  Zodiac Aerospace .................................       249,548
                                                                 ------------
                                                                    8,825,320
                                                                 ------------

             GERMANY - 5.2%
      1,326  Continental AG ...................................       317,674
      2,884  Daimler AG .......................................       272,518
      5,764  Deutsche Lufthansa AG (b).........................       150,994
     10,162  Deutsche Post AG .................................       377,571
      3,061  Duerr AG .........................................       236,151
     12,637  E.ON SE ..........................................       247,039
      6,438  Hochtief AG ......................................       584,488


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND  (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             GERMANY (CONTINUED)
     21,683  K+S AG ...........................................  $    712,288
      6,431  Porsche Automobil Holding SE (Preference Shares)..       660,311
     11,444  Suedzucker AG ....................................       325,959
     71,197  Telefonica Deutschland Holding AG ................       567,517
      8,902  United Internet AG ...............................       418,013
      2,384  Volkswagen AG (Preference Shares) ................       617,780
                                                                 ------------
                                                                    5,488,303
                                                                 ------------

             GREECE - 2.3%
    570,852  Alpha Bank AE (b).................................       562,301
     10,527  Hellenic Telecommunications Organization S.A. (b).       174,030
    324,244  Piraeus Bank S.A. (b).............................       893,389
     48,424  Public Power Corp. S.A. (b).......................       800,536
                                                                 ------------
                                                                    2,430,256
                                                                 ------------

             GUERNSEY - 0.3%
     65,562  Resolution Ltd. ..................................       326,593
                                                                 ------------

             HONG KONG - 6.6%
  1,231,742  Champion REIT ....................................       562,156
     29,464  Cheung Kong Holdings Ltd. ........................       488,123
    142,942  Fosun International Ltd. .........................       179,495
     15,901  Galaxy Entertainment Group Ltd. (b)...............       138,377
     90,562  Henderson Land Development Co., Ltd. .............       528,906
    168,117  Hopewell Holdings Ltd. ...........................       576,537
    126,615  Hysan Development Co., Ltd. ......................       550,110
    114,385  Link REIT ........................................       564,072
     41,839  Melco International Development Ltd. .............       139,976
    374,138  New World Development Co., Ltd. ..................       376,236
    381,936  Sino Land Co., Ltd. ..............................       563,314
     41,849  Sun Hung Kai Properties Ltd. .....................       512,558
     37,524  Swire Pacific Ltd. ...............................       437,091
    200,454  Swire Properties Ltd. ............................       573,723
     64,820  Wharf Holdings Ltd. ..............................       414,500
    106,323  Wheelock & Co., Ltd. .............................       415,340
                                                                 ------------
                                                                    7,020,514
                                                                 ------------

             IRELAND - 1.3%
  1,582,613  Bank of Ireland (b)...............................       675,889
      5,496  ICON PLC (b)......................................       261,335
     19,865  Smurfit Kappa Group PLC ..........................       481,112
                                                                 ------------
                                                                    1,418,336
                                                                 ------------

             ITALY - 3.6%
    345,238  A2A S.p.A. .......................................       447,556
     12,793  Autogrill S.p.A. (b)..............................       131,036
      9,839  Azimut Holding S.p.A. ............................       351,067
     14,706  ENI S.p.A. .......................................       368,929
     14,981  Exor S.p.A. ......................................       672,405
     42,319  Fiat S.p.A. (b)...................................       492,641


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND  (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             ITALY (CONTINUED)
    169,394  Hera S.p.A. ......................................  $    494,735
     30,945  Mediolanum S.p.A .................................       292,025
     17,633  UniCredit S.p.A. .................................       161,057
     50,849  Unipol Gruppo Finanziario S.p.A. .................       397,196
                                                                 ------------
                                                                    3,808,647
                                                                 ------------

             JAPAN - 29.7%
      2,400  ABC-Mart, Inc. ...................................       104,171
     38,000  Amada Co., Ltd. ..................................       267,287
     18,000  Asahi Glass Co., Ltd. ............................       104,287
     45,000  Asahi Kasei Corp. ................................       306,060
      3,900  Calbee, Inc. .....................................        91,780
      3,600  Century Tokyo Leasing Corp. ......................       100,764
      2,600  Cosmos Pharmaceutical Corp. ......................       303,793
     11,600  Daihatsu Motor Co., Ltd. .........................       204,881
     10,600  Daikin Industries Ltd. ...........................       593,801
     16,600  Dena Co., Ltd. (c)................................       299,786
      3,000  Dentsu, Inc. .....................................       113,792
     41,000  DIC Corp. ........................................       107,649
      7,200  Don Quijote Holdings Co., Ltd. ...................       371,806
     34,000  Dowa Holdings Co., Ltd. ..........................       283,951
    138,000  Fuji Electric Co., Ltd. ..........................       616,364
     16,300  Fuji Heavy Industries Ltd. .......................       440,920
     14,000  FUJIFILM Holdings Corp. ..........................       375,856
      5,300  Hikari Tsushin, Inc. .............................       447,251
      7,700  Hino Motors Ltd. .................................       114,215
     13,900  Hitachi Chemical Co., Ltd. .......................       189,212
     20,800  Idemitsu Kosan Co., Ltd. .........................       427,023
     27,000  IHI Corp. ........................................       113,530
     28,600  Inpex Corp. ......................................       371,026
     27,600  ITOCHU Corp. .....................................       322,488
      7,500  Japan Airlines Co., Ltd. .........................       369,132
     13,000  JFE Holdings, Inc. ...............................       244,722
     32,900  JTEKT Corp. ......................................       488,966
     86,700  JX Holdings, Inc. ................................       417,477
    111,000  Kajima Corp. .....................................       389,304
     19,300  Kakaku.com, Inc. .................................       313,953
    104,000  Kawasaki Heavy Industries Ltd. ...................       382,890
      4,400  KDDI Corp. .......................................       254,754
    243,000  Kobe Steel Ltd. ..................................       322,540
     26,500  Konica Minolta, Inc. .............................       247,246
     28,200  Kuraray Co., Ltd. ................................       322,395
     16,195  M3, Inc. .........................................       265,798
     57,000  Marubeni Corp. ...................................       382,706
    101,000  Mazda Motor Corp. ................................       448,171
     24,100  Mitsubishi Chemical Holdings Corp. ...............       100,169
     11,100  Mitsubishi Corp. .................................       206,052
     40,000  Mitsubishi Gas Chemical Co., Inc. ................       225,549
     28,000  Mitsubishi Materials Corp. .......................        79,485


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND  (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             JAPAN (CONTINUED)
     31,000  Mitsui & Co., Ltd. ...............................  $    438,202
    164,000  Mitsui Chemicals, Inc. ...........................       401,996
    125,000  Mitsui OSK Lines Ltd. ............................       486,848
      8,600  MS&AD Insurance Group Holdings ...................       196,971
     12,000  Namco Bandai Holdings, Inc. ......................       284,029
     10,000  NGK Spark Plug Co., Ltd. .........................       224,774
     33,000  NHK Spring Co., Ltd. .............................       305,973
     42,000  Nippon Electric Glass Co., Ltd. ..................       216,073
     22,000  Nippon Paint Co., Ltd. ...........................       333,362
      8,700  Nippon Telegraph & Telephone Corp. ...............       473,626
    178,000  Nippon Yusen K.K. ................................       517,367
     22,400  Nissan Motor Co., Ltd. ...........................       199,661
     19,400  Nissan Shatai Co Ltd .............................       324,978
      8,700  NKSJ Holdings, Inc. ..............................       223,537
     28,900  NOK Corp. ........................................       471,797
     27,800  NTT DoCoMo, Inc. .................................       438,487
     94,000  Obayashi Corp. ...................................       530,039
      3,500  Obic Co., Ltd. ...................................       110,546
     96,000  Oji Holdings Corp. ...............................       429,705
     12,400  Omron Corp. ......................................       511,786
      1,700  Otsuka Corp. .....................................       222,022
      3,900  Otsuka Holdings Co., Ltd. ........................       116,643
     23,300  Panasonic Corp. ..................................       264,796
     22,300  Rakuten, Inc. ....................................       297,506
     23,600  Renesas Electronics Corp. (b) (c).................       179,947
     21,900  Resona Holdings, Inc. ............................       105,877
     43,600  SBI Holdings, Inc. ...............................       525,490
     23,400  SCSK Corp. .......................................       630,484
     34,300  Seiko Epson Corp. ................................     1,066,735
    115,000  Shimizu Corp. ....................................       596,086
     10,700  Shionogi & Co., Ltd. .............................       198,315
     50,200  Showa Shell Sekiyu K.K. ..........................       448,427
      5,200  Sony Corp. .......................................        99,350
     18,400  Sony Financial Holdings, Inc. ....................       301,274
     12,000  Start Today Co., Ltd. ............................       307,281
    118,000  Sumitomo Chemical Co., Ltd. ......................       435,576
     33,400  Sumitomo Corp. ...................................       424,882
     23,300  Sumitomo Electric Industries Ltd. ................       346,740
     32,000  Sumitomo Metal Mining Co., Ltd. ..................       401,802
      5,000  Sumitomo Realty & Development Co., Ltd. ..........       195,805
      2,300  Sundrug Co., Ltd. ................................       105,067
    129,000  Taiheiyo Cement Corp. ............................       464,932
    114,000  Taisei Corp. .....................................       509,170
     24,800  Tokyo Broadcasting System Holdings, Inc. .........       286,648
     90,300  Tokyo Electric Power Co., Inc. (b)................       363,947
     25,000  Tokyo Tatemono Co., Ltd. .........................       214,358
     48,000  TonenGeneral Sekiyu K.K. .........................       423,659
     32,000  TOTO Ltd. ........................................       443,657
     28,700  Toyo Seikan Group Holdings Ltd. ..................       466,029


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND  (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             JAPAN (CONTINUED)
      4,600  Toyoda Gosei Co., Ltd. ...........................  $     88,198
     14,200  TS Tech Co., Ltd. ................................       430,616
      2,700  West Japan Railway Co. ...........................       110,234
     31,600  Yamaha Corp. .....................................       406,883
      3,100  Yamato Kogyo Co Ltd ..............................        97,161
     23,600  Yaskawa Electric Corp. ...........................       326,282
      7,900  Yokogawa Electric Corp. ..........................       127,591
     34,000  Yokohama Rubber (The) Co., Ltd. ..................       319,527
                                                                 ------------
                                                                   31,601,756
                                                                 ------------

             JERSEY - 0.1%
     38,161  Regus PLC ........................................       140,219
                                                                 ------------

             NETHERLANDS - 1.0%
      7,057  Airbus Group N.V. ................................       505,451
      5,528  Fugro N.V., ADR ..................................       339,924
      2,151  Nutreco N.V. .....................................        95,567
      1,996  Randstad Holding N.V. ............................       116,880
                                                                 ------------
                                                                    1,057,822
                                                                 ------------

             NORWAY - 2.1%
      5,067  Fred Olsen Energy ASA ............................       169,244
     36,416  Petroleum Geo-Services ASA .......................       443,356
      9,911  Statoil ASA ......................................       279,729
     81,204  Storebrand ASA (b)................................       468,552
     11,465  TGS Nopec Geophysical Co. ASA ....................       375,861
     10,897  Yara International ASA ...........................       481,537
                                                                 ------------
                                                                    2,218,279
                                                                 ------------

             PORTUGAL - 0.8%
    123,733  Portucel S.A. ....................................       563,032
    180,232  Sonae ............................................       338,677
                                                                 ------------
                                                                      901,709
                                                                 ------------

             SINGAPORE - 1.8%
    173,000  Blumont Group Ltd. (b)............................         8,252
    195,000  CapitaCommercial Trust ...........................       230,205
    199,630  Keppel Land Ltd. .................................       533,235
    344,000  Keppel REIT ......................................       311,758
    172,498  Suntec Real Estate Investment Trust ..............       227,639
    115,294  UOL Group Ltd. ...................................       573,766
                                                                 ------------
                                                                    1,884,855
                                                                 ------------

             SOUTH KOREA - 5.8%
      2,431  Daelim Industrial Co., Ltd. ......................       198,006
      3,410  Daewoo Shipbuilding & Marine Engineering Co., Ltd.       102,513
      1,562  Doosan Corp. .....................................       203,238
      4,177  GS Holdings ......................................       189,141
      8,680  Halla Visteon Climate Control Corp. ..............       396,306
      9,330  Hanwha Corp. .....................................       281,360


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND  (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             SOUTH KOREA (CONTINUED)
      1,237  Hyundai Mobis ....................................  $    366,062
      1,879  Hyundai Motor Co. ................................       443,073
      4,278  Hyundai Steel Co. ................................       276,506
      7,223  Kia Motors Corp. .................................       402,390
      2,069  Korea Gas Corp. (b)...............................       120,900
        726  Korea Zinc Co., Ltd. .............................       225,415
     13,120  KT Corp. .........................................       364,222
      4,540  LG Display Co., Ltd. (b)..........................       113,665
        620  Lotte Shopping Co., Ltd. .........................       195,124
        738  POSCO ............................................       205,222
        431  Samsung Electronics Co., Ltd. ....................       543,786
      3,145  Samsung SDI Co., Ltd. ............................       475,687
      1,216  SK Holdings Co., Ltd. ............................       220,478
      1,615  SK Innovation Co., Ltd. ..........................       185,100
      2,159  SK Telecom Co., Ltd. .............................       437,094
        236  Young Poong Corp. ................................       261,619
                                                                 ------------
                                                                    6,206,907
                                                                 ------------

             SPAIN - 3.8%
      3,951  Acciona S.A. .....................................       342,044
     45,083  Banco de Sabadell S.A. ...........................       139,248
     21,631  EDP Renovaveis S.A. ..............................       144,053
     12,946  Endesa S.A. ......................................       465,941
     11,312  Fomento de Construcciones y Contratas S.A. (b)....       257,681
      5,384  Gas Natural SDG S.A. .............................       151,386
      7,392  Grupo Catalana Occidente S.A. ....................       300,314
     79,529  Iberdrola S.A. ...................................       556,142
    102,649  International Consolidated Airlines Group S.A. (b)       713,960
     14,818  Obrascon Huarte Lain S.A. ........................       644,062
     13,970  Repsol S.A. ......................................       356,528
                                                                 ------------
                                                                    4,071,359
                                                                 ------------

             SWEDEN - 3.4%
     22,505  Boliden AB .......................................       342,149
     10,485  Holmen AB ........................................       384,745
     26,494  Hufvudstaden AB ..................................       373,732
     14,609  ICA Gruppen AB (b)................................       530,206
     30,533  Industrivarden AB ................................       591,573
     18,524  Investor AB ......................................       670,290
      8,102  Lundbergforetagen AB .............................       383,175
      3,776  NCC AB ...........................................       136,635
     17,577  Tele2 AB .........................................       218,073
                                                                 ------------
                                                                    3,630,578
                                                                 ------------

             SWITZERLAND - 1.7%
        369  Georg Fischer AG (b)..............................       286,126
        137  Lindt & Spruengli AG .............................       679,072
      3,051  Panalpina Welttransport Holding AG ...............       468,668
      1,188  Swiss Life Holding AG ............................       291,608


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND  (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

 SHARES/
  UNITS                         DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             SWITZERLAND (CONTINUED)
      1,359  Swiss Re AG ......................................  $    125,977
                                                                 ------------
                                                                    1,851,451
                                                                 ------------

             UNITED KINGDOM - 7.8%
     80,180  BP PLC ...........................................       641,626
     82,928  Capital & Counties Properties PLC ................       483,887
     11,727  Derwent London PLC ...............................       529,823
    595,263  Dixons Retail PLC (b).............................       488,257
     96,461  DS Smith PLC .....................................       521,845
     20,307  GKN PLC ..........................................       132,135
     12,885  Great Portland Estates PLC .......................       135,547
    117,318  Hays PLC .........................................       283,601
     34,129  Inchcape PLC .....................................       367,562
     17,740  J Sainsbury PLC ..................................        93,487
     41,383  Jazztel PLC (b)...................................       629,405
    106,196  Legal & General Group PLC ........................       362,410
    471,951  Lloyds Banking Group PLC (b)......................       587,356
     19,977  Mondi PLC ........................................       349,366
     70,154  Ocado Group PLC (b)...............................       538,705
     64,011  Premier Oil PLC ..................................       314,705
     39,267  Sports Direct International PLC (b)...............       557,753
     45,173  St. James's Place PLC ............................       621,309
    181,101  Thomas Cook Group PLC (b).........................       544,366
     49,609  WM Morrison Supermarkets PLC .....................       176,163
                                                                 ------------
                                                                    8,359,308
                                                                 ------------
             TOTAL COMMON STOCKS ..............................   105,993,619
             (Cost $98,761,590)                                  ------------

RIGHTS - 0.0%

             HONG KONG - 0.0%
    121,673  New World Development Co., Ltd. expiring
                4/17/14 (b) (d)................................        25,099
                                                                 ------------

             ITALY - 0.0%
      7,654  Gemina S.p.A. expiring 12/31/49 (b) (d)...........             0
                                                                 ------------
             TOTAL RIGHTS .....................................        25,099
                                                                 ------------
             (Cost $642)

MONEY MARKET FUNDS - 2.5%
  2,724,330  Goldman Sachs Financial Square Treasury
                Instruments Fund - Institutional Class -
                0.001% (e) (f).................................     2,724,330
             (Cost $2,724,330)                                   ------------

             TOTAL INVESTMENTS - 102.0% .......................   108,743,048
             (Cost $101,486,562) (g)

             NET OTHER ASSETS AND LIABILITIES - (2.0)% ........    (2,173,255)
                                                                 ------------
             NET ASSETS - 100.0% ..............................  $106,569,793
                                                                 ============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND  (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)


      (a) Portfolio securities are categorized based upon their country of incorporation.

      (b)   Non-income producing security.

      (c) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $2,407,391 and the total value of the collateral held by the Fund is $2,724,330.

      (d) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2014, securities noted as such amounted to $25,099 or 0.02% of net assets.

      (e)   Interest rate shown reflects yield as of March 31, 2014.

      (f)   This security serves as collateral for securities on loan.

      (g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $10,948,570 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,692,084.

      ADR   American Depositary Receipt

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        3/31/2014        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------  ---------------
Common Stocks*................................  $   105,993,619  $ 105,993,619  $            --  $            --
Rights*.......................................           25,099             --           25,099               --
Money Market Funds............................        2,724,330      2,724,330               --               --
                                                ---------------  -------------  ---------------  ---------------
Total Investments.............................  $   108,743,048  $ 108,717,949  $        25,099  $            --
                                                ===============  =============  ===============  ===============

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2014.


        INDUSTRY                                                % OF NET ASSETS
        ------------------------------------------------------------------------
        Real Estate Management & Development                           7.4%
        Auto Components                                                6.3
        Oil, Gas & Consumable Fuels                                    5.9
        Real Estate Investment Trusts                                  4.8
        Automobiles                                                    4.8
        Chemicals                                                      4.4
        Insurance                                                      3.9
        Construction & Engineering                                     3.9
        Banks                                                          3.7


        INDUSTRY (CONTINUED)                                    % OF NET ASSETS
        ------------------------------------------------------------------------
        Electric Utilities                                             3.3%
        Diversified Financial Services                                 3.2
        Metals & Mining                                                2.9
        Diversified Telecommunication Services                         2.7
        Money Market Funds                                             2.5
        Paper & Forest Products                                        2.1
        Food & Staples Retailing                                       2.1
        Electronic Equipment, Instruments & Components                 2.0
        Machinery                                                      1.9
        Electrical Equipment                                           1.7
        Trading Companies & Distributors                               1.7
        Specialty Retail                                               1.5
        Marine                                                         1.5
        Technology Hardware, Storage & Peripherals                     1.5
        Air Freight & Logistics                                        1.4
        Containers & Packaging                                         1.4
        Industrial Conglomerates                                       1.3
        Wireless Telecommunication Services                            1.3
        Energy Equipment & Services                                    1.3
        Multi-Utilities                                                1.2
        Hotels, Restaurants & Leisure                                  1.2
        IT Services                                                    1.2
        Airlines                                                       1.2
        Media                                                          1.2
        Food Products                                                  1.1
        Textiles, Apparel & Luxury Goods                               1.1
        Internet & Catalog Retail                                      1.1
        Building Products                                              1.1
        Internet Software & Services                                   1.0
        Aerospace & Defense                                            0.9
        Capital Markets                                                0.8
        Semiconductors & Semiconductor Equipment                       0.7
        Leisure Products                                               0.7
        Thrifts & Mortgage Finance                                     0.6
        Communications Equipment                                       0.6
        Multiline Retail                                               0.5
        Distributors                                                   0.5
        Construction Materials                                         0.4
        Software                                                       0.4
        Pharmaceuticals                                                0.4
        Professional Services                                          0.4
        Household Durables                                             0.3
        Gas Utilities                                                  0.3
        Health Care Technology                                         0.2
        Life Sciences Tools & Services                                 0.2
        Commercial Services & Supplies                                 0.1


        INDUSTRY (CONTINUED)                                    % OF NET ASSETS
        ------------------------------------------------------------------------
        Independent Power and Renewable Electricity Producers          0.1%
        Road & Rail                                                    0.1
        Transportation Infrastructure                                  0.0
        ------------------------------------------------------------------------
        TOTAL INVESTMENTS                                            102.0
        NET OTHER ASSETS AND LIABILITIES                              (2.0)
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======


                                                                   % OF TOTAL
        CURRENCY EXPOSURE DIVERSIFICATION                          INVESTMENTS
        ------------------------------------------------------------------------
        Japanese Yen                                                  29.1%
        Euro                                                          27.2
        British Pound Sterling                                         8.2
        Hong Kong Dollar                                               7.7
        Canadian Dollar                                                5.9
        South Korean Won                                               5.7
        Swedish Krona                                                  3.3
        US Dollar                                                      3.3
        Australian Dollar                                              2.3
        Norwegian Krone                                                2.0
        Danish Krone                                                   1.9
        Singapore Dollar                                               1.7
        Swiss Franc                                                    1.7
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND  (FEM)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) - 99.7%

             BERMUDA - 3.4%
  7,335,130  Beijing Enterprises Water Group Ltd. .............  $  5,116,103
  1,972,091  Haier Electronics Group Co., Ltd. ................     5,339,252
    130,037  VimpelCom Ltd., ADR ..............................     1,174,234
                                                                 ------------
                                                                   11,629,589
                                                                 ------------

             BRAZIL - 9.1%
    338,310  BR Malls Participacoes S.A. ......................     2,919,396
    191,637  Braskem S.A. (Preference Shares) (b)..............     1,502,522
     94,507  BRF S.A. .........................................     1,886,808
     88,045  Cia de Gas de Sao Paulo (Preference Shares) ......     1,916,502
    235,715  Cia de Saneamento Basico do Estado de Sao Paulo ..     2,191,973
    577,866  Cia Energetica de Minas Gerais (Preference Shares)     3,883,850
     71,872  Cia Energetica de Sao Paulo (Preference Shares) ..       844,155
    108,166  Cia Paranaense de Energia (Preference Shares) ....     1,421,079
    101,455  Cyrela Brazil Realty S.A. Empreendimentos e
                Participacoes .................................       610,787
    877,562  JBS S.A. .........................................     3,001,270
     49,993  M Dias Branco S.A. ...............................     2,013,821
    397,287  Oi S.A. (Preference Shares) ......................       546,291
    370,382  Petroleo Brasileiro S.A. (Preference Shares) .....     2,575,861
    182,113  Porto Seguro S.A. ................................     2,556,324
     69,223  Telefonica Brasil S.A. (Preference Shares) .......     1,465,307
    330,820  Tim Participacoes S.A. ...........................     1,727,729
                                                                 ------------
                                                                   31,063,675
                                                                 ------------

             CAYMAN ISLANDS - 19.0%
  2,773,523  Agile Property Holdings Ltd. .....................     2,274,171
     14,768  Baidu, Inc., ADR (b)..............................     2,250,348
    404,148  Biostime International Holdings Ltd. .............     2,774,561
  6,452,764  China Hongqiao Group Ltd. (c).....................     4,076,393
  5,971,918  Country Garden Holdings Co., Ltd. ................     2,479,156
     65,340  Ctrip.com International Ltd., ADR (b).............     3,294,443
  5,483,783  Evergrande Real Estate Group Ltd. (c).............     2,594,660
  2,462,525  FIH Mobile Ltd. (b)...............................     1,358,810
  7,933,279  GCL-Poly Energy Holdings Ltd. (b).................     2,863,815
  5,942,766  Geely Automobile Holdings Ltd. ...................     2,336,806
  1,625,344  Greentown China Holdings Ltd. ....................     1,764,378
    381,938  Himax Technologies, Inc., ADR ....................     4,399,926
  1,188,223  Kingboard Chemical Holdings Ltd. .................     2,319,306
  1,286,816  Kingsoft Corp Ltd. ...............................     5,068,295
     36,686  Qihoo 360 Technology Co., Ltd., ADR (b)...........     3,653,192
  4,440,404  SOHO China Ltd. ..................................     3,652,392
     59,120  SouFun Holdings Ltd., ADR ........................     4,044,990
     43,710  Tencent Holdings Ltd. ............................     3,040,230
    336,482  TPK Holding Co., Ltd. ............................     1,994,417
  3,843,391  Xinyi Glass Holdings Ltd. ........................     3,126,642
     83,569  Youku Tudou, Inc., ADR (b)........................     2,343,275
  1,938,801  Zhongsheng Group Holdings Ltd. ...................     2,679,552
                                                                 ------------
                                                                   64,389,758
                                                                 ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND  (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             CHILE - 0.3%
    124,333  Cia General de Electricidad S.A. .................  $    607,636
     47,134  ENTEL Chile S.A. .................................       577,340
                                                                 ------------
                                                                    1,184,976
                                                                 ------------

             CHINA - 13.8%
  2,282,493  BBMG Corp., Class H ..............................     1,780,324
    342,294  Byd Co., Ltd., Class H (b) (c)....................     2,113,825
  5,184,938  China BlueChemical Ltd., Class H .................     2,667,170
  5,106,563  China Coal Energy Co., Ltd., Class H (c)..........     2,883,613
  1,936,092  China Communications Construction Co., Ltd.,
                Class H .......................................     1,350,385
  1,278,072  China Minsheng Banking Corp. Ltd., Class H .......     1,281,944
    912,714  China Oilfield Services Ltd., Class H ............     2,143,963
  3,905,042  China Petroleum & Chemical Corp., Class H ........     3,504,041
  3,611,606  China Railway Construction Corp. Ltd., Class H ...     3,054,488
  6,984,675  China Railway Group Ltd., Class H ................     3,250,780
    752,815  China Shenhua Energy Co., Ltd., Class H ..........     2,174,055
    704,259  Great Wall Motor Co., Ltd., Class H ..............     3,536,503
  2,114,647  Guangzhou Automobile Group Co., Ltd., Class H ....     2,221,927
    870,738  Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
                Ltd., Class H (c)..............................     2,946,802
  1,465,795  Guangzhou R&F Properties Co., Ltd., Class H ......     2,112,755
  1,165,478  Jiangxi Copper Co., Ltd., Class H ................     1,959,367
  2,077,748  PetroChina Co., Ltd., Class H ....................     2,263,517
  1,688,990  PICC Property & Casualty Co., Ltd., Class H ......     2,312,522
 15,923,591  Zijin Mining Group Co., Ltd., Class H (c).........     3,387,343
                                                                 ------------
                                                                   46,945,324
                                                                 ------------

             COLOMBIA - 0.2%
    145,644  Cementos Argos S.A. ..............................       744,491
                                                                 ------------

             CZECH REPUBLIC - 1.2%
    118,363  CEZ AS ...........................................     3,391,762
     48,217  Telefonica Czech Republic A.S. ...................       723,510
                                                                 ------------
                                                                    4,115,272
                                                                 ------------

             EGYPT - 2.5%
    417,416  Commercial International Bank Egypt SAE ..........     2,171,717
  2,398,101  Global Telecom Holding SAE (b)....................     1,517,862
  1,929,747  Telecom Egypt Co. ................................     4,733,349
                                                                 ------------
                                                                    8,422,928
                                                                 ------------

             HONG KONG - 2.8%
    205,542  China Mobile Ltd. ................................     1,881,452
  1,766,530  CITIC Pacific Ltd. (c)............................     3,124,707
  1,501,772  CNOOC Ltd. .......................................     2,257,547
  6,967,080  Franshion Properties China Ltd. ..................     2,326,402
                                                                 ------------
                                                                    9,590,108
                                                                 ------------

             HUNGARY - 0.3%
     21,060  MOL Hungarian Oil and Gas PLC ....................     1,184,872
                                                                 ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND  (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             INDONESIA - 0.3%
    542,675  United Tractors Tbk PT ...........................  $    991,242
                                                                 ------------

             LUXEMBOURG - 1.2%
    128,370  O'Key Group S.A., GDR ............................     1,155,330
     95,407  Ternium S.A., ADR ................................     2,822,139
                                                                 ------------
                                                                    3,977,469
                                                                 ------------

             MALAYSIA - 2.6%
  1,934,000  KLCC Property Holdings BHD .......................     3,760,802
  1,309,700  Malaysia Airports Holdings BHD ...................     3,208,575
     85,600  Petronas Dagangan BHD ............................       804,753
    279,300  Tenaga Nasional BHD ..............................     1,022,945
                                                                 ------------
                                                                    8,797,075
                                                                 ------------

             MEXICO - 1.3%
    569,992  Alfa S.A.B. de C.V., Series A ....................     1,440,752
    411,452  Compartamos S.A.B. de C.V. .......................       752,593
    363,784  Controladora Comercial Mexicana S.A.B. de C.V. ...     1,508,858
    291,055  OHL Mexico S.A.B. de C.V. (b).....................       754,864
                                                                 ------------
                                                                    4,457,067
                                                                 ------------

             NETHERLANDS - 0.6%
     62,978  Yandex N.V., Class A (b)..........................     1,901,306
                                                                 ------------

             PHILIPPINES - 1.3%
  1,417,400  Alliance Global Group, Inc. ......................       900,789
    723,540  DMCI Holdings, Inc. ..............................     1,129,397
  2,388,900  Puregold Price Club, Inc. ........................     2,343,887
                                                                 ------------
                                                                    4,374,073
                                                                 ------------

             POLAND - 7.0%
    666,876  Bank Millennium S.A. (b)..........................     1,973,854
    128,903  Grupa Azoty S.A. (b)..............................     2,579,083
     65,068  Jastrzebska Spolka Weglowa S.A. ..................       985,983
     96,628  KGHM Polska Miedz S.A. ...........................     3,479,989
      1,117  LPP S.A. .........................................     3,283,252
    574,526  Orange Polska S.A. ...............................     1,966,514
    573,121  PGE S.A. .........................................     3,582,243
  1,166,890  Polskie Gornictwo Naftowe i Gazownictwo S.A. .....     1,713,404
  2,488,723  Tauron Polska Energia S.A. .......................     4,320,985
                                                                 ------------
                                                                   23,885,307
                                                                 ------------

             RUSSIA - 8.0%
      1,440  AK Transneft OAO (Preference Shares) (d)..........     3,133,116
    687,230  Alrosa AO (d).....................................       706,739
 50,084,261  E.ON Russia JSC (d)...............................     3,469,287
250,314,831  Federal Grid Co. Unified Energy System JSC (b) (d)       549,441
    858,026  Gazprom OAO (d)...................................     3,315,393
     60,197  Lukoil OAO (d)....................................     3,364,543
     15,058  Magnit OJSC (d)...................................     3,478,144
    486,995  Rostelecom OJSC (d)...............................     1,159,317


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND  (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             RUSSIA (CONTINUED)
  4,350,921  Surgutneftegas OAO (d)............................  $  3,207,778
    580,998  Tatneft OAO (d)...................................     3,313,598
    291,329  Uralkali OJSC (d).................................     1,393,527
                                                                 ------------
                                                                   27,090,883
                                                                 ------------

             SINGAPORE - 0.9%
  3,461,000  Yangzijiang Shipbuilding Holdings Ltd. ...........     2,971,524
                                                                 ------------

             SOUTH AFRICA - 6.6%
     58,504  Aspen Pharmacare Holdings Ltd. ...................     1,563,182
     17,626  Assore Ltd. ......................................       683,074
     30,599  Bidvest Group Ltd. ...............................       809,182
    140,234  Exxaro Resources Ltd. ............................     1,864,814
    500,366  Gold Fields Ltd. .................................     1,926,276
    314,996  MMI Holdings Ltd. ................................       736,028
    224,671  Mondi Ltd. .......................................     3,946,040
     24,783  Naspers Ltd. .....................................     2,733,804
  1,576,771  Redefine Properties Ltd. .........................     1,430,297
     64,152  Standard Bank Group Ltd. .........................       845,773
  1,075,014  Steinhoff International Holdings Ltd. ............     5,207,610
    103,637  Woolworths Holdings Ltd. .........................       722,348
                                                                 ------------
                                                                   22,468,428
                                                                 ------------

             TAIWAN - 6.9%
  1,584,770  Advanced Semiconductor Engineering, Inc. .........     1,758,976
    191,749  ASUSTeK Computer, Inc. ...........................     1,898,442
    577,157  Catcher Technology Co., Ltd. .....................     4,179,070
    588,141  Foxconn Technology Co., Ltd. .....................     1,386,701
    297,585  Hon Hai Precision Industry Co., Ltd. .............       843,332
  3,948,170  Inventec Corp. ...................................     3,889,503
     22,708  Largan Precision Co., Ltd. .......................     1,073,788
    535,107  Pegatron Corp. ...................................       796,884
  2,622,172  Pou Chen Corp. ...................................     3,698,294
    105,720  President Chain Store Corp. ......................       746,402
  7,141,108  United Microelectronics Corp. ....................     3,013,324
                                                                 ------------
                                                                   23,284,716
                                                                 ------------

             THAILAND - 3.5%
    120,300  Airports of Thailand PCL .........................       719,427
 10,927,200  BTS Group Holdings PCL ...........................     2,829,485
    288,700  PTT Exploration and Production Public Co., Ltd. ..     1,397,222
    963,700  PTT Global Chemical PCL ..........................     2,146,342
    146,500  PTT PCL ..........................................     1,350,293
  1,244,900  Thai Oil PCL .....................................     2,033,899
  9,259,400  TMB Bank PCL .....................................       702,162
  3,088,600  True Corp. PCL (b)................................       656,946
                                                                 ------------
                                                                   11,835,776
                                                                 ------------

             TURKEY - 5.8%
    330,082  Anadolu Efes Biracilik Ve Malt Sanayii AS ........     3,671,520


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND  (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             TURKEY (CONTINUED)
  1,697,823  Emlak Konut Gayrimenkul Yatirim Ortakligi AS .....  $  1,999,586
  1,287,605  Enka Insaat ve Sanayi AS .........................     3,845,304
  1,207,047  Eregli Demir ve Celik Fabrikalari TAS ............     1,556,970
    542,144  TAV Havalimanlari Holding AS .....................     4,358,030
  1,309,448  Turk Ekonomi Bankasi AS (b).......................     1,199,476
    802,609  Turk Hava Yollari ................................     2,471,932
    129,816  Turkcell Iletisim Hizmetleri AS (b)...............       725,009
                                                                 ------------
                                                                   19,827,827
                                                                 ------------

             UNITED STATES - 0.9%
     48,501  Sohu.com, Inc. (b)................................     3,156,930
                                                                 ------------

             VIRGIN ISLANDS (BRITISH) - 0.2%
     19,946  Mail.ru Group Ltd., GDR (b).......................       707,086
                                                                 ------------
             TOTAL COMMON STOCKS ..............................   338,997,702
             (Cost $348,334,742)                                 ------------

MONEY MARKET FUNDS - 4.3%
 14,545,840  Goldman Sachs Financial Square Treasury
                Instruments Fund - Institutional Class -
                0.001% (e) (f).................................    14,545,840
             (Cost $14,545,840)                                  ------------

             TOTAL INVESTMENTS - 104.0% .......................   353,543,542
             (Cost $362,880,582) (g)

             NET OTHER ASSETS AND LIABILITIES - (4.0)% ........   (13,737,101)
                                                                 ------------
             NET ASSETS - 100.0% ..............................  $339,806,441
                                                                 ============

-----------------------------

      (a) Portfolio securities are categorized based upon their country of incorporation.

      (b)   Non-income producing security.

      (c) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $13,423,572 and the total value of the collateral held by the Fund is $14,545,840.

      (d) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2014, securities noted as such amounted to $27,090,883 or 7.97% of net assets.

      (e)   Interest rate shown reflects yield as of March 31, 2014.

      (f)   This security serves as collateral for securities on loan.

      (g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $11,708,429 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $21,045,469.

      ADR   American Depositary Receipt

      GDR   Global Depositary Receipt


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND  (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        3/31/2014        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------  ---------------
Common Stocks:
    Russia....................................  $    27,090,883  $          --  $    27,090,883  $            --
    Other Country Categories*.................      311,906,819    311,906,819               --               --
                                                ---------------  -------------  ---------------  ---------------
    Total Common Stocks.......................      338,997,702    311,906,819       27,090,883               --
Money Market Funds............................       14,545,840     14,545,840               --               --
                                                ---------------  -------------  ---------------  ---------------
Total Investments.............................  $   353,543,542  $ 326,452,659  $    27,090,883  $            --
                                                ===============  =============  ===============  ===============

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2014.

        INDUSTRY                                                % OF NET ASSETS
        ------------------------------------------------------------------------
        Oil, Gas & Consumable Fuels                                   12.5%
        Metals & Mining                                                6.4
        Real Estate Management & Development                           6.3
        Internet Software & Services                                   6.2
        Electric Utilities                                             5.5
        Money Market Funds                                             4.3
        Technology Hardware, Storage & Peripherals                     3.6
        Semiconductors & Semiconductor Equipment                       3.5
        Diversified Telecommunication Services                         3.3
        Industrial Conglomerates                                       3.3
        Household Durables                                             3.3
        Chemicals                                                      3.0
        Automobiles                                                    3.0
        Food Products                                                  2.8
        Food & Staples Retailing                                       2.7
        Transportation Infrastructure                                  2.7
        Banks                                                          2.4
        Construction & Engineering                                     2.3
        Wireless Telecommunication Services                            2.2
        Electronic Equipment, Instruments & Components                 2.2
        Water Utilities                                                2.2
        Textiles, Apparel & Luxury Goods                               2.1
        Real Estate Investment Trusts (REITs)                          1.7
        Insurance                                                      1.6
        Software                                                       1.5


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND  (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

        INDUSTRY (CONTINUED)                                    % OF NET ASSETS
        ------------------------------------------------------------------------
        Pharmaceuticals                                                1.3%
        Independent Power and Renewable Electricity Producers          1.3
        Machinery                                                      1.2
        Paper & Forest Products                                        1.2
        Beverages                                                      1.1
        Internet & Catalog Retail                                      1.0
        Auto Components                                                0.9
        Road & Rail                                                    0.8
        Media                                                          0.8
        Specialty Retail                                               0.8
        Construction Materials                                         0.7
        Airlines                                                       0.7
        Energy Equipment & Services                                    0.6
        Gas Utilities                                                  0.6
        Consumer Finance                                               0.2
        Multiline Retail                                               0.2
        ------------------------------------------------------------------------
        TOTAL INVESTMENTS                                            104.0
        NET OTHER ASSETS AND LIABILITIES                              (4.0)
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS - 100.0%

             AIR FREIGHT & LOGISTICS - 1.6%
     27,109  Deutsche Post AG .................................  $  1,007,241
                                                                 ------------

             AIRLINES - 3.0%
     69,881  Deutsche Lufthansa AG (a).........................     1,830,604
                                                                 ------------

             AUTO COMPONENTS - 4.4%
     11,267  Continental AG ...................................     2,699,273
                                                                 ------------

             AUTOMOBILES - 13.1%
     12,645  Bayerische Motoren Werke AG ......................     1,596,056
     22,842  Daimler AG .......................................     2,158,409
     23,737  Porsche Automobil Holding SE (Preference Shares)..     2,437,226
      7,038  Volkswagen AG (Preference Shares) ................     1,823,799
                                                                 ------------
                                                                    8,015,490
                                                                 ------------

             BANKS - 0.9%
     30,674  Commerzbank AG (a)................................       563,511
                                                                 ------------

             CHEMICALS - 9.9%
      4,635  BASF SE ..........................................       515,175
     60,613  Evonik Industries AG (a)..........................     2,361,479
     80,266  K+S AG ...........................................     2,636,743
      4,469  Wacker Chemie AG .................................       545,670
                                                                 ------------
                                                                    6,059,067
                                                                 ------------

             CONSTRUCTION & ENGINEERING - 1.7%
     11,576  Hochtief AG ......................................     1,050,952
                                                                 ------------

             CONSTRUCTION MATERIALS - 3.6%
     26,052  HeidelbergCement AG ..............................     2,232,750
                                                                 ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 4.7%
     28,897  Deutsche Telekom AG ..............................       466,971
    299,325  Telefonica Deutschland Holding AG ................     2,385,944
                                                                 ------------
                                                                    2,852,915
                                                                 ------------

             FOOD & STAPLES RETAILING - 3.4%
     51,021  Metro AG .........................................     2,082,314
                                                                 ------------

             FOOD PRODUCTS - 3.4%
     73,229  Suedzucker AG ....................................     2,085,775
                                                                 ------------

             HEALTH CARE PROVIDERS & SERVICES - 9.5%
     78,085  Celesio AG (b)....................................     2,668,906
      9,656  Fresenius SE & Co. KGaA ..........................     1,511,174
     50,697  Rhoen Klinikum AG ................................     1,623,843
                                                                 ------------
                                                                    5,803,923
                                                                 ------------

             HOTELS, RESTAURANTS & LEISURE - 4.1%
    149,975  TUI AG (b)........................................     2,500,018
                                                                 ------------

             INSURANCE - 4.0%
      5,511  Allianz SE .......................................       931,566
      2,243  Muenchener Rueckversicherungs AG .................       490,085


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             INSURANCE (CONTINUED)
     29,143  Talanx AG ........................................  $  1,048,287
                                                                 ------------
                                                                    2,469,938
                                                                 ------------

             INTERNET SOFTWARE & SERVICES - 3.6%
     46,467  United Internet AG ...............................     2,181,960
                                                                 ------------

             IT SERVICES - 2.5%
     37,526  Wirecard AG ......................................     1,557,134
                                                                 ------------

             MACHINERY - 6.4%
     22,169  Duerr AG .........................................     1,710,303
     35,071  KION Group AG (a).................................     1,644,178
      5,753  Krones AG ........................................       549,404
                                                                 ------------
                                                                    3,903,885
                                                                 ------------

             MEDIA - 3.5%
     15,383  Axel Springer AG .................................       984,493
    134,696  Sky Deutschland AG (a)............................     1,161,630
                                                                 ------------
                                                                    2,146,123
                                                                 ------------

             MULTI-UTILITIES - 5.2%
    107,101  E.ON SE ..........................................     2,093,702
     27,002  RWE AG ...........................................     1,095,891
                                                                 ------------
                                                                    3,189,593
                                                                 ------------

             PHARMACEUTICALS - 1.6%
      7,046  Bayer AG .........................................       953,026
                                                                 ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.8%
     59,865  Deutsche Annington Immobilien SE (a)..............     1,708,016
                                                                 ------------

             SOFTWARE - 1.7%
     28,283  Software AG ......................................     1,024,366
                                                                 ------------

             TRADING COMPANIES & DISTRIBUTORS - 0.8%
      2,666  Brenntag AG ......................................       494,545
                                                                 ------------

             TRANSPORTATION INFRASTRUCTURE - 0.8%
      6,604  Fraport AG Frankfurt Airport Services Worldwide...       493,294
                                                                 ------------

             WIRELESS TELECOMMUNICATION SERVICES - 3.8%
     65,967  Freenet AG .......................................     2,306,974
                                                                 ------------
             TOTAL COMMON STOCKS ..............................    61,212,687
                                                                 ------------
             (Cost $56,289,825)

MONEY MARKET FUNDS - 4.0%
  2,423,708  Goldman Sachs Financial Square Treasury
                Instruments Fund - Institutional Class -
                0.001% (c) (d).................................     2,423,708
                                                                 ------------
             (Cost $2,423,708)


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

                                DESCRIPTION                         VALUE
             --------------------------------------------------  ------------
             TOTAL INVESTMENTS - 104.0% .......................  $ 63,636,395
             (Cost $58,713,533) (e)

             NET OTHER ASSETS AND LIABILITIES - (4.0)% ........    (2,440,140)
                                                                 ------------

             NET ASSETS - 100.0% ..............................  $ 61,196,255
                                                                 ============

-----------------------------

      (a)   Non-income producing security.

      (b) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $2,307,000 and the total value of the collateral held by the Fund is $2,423,708.

      (c)   Interest rate shown reflects yield as of March 31, 2014.

      (d)   This security serves as collateral for securities on loan.

      (e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,951,220 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,028,358.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        3/31/2014        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------  ---------------
Common Stocks*................................  $    61,212,687  $  61,212,687  $            --  $            --
Money Market Funds............................        2,423,708      2,423,708               --               --
                                                ---------------  -------------  ---------------  ---------------
Total Investments.............................  $    63,636,395  $  63,636,395  $            --  $            --
                                                ===============  =============  ===============  ===============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2014.



COUNTRY ALLOCATION**                                            % OF NET ASSETS
--------------------------------------------------------------------------------
Germany                                                              100.0%
United States                                                          4.0
----------------------------------------------------------------------------
TOTAL INVESTMENTS                                                    104.0
NET OTHER ASSETS AND LIABILITIES                                      (4.0)
                                                                    --------
TOTAL                                                                100.0%
                                                                    ========

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CANADA ALPHADEX(R) FUND  (FCAN)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS - 99.9%

             AEROSPACE & DEFENSE - 1.8%
    144,198  CAE, Inc. ........................................  $  1,897,857
                                                                 ------------

             AUTO COMPONENTS - 6.7%
    110,214  Linamar Corp. ....................................     5,084,499
     22,367  Magna International, Inc. ........................     2,150,308
                                                                 ------------
                                                                    7,234,807
                                                                 ------------

             BANKS - 0.8%
     25,196  Canadian Western Bank ............................       848,072
                                                                 ------------

             CHEMICALS - 5.5%
     20,048  Agrium, Inc. .....................................     1,953,660
     62,024  Methanex Corp. ...................................     3,968,863
                                                                 ------------
                                                                    5,922,523
                                                                 ------------

             DIVERSIFIED FINANCIAL SERVICES - 1.7%
     33,969  Onex Corp. .......................................     1,886,040
                                                                 ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 4.1%
    182,205  Bell Aliant, Inc. (a).............................     4,456,647
                                                                 ------------

             FOOD & STAPLES RETAILING - 10.8%
     60,970  Alimentation Couche Tard, Inc., Class B ..........     4,931,097
     53,683  Empire Co., Ltd., Class A ........................     3,286,050
     60,036  Metro, Inc. ......................................     3,524,502
                                                                 ------------
                                                                   11,741,649
                                                                 ------------

             INSURANCE - 4.8%
      5,375  E-L Financial Corp. Ltd. .........................     3,524,989
     60,974  Power Corp. of Canada ............................     1,666,788
                                                                 ------------
                                                                    5,191,777
                                                                 ------------

             IT SERVICES - 0.8%
     27,408  CGI Group, Inc., Class A (b)......................       846,165
                                                                 ------------

             METALS & MINING - 0.7%
     35,228  Teck Resources Ltd., Class B .....................       760,326
                                                                 ------------

             MULTI-UTILITIES - 0.9%
     20,876  ATCO, Ltd. .......................................     1,002,917
                                                                 ------------

             MULTILINE RETAIL - 2.6%
     29,373  Canadian Tire Corp. Ltd., Class A ................     2,769,378
                                                                 ------------

             OIL, GAS & CONSUMABLE FUELS - 15.7%
     81,307  Canadian Natural Resources Ltd. ..................     3,116,217
     97,504  Canadian Oil Sands Ltd. ..........................     2,045,335
    100,938  Enerplus Corp. (a)................................     2,017,847
     86,711  Husky Energy, Inc. ...............................     2,600,938
    106,222  Pacific Rubiales Energy Corp. (a).................     1,913,053
    148,260  Pengrowth Energy Corp. (a)........................       897,204
    109,815  Penn West Petroleum Ltd. (a)......................       917,856
     78,470  Suncor Energy, Inc. ..............................     2,740,594


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CANADA ALPHADEX(R) FUND  (FCAN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             OIL, GAS & CONSUMABLE FUELS (CONTINUED)
     78,873  Talisman Energy, Inc. ............................  $    786,233
                                                                 ------------
                                                                   17,035,277
                                                                 ------------

             PAPER & FOREST PRODUCTS - 7.1%
    182,684  Canfor Corp. (b)..................................     4,313,028
     75,219  West Fraser Timber Co., Ltd. .....................     3,436,055
                                                                 ------------
                                                                    7,749,083
                                                                 ------------

             PHARMACEUTICALS - 2.8%
     23,449  Valeant Pharmaceuticals International, Inc. (b)...     3,084,959
                                                                 ------------

             PROFESSIONAL SERVICES - 4.2%
     73,948  Stantec, Inc. ....................................     4,519,825
                                                                 ------------

             REAL ESTATE INVESTMENT TRUSTS - 15.0%
     65,100  Boardwalk Real Estate Investment Trust ...........     3,570,931
    193,574  Calloway Real Estate Investment Trust (a).........     4,510,598
    168,993  Dundee Real Estate Investment Trust, Class A (a)..     4,442,276
    157,299  RioCan Real Estate Investment Trust (a)...........     3,789,120
                                                                 ------------
                                                                   16,312,925
                                                                 ------------

             ROAD & RAIL - 0.8%
      6,063  Canadian Pacific Railway Ltd. ....................       908,490
                                                                 ------------

             SOFTWARE - 6.5%
     17,319  Constellation Software, Inc. .....................     4,198,546
     59,814  Open Text Corp. ..................................     2,857,870
                                                                 ------------
                                                                    7,056,416
                                                                 ------------

             TEXTILES, APPAREL & LUXURY GOODS - 2.4%
     51,619  Gildan Activewear, Inc. ..........................     2,601,261
                                                                 ------------

             THRIFTS & MORTGAGE FINANCE - 4.2%
    132,960  Genworth MI Canada, Inc. .........................     4,536,636
                                                                 ------------

             TOTAL COMMON STOCKS...............................   108,363,030
             (Cost $103,614,267)

MONEY MARKET FUNDS - 13.5%
 14,652,042  Goldman Sachs Financial Square Treasury
                Instruments Fund - Institutional Class -
                0.001% (c) (d).................................    14,652,042
             (Cost $14,652,042)                                  ------------

             TOTAL INVESTMENTS - 113.4% .......................   123,015,072
             (Cost $118,266,309) (e)

             NET OTHER ASSETS AND LIABILITIES - (13.4)% .......   (14,521,884)
                                                                 ------------
             NET ASSETS - 100.0% ..............................  $108,493,188
                                                                 ============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CANADA ALPHADEX(R) FUND  (FCAN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)


      (a) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $13,939,836 and the total value of the collateral held by the Fund is $14,652,042.

      (b)   Non-income producing security.

      (c)   Interest rate shown reflects yield as of March 31, 2014.

      (d)   This security serves as collateral for securities on loan.

      (e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,698,267 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,949,504.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        3/31/2014        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------  ---------------
Common Stocks*................................  $   108,363,030  $ 108,363,030  $            --  $            --
Money Market Funds............................       14,652,042     14,652,042               --               --
                                                ---------------  -------------  ---------------  ---------------
Total Investments.............................  $   123,015,072  $ 123,015,072  $            --  $            --
                                                ===============  =============  ===============  ===============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2014, the Fund transferred common stocks valued at $2,553,076 from Level 2 to Level 1 of the fair value hierarchy. The common stock that transferred from Level 2 to Level 1 did so as a result of it now being priced on the primary exchange.


COUNTRY ALLOCATION**                                           % OF NET ASSETS
-------------------------------------------------------------------------------
Canada                                                                99.9%
United States                                                         13.5
----------------------------------------------------------------------------
TOTAL INVESTMENTS                                                    113.4
NET OTHER ASSETS AND LIABILITIES                                     (13.4)
                                                                    --------
TOTAL                                                                100.0%
                                                                    ========

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND  (FAUS)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS - 99.8%

             BANKS - 6.4%
      3,450  Bank of Queensland Ltd. ..........................  $     41,114
      3,571  Bendigo and Adelaide Bank Ltd. ...................        37,688
        803  National Australia Bank Ltd. .....................        26,407
                                                                 ------------
                                                                      105,209
                                                                 ------------

             BIOTECHNOLOGY - 0.8%
        203  CSL Ltd. .........................................        13,096
                                                                 ------------

             CAPITAL MARKETS - 3.4%
      8,119  Platinum Asset Management Ltd. ...................        56,170
                                                                 ------------

             CHEMICALS - 6.6%
     26,091  Incitec Pivot Ltd. ...............................        71,623
      1,758  Orica Ltd. .......................................        35,672
                                                                 ------------
                                                                      107,295
                                                                 ------------

             CONSTRUCTION & ENGINEERING - 4.2%
      3,472  Leighton Holdings Ltd. ...........................        67,973
                                                                 ------------

             CONSTRUCTION MATERIALS - 3.5%
      4,323  James Hardie Industries PLC, ADR .................        57,451
                                                                 ------------

             CONTAINERS & PACKAGING - 1.6%
      2,651  Amcor Ltd. .......................................        25,544
                                                                 ------------

             DIVERSIFIED FINANCIAL SERVICES - 4.1%
     11,278  Challenger Ltd. ..................................        66,939
                                                                 ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 6.3%
      7,991  Telstra Corp Ltd. ................................        37,647
     10,515  TPG Telecom Ltd. .................................        64,848
                                                                 ------------
                                                                      102,495
                                                                 ------------

             ELECTRIC UTILITIES - 1.7%
     22,465  SP AusNet ........................................        27,293
                                                                 ------------

             ENERGY EQUIPMENT & SERVICES - 2.9%
      3,370  WorleyParsons Ltd. ...............................        47,318
                                                                 ------------

             HEALTH CARE EQUIPMENT & SUPPLIES - 2.1%
      2,030  Ansell Ltd. ......................................        34,659
                                                                 ------------

             HEALTH CARE PROVIDERS & SERVICES - 5.2%
      1,293  Ramsay Health Care Ltd. ..........................        57,714
      1,687  Sonic Healthcare Ltd. ............................        27,019
                                                                 ------------
                                                                       84,733
                                                                 ------------

             HOTELS, RESTAURANTS & LEISURE - 1.5%
        830  Crown Resorts Ltd. ...............................        12,801
      4,511  Tatts Group Ltd. .................................        12,132
                                                                 ------------
                                                                       24,933
                                                                 ------------

             IT SERVICES - 1.7%
      2,458  Computershare Ltd. ...............................        27,583
                                                                 ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND  (FAUS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             MEDIA - 3.1%
      1,111  REA Group Ltd. ...................................  $     50,229
                                                                 ------------

             METALS & MINING - 10.9%
      1,104  BHP Billiton Ltd. ................................        37,340
     12,014  BlueScope Steel Ltd. (a)..........................        68,299
     12,014  Fortescue Metals Group Ltd. ......................        58,494
      1,620  Iluka Resources Ltd. .............................        14,889
                                                                 ------------
                                                                      179,022
                                                                 ------------

             MULTILINE RETAIL - 0.8%
      4,425  Harvey Norman Holdings Ltd. ......................        13,542
                                                                 ------------

             OIL, GAS & CONSUMABLE FUELS - 5.5%
        697  Caltex Australia Ltd. ............................        14,279
      1,912  Santos Ltd. ......................................        23,938
      1,438  Woodside Petroleum Ltd. ..........................        52,037
                                                                 ------------
                                                                       90,254
                                                                 ------------

             PROFESSIONAL SERVICES - 5.8%
      1,587  ALS Ltd. .........................................        10,788
      5,214  Seek Ltd. ........................................        84,959
                                                                 ------------
                                                                       95,747
                                                                 ------------

             REAL ESTATE INVESTMENT TRUSTS - 14.7%
     14,380  CFS Retail Property Trust Group...................        25,205
     69,575  Dexus Property Group .............................        68,395
      5,976  Federation Centres Ltd. ..........................        13,079
     20,566  GPT Group ........................................        69,807
     23,543  Westfield Retail Trust ...........................        65,065
                                                                 ------------
                                                                      241,551
                                                                 ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.5%
      3,766  Lend Lease Group .................................        41,387
                                                                 ------------

             ROAD & RAIL - 4.5%
      9,712  Asciano Ltd. .....................................        46,836
      5,731  Aurizon Holdings Ltd. ............................        27,319
                                                                 ------------
                                                                       74,155
                                                                 ------------

             TOTAL INVESTMENTS - 99.8% ........................     1,634,578
             (Cost $1,460,277) (b)

             NET OTHER ASSETS AND LIABILITIES - 0.2% ..........         3,016
                                                                 ------------
             NET ASSETS - 100.0% ..............................   $ 1,637,594
                                                                 ============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND  (FAUS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

      (a)   Non-income producing security.

      (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $211,330 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $37,029.

      ADR   American Depositary Receipt

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        3/31/2014        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------  ---------------
Common Stocks*................................  $     1,634,578  $   1,634,578  $            --  $            --
                                                ===============  =============  ===============  ===============




COUNTRY ALLOCATION**                                        % OF NET ASSETS
-------------------------------------------------------------------------------
Australia                                                             96.3%
Ireland                                                                3.5
----------------------------------------------------------------------------
TOTAL INVESTMENTS                                                     99.8
NET OTHER ASSETS AND LIABILITIES                                       0.2
                                                                    --------
TOTAL                                                                100.0%
                                                                    ========

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND  (FKU)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS - 99.8%

             AEROSPACE & DEFENSE - 0.4%
     22,019  Meggitt PLC ......................................  $    176,166
                                                                 ------------

             AIR FREIGHT & LOGISTICS - 2.2%
    101,885  Royal Mail PLC (a)................................       956,298
                                                                 ------------

             AIRLINES - 4.4%
     30,247  easyJet PLC ......................................       864,811
    144,679  International Consolidated Airlines Group S.A. (a)     1,006,293
                                                                 ------------
                                                                    1,871,104
                                                                 ------------

             AUTO COMPONENTS - 1.4%
     93,342  GKN PLC ..........................................       607,366
                                                                 ------------

             BANKS - 1.7%
    588,988  Lloyds Banking Group PLC (a)......................       733,012
                                                                 ------------

             BEVERAGES - 1.5%
     50,317  Britvic PLC ......................................       622,434
                                                                 ------------

             CAPITAL MARKETS - 6.0%
     23,230  Aberdeen Asset Management PLC ....................       151,155
     16,931  Close Brothers Group PLC .........................       398,558
     34,313  Hargreaves Lansdown PLC ..........................       834,048
     50,809  Henderson Group PLC ..............................       223,031
    138,272  Intermediate Capital Group PLC ...................       953,662
                                                                 ------------
                                                                    2,560,454
                                                                 ------------

             CHEMICALS - 1.8%
     14,164  Johnson Matthey PLC ..............................       772,398
                                                                 ------------

             COMMERCIAL SERVICES & SUPPLIES - 5.1%
     13,593  Aggreko PLC ......................................       340,150
     17,144  Babcock International Group PLC ..................       384,995
    267,377  Regus PLC ........................................       982,450
     69,801  Serco Group PLC ..................................       489,912
                                                                 ------------
                                                                    2,197,507
                                                                 ------------

             CONTAINERS & PACKAGING - 2.2%
    174,922  DS Smith PLC .....................................       946,311
                                                                 ------------

             DISTRIBUTORS - 1.0%
     37,803  Inchcape PLC .....................................       407,130
                                                                 ------------

             DIVERSIFIED FINANCIAL SERVICES - 0.5%
      6,702  London Stock Exchange Group PLC ..................       220,113
                                                                 ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
     37,957  TalkTalk Telecom Group PLC .......................       202,686
                                                                 ------------

             ENERGY EQUIPMENT & SERVICES - 2.6%
     50,794  John Wood Group PLC ..............................       649,505
     18,978  Petrofac Ltd. ....................................       454,971
                                                                 ------------
                                                                    1,104,476
                                                                 ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND  (FKU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             FOOD & STAPLES RETAILING - 5.3%
    357,380  Booker Group PLC .................................  $    983,676
    127,286  J Sainsbury PLC ..................................       670,779
    178,005  WM Morrison Supermarkets PLC .....................       632,101
                                                                 ------------
                                                                    2,286,556
                                                                 ------------

             FOOD PRODUCTS - 2.1%
     19,002  Associated British Foods PLC .....................       880,998
                                                                 ------------

             HOTELS, RESTAURANTS & LEISURE - 2.9%
    194,771  Ladbrokes PLC ....................................       438,362
     19,358  Millennium & Copthorne Hotels PLC ................       182,341
     69,467  Thomas Cook Group PLC (a).........................       208,809
     28,116  TUI Travel PLC ...................................       205,306
      3,096  Whitbread PLC ....................................       214,821
                                                                 ------------
                                                                    1,249,639
                                                                 ------------

             HOUSEHOLD DURABLES - 4.9%
     99,841  Barratt Developments PLC..........................       686,606
     22,194  Bellway PLC ......................................       614,212
     13,119  Berkeley Group Holdings PLC ......................       573,029
    104,169  Taylor Wimpey PLC ................................       204,578
                                                                 ------------
                                                                    2,078,425
                                                                 ------------

             INDEPENDENT POWER AND RENEWABLE ELECTRICITY
                PRODUCERS - 0.9%
     29,019  Drax Group PLC ...................................       370,583
                                                                 ------------

             INSURANCE - 12.2%
     20,008  Catlin Group Ltd. ................................       179,457
     29,747  Hiscox Ltd. ......................................       338,222
    260,773  Legal & General Group PLC ........................       889,929
     47,896  Phoenix Group Holdings ...........................       526,610
     43,339  Prudential PLC ...................................       916,524
    131,241  Resolution Ltd. ..................................       653,770
    429,459  RSA Insurance Group PLC ..........................       641,153
     79,772  St. James's Place PLC ............................     1,097,183
                                                                 ------------
                                                                    5,242,848
                                                                 ------------

             INTERNET & CATALOG RETAIL - 0.9%
     52,603  Ocado Group PLC (a)...............................       403,933
                                                                 ------------

             MEDIA - 2.1%
     36,277  Daily Mail & General Trust PLC ...................       525,564
      8,478  Rightmove PLC ....................................       372,858
                                                                 ------------
                                                                      898,422
                                                                 ------------

             METALS & MINING - 8.4%
     56,383  Antofagasta PLC ..................................       785,361
     24,858  BHP Billiton PLC .................................       764,191
     15,580  Fresnillo PLC ....................................       219,092
    112,948  Lonmin PLC (a)....................................       538,542
     12,258  Randgold Resources Ltd. ..........................       920,025


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND  (FKU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             METALS & MINING (CONTINUED)
     24,884  Vedanta Resources PLC ............................  $    374,198
                                                                 ------------
                                                                    3,601,409
                                                                 ------------

             MULTILINE RETAIL - 0.9%
     53,698  Marks & Spencer Group PLC ........................       404,195
                                                                 ------------

             OIL, GAS & CONSUMABLE FUELS - 6.6%
    274,582  Afren PLC (a).....................................       646,370
     26,855  BG Group PLC .....................................       500,319
    118,992  BP PLC ...........................................       952,212
    148,148  Premier Oil PLC ..................................       728,359
                                                                 ------------
                                                                    2,827,260
                                                                 ------------

             PHARMACEUTICALS - 1.7%
      3,249  AstraZeneca PLC ..................................       209,974
     19,342  Hikma Pharmaceuticals PLC ........................       535,606
                                                                 ------------
                                                                      745,580
                                                                 ------------

             PROFESSIONAL SERVICES - 2.0%
    357,930  Hays PLC .........................................       865,248
                                                                 ------------

             REAL ESTATE INVESTMENT TRUSTS - 7.2%
     23,276  Derwent London PLC ...............................     1,051,604
     96,952  Great Portland Estates PLC .......................     1,019,908
     37,540  Intu Properties PLC ..............................       176,489
     48,219  Land Securities Group PLC ........................       820,765
                                                                 ------------
                                                                    3,068,766
                                                                 ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.4%
    176,410  Capital & Counties Properties PLC ................     1,029,357
                                                                 ------------

             SPECIALTY RETAIL - 2.6%
     67,371  Howden Joinery Group PLC .........................       417,934
     30,192  Kingfisher PLC ...................................       212,110
     32,489  Sports Direct International PLC (a)...............       461,477
                                                                 ------------
                                                                    1,091,521
                                                                 ------------

             TRADING COMPANIES & DISTRIBUTORS - 2.6%
     45,848  Ashtead Group PLC ................................       726,902
     12,409  Travis Perkins PLC ...............................       389,962
                                                                 ------------
                                                                    1,116,864
                                                                 ------------

             WATER UTILITIES - 1.6%
     51,891  United Utilities Group plc .......................       681,699
                                                                 ------------

             WIRELESS TELECOMMUNICATION SERVICES - 1.2%
    133,658  Vodafone Group PLC ...............................       490,890
                                                                 ------------
             TOTAL COMMON STOCKS ..............................    42,711,648
                                                                 ------------
             (Cost $41,340,141)


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND  (FKU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
RIGHTS - 0.0%

             REAL ESTATE INVESTMENT TRUSTS - 0.0%
     10,725  Intu Properties PLC (a)...........................  $     16,881
                                                                 ------------
             TOTAL RIGHTS .....................................        16,881
             (Cost $0)                                           ------------

             TOTAL INVESTMENTS - 99.8% ........................    42,728,529
             (Cost $41,340,141) (b)

             NET OTHER ASSETS AND LIABILITIES - 0.2% ..........        94,208
                                                                 ------------
             NET ASSETS - 100.0% ..............................  $ 42,822,737
                                                                 ============

-----------------------------

      (a)   Non-income producing security.

      (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,781,025 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,392,637.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        3/31/2014        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------  ---------------
Common Stocks*................................  $    42,711,648  $  42,711,648  $            --  $            --
Rights*.......................................           16,881         16,881               --               --
                                                ---------------  -------------  ---------------  ---------------
Total Investments.............................  $    42,728,529  $  42,728,529  $            --  $            --
                                                ===============  =============  ===============  ===============


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between levels at March 31, 2014.

COUNTRY ALLOCATION**                                        % OF NET ASSETS
-------------------------------------------------------------------------------
United Kingdom                                                        87.5%
Jersey                                                                 6.0
Spain                                                                  2.4
Guernsey                                                               1.5
Cayman Island                                                          1.2
Bermuda                                                                1.2
----------------------------------------------------------------------------
TOTAL INVESTMENTS                                                     99.8
NET OTHER ASSETS AND LIABILITIES                                       0.2
                                                                    --------
TOTAL                                                                100.0%
                                                                    ========

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TAIWAN ALPHADEX(R) FUND  (FTW)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS - 100.1%

             AUTO COMPONENTS - 0.9%
      5,070  Cheng Shin Rubber Industry Co., Ltd. .............  $     14,468
                                                                 ------------

             AUTOMOBILES - 3.0%
     14,645  Yulon Motor Co., Ltd. ............................        24,190
      1,874  Yulon Nissan Motor Co., Ltd. .....................        23,754
                                                                 ------------
                                                                       47,944
                                                                 ------------

             BANKS - 3.1%
     26,628  SinoPac Financial Holdings Co., Ltd. .............        12,810
     80,974  Taishin Financial Holding Co., Ltd. ..............        36,695
                                                                 ------------
                                                                       49,505
                                                                 ------------

             CAPITAL MARKETS - 1.4%
     44,430  Yuanta Financial Holding Co., Ltd. ...............        22,396
                                                                 ------------

             CHEMICALS - 2.2%
      9,415  Formosa Chemicals & Fibre Corp. ..................        22,755
      5,739  Nan Ya Plastics Corp. ............................        12,155
                                                                 ------------
                                                                       34,910
                                                                 ------------

             CONSTRUCTION MATERIALS - 1.6%
     17,099  Taiwan Cement Corp. ..............................        26,390
                                                                 ------------

             DIVERSIFIED FINANCIAL SERVICES - 0.8%
      9,069  Fubon Financial Holding Co., Ltd. ................        12,299
                                                                 ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
      4,247  Chunghwa Telecom Co., Ltd. .......................        13,068
                                                                 ------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS &
                COMPONENTS - 13.8%
    124,609  AU Optronics Corp. ...............................        43,988
     19,747  Hon Hai Precision Industry Co., Ltd. .............        55,962
    174,196  Innolux Corp. (a).................................        59,777
      1,302  Largan Precision Co., Ltd. .......................        61,567
                                                                 ------------
                                                                      221,294
                                                                 ------------

             INDUSTRIAL CONGLOMERATES - 0.7%
     11,495  Far Eastern New Century Corp. ....................        12,211
                                                                 ------------

             INSURANCE - 6.0%
     24,586  Cathay Financial Holding Co., Ltd. ...............        35,847
     39,281  China Life Insurance Co., Ltd. ...................        36,053
     76,782  Shin Kong Financial Holding Co., Ltd. ............        24,255
                                                                 ------------
                                                                       96,155
                                                                 ------------

             METALS & MINING - 1.5%
     29,291  China Steel Corp. ................................        24,672
                                                                 ------------

             OIL, GAS & CONSUMABLE FUELS - 0.8%
      4,834  Formosa Petrochemical Corp. ......................        12,302
                                                                 ------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 20.5%
     57,101  Advanced Semiconductor Engineering, Inc. .........        63,378
     71,895  Inotera Memories, Inc. (a)........................        56,307


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TAIWAN ALPHADEX(R) FUND  (FTW)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONTINUED)
      2,675  MediaTek, Inc. ...................................  $     39,485
     44,430  Siliconware Precision Industries Co. .............        59,089
     11,244  Taiwan Semiconductor Manufacturing Co., Ltd. .....        43,754
    160,091  United Microelectronics Corp. ....................        67,553
                                                                 ------------
                                                                      329,566
                                                                 ------------

             SPECIALTY RETAIL - 2.4%
      3,224  Hotai Motor Co., Ltd. ............................        38,960
                                                                 ------------

             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 30.1%
      9,574  Advantech Co., Ltd. ..............................        62,092
      5,902  ASUSTeK Computer, Inc. ...........................        58,434
      8,174  Catcher Technology Co., Ltd. .....................        59,186
     69,221  Compal Electronics, Inc. .........................        49,099
     28,407  Foxconn Technology Co., Ltd. .....................        66,977
     75,033  Inventec Corp. ...................................        73,918
     24,817  LiteOn Technology Corp. ..........................        36,999
     51,488  Pegatron Corp. ...................................        76,676
                                                                 ------------
                                                                      483,381
                                                                 ------------

             TEXTILES, APPAREL & LUXURY GOODS - 8.1%
      5,884  Eclat Textile Co., Ltd. ..........................        68,013
     44,380  Pou Chen Corp. ...................................        62,593
                                                                 ------------
                                                                      130,606
                                                                 ------------

             WIRELESS TELECOMMUNICATION SERVICES - 2.4%
     12,074  Far EasTone Telecommunications Co., Ltd. .........        25,573
      4,106  Taiwan Mobile Co., Ltd. ..........................        12,863
                                                                 ------------
                                                                       38,436
                                                                 ------------

             TOTAL INVESTMENTS - 100.1% .......................     1,608,563
             (Cost $1,436,679) (b)

             NET OTHER ASSETS AND LIABILITIES - (0.1%) ........        (1,874)
                                                                 ------------
             NET ASSETS - 100.0% ..............................   $ 1,606,689
                                                                 ============

-----------------------------

      (a)   Non-income producing security.

      (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $229,953 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $58,069.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TAIWAN ALPHADEX(R) FUND  (FTW)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)


-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        3/31/2014        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------  ---------------
Common Stocks*................................  $     1,608,563  $   1,608,563  $            --  $            --
                                                ===============  =============  ===============  ===============



COUNTRY ALLOCATION**                                            % OF NET ASSETS
--------------------------------------------------------------------------------
Taiwan                                                               100.1%
----------------------------------------------------------------------------
TOTAL INVESTMENTS                                                    100.1
NET OTHER ASSETS AND LIABILITIES                                      (0.1)
                                                                    --------
TOTAL                                                                100.0%
                                                                    ========

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST HONG KONG ALPHADEX(R) FUND  (FHK)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS - 99.7%

             AIRLINES - 0.8%
     15,000  Cathay Pacific Airways Ltd. ......................  $     27,925
                                                                 ------------

             CAPITAL MARKETS - 2.6%
      8,000  Guoco Group Ltd. .................................        95,301
                                                                 ------------

             DIVERSIFIED FINANCIAL SERVICES - 0.8%
     28,000  First Pacific Co., Ltd. ..........................        27,796
                                                                 ------------

             ELECTRICAL EQUIPMENT - 3.2%
    131,000  Johnson Electric Holdings Ltd. ...................       120,926
                                                                 ------------

             GAS UTILITIES - 6.6%
     21,239  ENN Energy Holdings Ltd. .........................       148,275
     81,998  Towngas China Co., Ltd. ..........................       100,218
                                                                 ------------
                                                                      248,493
                                                                 ------------

             HOTELS, RESTAURANTS & LEISURE - 20.9%
     11,069  Galaxy Entertainment Group Ltd. (a) ..............        96,327
      4,067  Melco Crown Entertainment Ltd., ADR (a) ..........       157,189
     35,000  Melco International Development Ltd. .............       117,095
     37,199  MGM China Holdings Ltd. ..........................       131,166
     19,600  Sands China Ltd. .................................       146,182
     38,000  SJM Holdings Ltd. ................................       106,801
      6,800  Wynn Macau Ltd. ..................................        28,098
                                                                 ------------
                                                                      782,858
                                                                 ------------

             HOUSEHOLD DURABLES - 2.5%
     33,501  Techtronic Industries Co. ........................        93,724
                                                                 ------------

             INDUSTRIAL CONGLOMERATES - 8.3%
     46,873  Hopewell Holdings Ltd. ...........................       160,745
      5,000  Hutchison Whampoa Ltd. ...........................        66,267
        800  Jardine Matheson Holdings Ltd. ...................        50,464
     20,642  NWS Holdings Ltd. ................................        34,969
                                                                 ------------
                                                                      312,445
                                                                 ------------

             INSURANCE - 3.2%
     25,199  AIA Group Ltd. ...................................       119,554
                                                                 ------------

             METALS & MINING - 3.2%
     95,576  Fosun International Ltd. .........................       120,017
                                                                 ------------

             MULTILINE RETAIL - 0.9%
     17,000  Lifestyle International Holdings Ltd. ............        34,585
                                                                 ------------

             REAL ESTATE INVESTMENT TRUSTS - 4.3%
     32,928  Link REIT ........................................       162,379
                                                                 ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 36.4%
      3,680  Cheung Kong Holdings Ltd. ........................        60,966
     21,728  Henderson Land Development Co., Ltd. .............       126,897
     11,000  Hongkong Land Holdings Ltd. ......................        71,170
     37,193  Hysan Development Co., Ltd. ......................       161,594
     36,500  Kerry Properties Ltd. ............................       121,878


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST HONG KONG ALPHADEX(R) FUND  (FHK)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

  SHARES/
   UNITS                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             REAL ESTATE MANAGEMENT & DEVELOPMENT (CONTINUED)
    131,999  New World China Land Ltd. ........................  $    111,127
     75,513  New World Development Co., Ltd. ..................        75,936
     69,320  Sino Land Co., Ltd. ..............................       102,240
     10,452  Sun Hung Kai Properties Ltd. .....................       128,014
      5,164  Swire Pacific Ltd. ...............................        60,152
     37,599  Swire Properties Ltd. ............................       107,613
     20,308  Wharf Holdings Ltd. ..............................       129,862
     27,502  Wheelock & Co., Ltd. .............................       107,434
                                                                 ------------
                                                                    1,364,883
                                                                 ------------

             ROAD & RAIL - 0.8%
      8,500  MTR Corp. Ltd. ...................................        31,451
                                                                 ------------

             SPECIALTY RETAIL - 2.6%
     32,899  Esprit Holdings Ltd. .............................        54,800
     53,997  SA SA International Holdings Ltd. ................        43,161
                                                                 ------------
                                                                       97,961
                                                                 ------------

             TEXTILES, APPAREL & LUXURY GOODS - 1.7%
     19,000  Yue Yuen Industrial Holdings Ltd. ................        61,974
                                                                 ------------

             TRADING COMPANIES & DISTRIBUTORS - 0.9%
     37,000  Noble Group Ltd. .................................        34,856
                                                                 ------------
             TOTAL COMMON STOCKS ..............................     3,737,128
                                                                 ------------
             (Cost $3,574,299)

RIGHTS - 0.1%

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
     25,170  New World Development Co., Ltd. expiring
                4/17/14 (a) (b)................................         5,192
                                                                 ------------
             TOTAL RIGHTS .....................................         5,192
             (Cost $0)                                           ------------

             TOTAL INVESTMENTS - 99.8% ........................     3,742,320
             (Cost $3,574,299) (c)

             NET OTHER ASSETS AND LIABILITIES - 0.2% ..........         6,868
                                                                 ------------
             NET ASSETS - 100.0% ..............................  $  3,749,188
                                                                 ============

-----------------------------

      (a)   Non-income producing security.

      (b) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2014, securities noted as such amounted to $5,192 or 0.14% of net assets.

      (c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $340,669 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $172,648.

      ADR   American Depositary Receipt



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST HONG KONG ALPHADEX(R) FUND  (FHK)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)


-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        3/31/2014        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------  ---------------
Common Stocks*................................  $     3,737,128  $   3,737,128  $            --  $            --
Rights*.......................................            5,192             --            5,192               --
                                                ---------------  -------------  ---------------  ---------------
Total Investments.............................  $     3,742,320  $   3,737,128  $         5,192  $            --
                                                ===============  =============  ===============  ===============



COUNTRY ALLOCATION**                                            % OF NET ASSETS
--------------------------------------------------------------------------------
Hong Kong                                                             57.8%
Cayman Islands                                                        24.0
Bermuda                                                               18.0
----------------------------------------------------------------------------
TOTAL INVESTMENTS                                                     99.8
NET OTHER ASSETS AND LIABILITIES                                       0.2
                                                                    --------
TOTAL                                                                100.0%
                                                                    ========

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS - 99.9%

             AIR FREIGHT & LOGISTICS - 3.6%
      8,586  Panalpina Welttransport Holding AG ...............  $  1,318,906
                                                                 ------------

             BANKS - 3.4%
     14,203  Basler Kantonalbank ..............................     1,237,069
                                                                 ------------

             BEVERAGES - 0.7%
      9,891  Coca-Cola HBC AG .................................       246,357
                                                                 ------------

             BIOTECHNOLOGY - 2.6%
     10,221  Actelion Ltd. ....................................       967,703
                                                                 ------------

             BUILDING PRODUCTS - 0.8%
        949  Geberit AG .......................................       310,769
                                                                 ------------

             CAPITAL MARKETS - 5.3%
     18,827  Credit Suisse Group AG ...........................       608,861
     44,388  GAM Holding AG ...................................       800,847
     13,895  Vontobel Holding AG ..............................       549,325
                                                                 ------------
                                                                    1,959,033
                                                                 ------------

             CHEMICALS - 6.8%
     62,958  Clariant AG ......................................     1,223,481
        243  Sika AG ..........................................       993,935
        723  Syngenta AG ......................................       273,399
                                                                 ------------
                                                                    2,490,815
                                                                 ------------

             CONSTRUCTION MATERIALS - 4.3%
     19,229  Holcim Ltd. ......................................     1,592,176
                                                                 ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 2.7%
      1,635  Swisscom AG ......................................     1,004,247
                                                                 ------------

             ELECTRICAL EQUIPMENT - 0.8%
     10,933  ABB Ltd. .........................................       281,966
                                                                 ------------

             FOOD PRODUCTS - 8.8%
     18,766  Aryzta AG ........................................     1,657,853
        459  Barry Callebaut AG ...............................       618,888
         11  Lindt & Spruengli AG .............................       647,644
      3,931  Nestle S.A. ......................................       295,920
                                                                 ------------
                                                                    3,220,305
                                                                 ------------

             HEALTH CARE EQUIPMENT & SUPPLIES - 0.9%
      2,139  Sonova Holding AG ................................       312,605
                                                                 ------------

             INDUSTRIAL CONGLOMERATES - 3.6%
      8,288  Daetwyler Holding AG .............................     1,303,130
                                                                 ------------

             INSURANCE - 17.2%
     11,299  Baloise Holding AG ...............................     1,421,242
      2,295  Helvetia Holding AG ..............................     1,175,342
      5,545  Swiss Life Holding AG ............................     1,361,083
     15,644  Swiss Re AG ......................................     1,450,173


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             INSURANCE (CONTINUED)
      2,979  Zurich Insurance Group AG ........................  $    914,542
                                                                 ------------
                                                                    6,322,382
                                                                 ------------

             LIFE SCIENCES TOOLS & SERVICES - 4.2%
     15,172  Lonza Group AG ...................................     1,547,148
                                                                 ------------

             MACHINERY - 12.0%
      2,974  Bucher Industries AG .............................     1,009,219
      1,636  Georg Fischer AG .................................     1,268,568
     96,147  OC Oerlikon Corp., AG ............................     1,620,486
      3,568  Sulzer AG ........................................       490,370
                                                                 ------------
                                                                    4,388,643
                                                                 ------------

             PHARMACEUTICALS - 3.9%
        858  Galenica AG ......................................       830,291
      7,211  Novartis AG ......................................       611,759
                                                                 ------------
                                                                    1,442,050
                                                                 ------------

             PROFESSIONAL SERVICES - 1.7%
      7,272  Adecco S.A. ......................................       605,006
                                                                 ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 7.8%
     17,001  PSP Swiss Property AG ............................     1,598,080
     14,871  Swiss Prime Site AG ..............................     1,264,132
                                                                 ------------
                                                                    2,862,212
                                                                 ------------

             SPECIALTY RETAIL - 2.3%
      4,918  Dufry AG (a)......................................       845,581
                                                                 ------------

             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.4%
     83,824  Logitech International S.A. ......................     1,251,600
                                                                 ------------

             TEXTILES, APPAREL & LUXURY GOODS - 2.2%
      5,782  Cie Financiere Richemont S.A. ....................       552,006
        435  Swatch Group AG ..................................       272,598
                                                                 ------------
                                                                      824,604
                                                                 ------------

             TRANSPORTATION INFRASTRUCTURE - 0.9%
        492  Flughafen Zuerich AG .............................       316,387
                                                                 ------------

             TOTAL INVESTMENTS - 99.9% ........................    36,650,694
             (Cost $31,626,363) (b)

             NET OTHER ASSETS AND LIABILITIES - 0.1% ..........        43,070
                                                                 ------------
             NET ASSETS - 100.0% ..............................  $ 36,693,764
                                                                 ============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

-----------------------------

      (a)   Non-income producing security.

      (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,150,793 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $126,462.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        3/31/2014        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------  ---------------
Common Stocks* ...............................  $    36,650,694  $  36,650,694  $            --  $            --
                                                ===============  =============  ===============  ===============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between levels at March 31, 2014.

COUNTRY ALLOCATION**                                            % OF NET ASSETS
--------------------------------------------------------------------------------
Switzerland                                                           99.9%
----------------------------------------------------------------------------
TOTAL INVESTMENTS                                                     99.9
NET OTHER ASSETS AND LIABILITIES                                       0.1
                                                                    --------
TOTAL                                                                100.0%
                                                                    ========

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) - 99.7%

             AUSTRALIA - 6.4%
     10,865  Aquila Resources Ltd. (b).........................  $     23,578
     11,489  Arrium Ltd. ......................................        14,384
     14,927  Ausdrill Ltd. ....................................        11,075
      2,133  BC Iron Ltd. .....................................         9,376
     10,499  Beach Energy Ltd. ................................        16,601
        534  Breville Group Ltd. ..............................         4,725
      2,168  BT Investment Management Ltd. ....................        14,677
      3,788  Cabcharge Australia Ltd. .........................        14,228
      1,881  Cedar Woods Properties Ltd. ......................        12,996
      2,086  Downer EDI Ltd. ..................................         9,711
     27,645  Evolution Mining Ltd. ............................        22,049
        604  Forge Group Ltd. (c) .............................             0
      1,425  G8 Education Ltd. ................................         6,700
      7,576  Hills Ltd. .......................................        11,944
        892  JB Hi-Fi Ltd. ....................................        15,511
      3,783  MACA Ltd. ........................................         7,718
      8,380  Medusa Mining Ltd. (b)............................        16,165
        429  Mineral Resources Ltd. ...........................         4,567
     31,783  Mount Gibson Iron Ltd. ...........................        26,823
     12,888  NRW Holdings Ltd. ................................        12,669
     12,376  Pacific Brands Ltd. ..............................         6,083
      4,428  PanAust Ltd. .....................................         6,468
      6,525  RCR Tomlinson Ltd. ...............................        16,883
     36,217  Resolute Mining Ltd. (b)..........................        19,985
      2,863  Seven Group Holdings Ltd. ........................        21,931
      2,560  Slater & Gordon Ltd. .............................        10,850
     13,349  Sundance Energy Australia Ltd. (b)................        11,885
      1,522  Tassal Group Ltd. ................................         5,463
                                                                 ------------
                                                                      355,045
                                                                 ------------

             AUSTRIA - 0.6%
        132  RHI AG ...........................................         4,247
      1,243  Wienerberger AG ..................................        23,803
        271  Zumtobel AG ......................................         6,720
                                                                 ------------
                                                                       34,770
                                                                 ------------

             BELGIUM - 0.9%
        110  Barco N.V. .......................................         8,805
        172  Cie d'Entreprises CFE ............................        18,691
        328  KBC Ancora (b)....................................        12,589
        513  Mobistar S.A. ....................................         9,668
                                                                 ------------
                                                                       49,753
                                                                 ------------

             BERMUDA - 4.1%
      8,500  APT Satellite Holdings Ltd. ......................        10,049
      6,440  BW Offshore Ltd. .................................         8,335
        735  China Yuchai International Ltd. ..................        15,567
     76,716  Emperor International Holdings ...................        18,792
        629  Fly Leasing Ltd., ADR ............................         9,435


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             BERMUDA (CONTINUED)
      6,000  Great Eagle Holdings Ltd. ........................  $     22,587
     40,998  IT Ltd. ..........................................        10,888
     40,998  K Wah International Holdings Ltd. ................        27,485
      8,400  Man Wah Holdings Ltd. ............................        14,187
     40,998  PAX Global Technology Ltd. (b)....................        20,878
     57,998  Playmates Toys Ltd. (b) ..........................        27,218
     24,000  Regal Hotels International Holdings Ltd. .........        11,882
        572  Ship Finance International Ltd. ..................        10,279
      3,500  SmarTone Telecommunications Holdings Ltd. ........         3,881
     37,998  Trinity Ltd. .....................................         9,945
     20,000  United Photovoltaics Group Ltd. (b)...............         2,089
                                                                 ------------
                                                                      223,497
                                                                 ------------

             CANADA - 8.3%
        553  Allied Properties Real Estate Investment Trust ...        17,258
        746  Argonaut Gold, Inc. (b)...........................         3,253
      1,264  Artis Real Estate Investment Trust ...............        17,985
        608  AutoCanada, Inc. .................................        33,824
        237  Avigilon Corp. (b)................................         6,129
        620  Badger Daylighting Ltd. ..........................        23,303
      1,160  Bankers Petroleum Ltd. (b)........................         5,645
        877  Canadian Apartment Properties REIT ...............        16,913
        514  Canadian Solar, Inc. (b)..........................        16,469
        422  Capital Power Corp. ..............................         9,818
        933  Cominar Real Estate Investment Trust .............        15,613
        181  Corus Entertainment, Inc. ........................         3,997
      1,783  Dominion Diamond Corp. (b)........................        23,951
      1,174  Dundee Corp. (b)..................................        16,758
        788  Dundee Precious Metals, Inc. (b)..................         2,844
      2,032  Endeavour Silver Corp. (b)........................         8,768
        243  Granite Real Estate Investment Trust .............         8,937
      1,825  IAMGOLD Corp. ....................................         6,422
        754  International Forest Products Ltd., Class A (b)...        11,226
      7,100  Ithaca Energy, Inc. (b)...........................        17,662
        130  Linamar Corp. ....................................         5,997
      2,600  MFC Industrial Ltd. ..............................        20,644
      1,372  Morguard Real Estate Investment Trust ............        21,098
      5,476  Nevsun Resources Ltd. ............................        18,526
        811  Northern Property Real Estate Investment Trust ...        20,335
      1,207  NorthWest Healthcare Properties Real Estate
                Investment Trust ..............................        10,427
      8,805  OceanaGold Corp. (b)..............................        18,637
        770  Parex Resources, Inc. (b).........................         6,617
      2,576  Redknee Solutions, Inc. (b).......................        12,863
      1,581  RMP Energy, Inc. (b)..............................        10,697
        590  Savanna Energy Services Corp. ....................         4,131
      1,163  Sherritt International Corp. .....................         4,061
        528  Sirius XM Canada Holdings, Inc. ..................         4,131
        305  Transcontinental, Inc., Class A ..................         4,417
      2,223  TransGlobe Energy Corp. (b).......................        16,951


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             CANADA (CONTINUED)
      6,258  Western Forest Products, Inc. ....................  $     13,642
                                                                 ------------
                                                                      459,949
                                                                 ------------

             CAYMAN ISLANDS - 2.2%
      7,500  Bloomage Biotechnology Corp. Ltd. ................        19,387
     20,000  Bonjour Holdings Ltd. ............................         3,584
    100,000  China Resources and Transportation Group Ltd. (b)          5,286
      8,000  Daphne International Holdings Ltd. ...............         3,259
     68,998  Far East Consortium International Ltd. ...........        23,751
     12,000  HC International, Inc. (b)........................        30,787
     28,000  TCC International Holdings Ltd. ..................        14,079
      9,500  Texhong Textile Group Ltd. .......................        11,194
     15,000  Truly International Holdings Ltd. ................        10,095
                                                                 ------------
                                                                      121,422
                                                                 ------------

             DENMARK - 0.9%
        258  Auriga Industries, Class B (b) ...................         9,140
        213  Genmab A/S (b)....................................         8,659
        599  Schouw & Co. .....................................        29,346
                                                                 ------------
                                                                       47,145
                                                                 ------------

             FINLAND - 0.4%
        404  PKC Group OYJ ....................................        12,595
        941  YIT OYJ ..........................................        10,021
                                                                 ------------
                                                                       22,616
                                                                 ------------

             FRANCE - 2.0%
      1,258  Derichebourg S.A. ................................         4,246
        825  GameLoft SE (b)...................................         8,729
        508  Groupe Steria SCA ................................        10,253
        369  Interparfums S.A. ................................        17,355
          3  Korian-Medica ....................................           115
         92  LISI .............................................        15,171
      4,191  MPI ..............................................        27,425
        161  Nexans S.A. ......................................         8,439
        120  Rallye S.A. ......................................         5,604
        565  UBISOFT Entertainment (b).........................        10,119
                                                                 ------------
                                                                      107,456
                                                                 ------------

             GERMANY - 2.7%
        674  Aurelius AG ......................................        25,637
      3,262  Balda AG .........................................        15,118
        483  Deutz AG (b) .....................................         4,070
        320  DMG MORI SEIKI AG ................................         9,802
        457  Grammer AG .......................................        22,379
        279  Jenoptik AG ......................................         5,062
         75  Jungheinrich AG ..................................         5,682
         72  Leoni AG .........................................         5,254
        236  LPKF Laser & Electronics AG ......................         5,516
      1,493  Nordex SE (b).....................................        24,106


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             GERMANY (CONTINUED)
      3,229  QSC AG ...........................................  $     16,103
         80  XING AG ..........................................        11,506
                                                                 ------------
                                                                      150,235
                                                                 ------------

             GREECE - 0.3%
      2,634  Ellaktor S.A. (b).................................        14,733
                                                                 ------------

             HONG KONG - 1.8%
      2,400  Dah Sing Banking Group Ltd. ......................         3,794
      3,000  Hongkong & Shanghai Hotels .......................         3,992
    279,992  EverChina International Holdings Co., Ltd. (b)....        14,800
     14,103  Kowloon Development Co., Ltd. ....................        17,073
    742,492  Lai Sun Development (b)...........................        17,422
     70,498  Prosperity REIT ..................................        20,359
     37,998  Shun Tak Holdings Ltd. ...........................        19,595
                                                                 ------------
                                                                       97,035
                                                                 ------------

             IRELAND - 0.6%
        924  Grafton Group PLC ................................         9,967
      5,487  Greencore Group PLC ..............................        25,220
                                                                 ------------
                                                                       35,187
                                                                 ------------

             ISRAEL - 1.5%
        287  Caesarstone Sdot-Yam Ltd. ........................        15,607
      3,236  Discount Investment Corp. (b).....................        30,342
         65  Electra Ltd. .....................................        10,012
      1,522  Harel Insurance Investments & Financial Services
                Ltd. ..........................................         9,195
      2,426  Israel Discount Bank Ltd., Class A (b)............         4,449
        156  Rami Levi Chain Stores Hashikma Marketing 2006
                Ltd. ..........................................         9,072
      1,015  Shufersal Ltd. ...................................         4,054
                                                                 ------------
                                                                       82,731
                                                                 ------------

             ITALY - 5.2%
        448  ACEA S.p.A. ......................................         6,629
      1,773  ASTM S.p.A. ......................................        30,068
      1,305  Banca IFIS S.p.A. ................................        28,783
        838  Brembo S.p.A. ....................................        31,725
        134  Brunello Cucinelli S.p.A. ........................         3,546
      1,664  Cairo Communication S.p.A. .......................        15,474
      5,521  CIR-Compagnie Industriali Riunite S.p.A. (b)......         8,329
        867  ERG S.p.A. .......................................        14,034
      4,653  Salini Impregilo S.p.A. ..........................        28,397
        455  Indesit Co., S.p.A. ..............................         6,945
     10,734  Iren S.p.A .......................................        19,372
        375  Reply S.p.A. .....................................        33,322
      2,220  Societa Iniziative Autostradali e Servizi S.p.A ..        26,700
      2,017  Sogefi S.p.A. ....................................        13,149
        509  Yoox S.p.A. (b)...................................        17,411
                                                                 ------------
                                                                      283,884
                                                                 ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             JAPAN - 31.3%
        800  ASKUL Corp. ......................................  $     25,190
      2,600  Belluna Co., Ltd. ................................        12,897
      4,000  Bunka Shutter Co., Ltd. ..........................        24,531
      1,300  Chudenko Corp. ...................................        22,470
        700  Coca-Cola West Co., Ltd. .........................        12,214
        200  COOKPAD, Inc. ....................................         4,765
        400  CROOZ, Inc. ......................................        17,924
        600  CyberAgent, Inc. .................................        22,962
      1,500  Daifuku Co., Ltd. ................................        18,544
      5,000  Daikyo, Inc. .....................................        10,028
      1,000  Daio Paper Corp. .................................        12,004
      1,800  DCM Holdings Co., Ltd. ...........................        12,033
      3,000  Denki Kogyo Co., Ltd. ............................        18,224
        700  Digital Garage, Inc. .............................        11,923
      8,200  Dynam Japan Holdings Co., Ltd. ...................        24,527
      1,300  Eagle Industry Co., Ltd. .........................        20,039
        500  Exedy Corp. ......................................        13,990
      1,600  F@N Communications, Inc. .........................        28,601
        600  FCC Co., Ltd. ....................................        10,679
      1,100  Foster Electric Co., Ltd. ........................        13,386
      1,000  Fujitec Co., Ltd. ................................        13,535
      6,000  Furukawa Co., Ltd. ...............................        10,812
      1,600  G-Tekt Corp. .....................................        19,873
      1,900  Geo Holdings Corp. ...............................        16,751
      1,300  GMO internet, Inc. ...............................        12,960
      2,000  Gun-Ei Chemical Industry Co., Ltd. ...............         7,499
      2,000  Gurunavi, Inc. ...................................        28,097
        400  H.I.S. Co., Ltd. .................................        22,787
      3,000  Haseko Corp. .....................................        18,776
      5,200  Hazama Ando Corp. ................................        19,497
      3,000  Hokuetsu Kishu Paper Co., Ltd. ...................        15,056
      3,200  Hosiden Corp. ....................................        15,688
        900  Ichiyoshi Securities Co., Ltd. ...................        12,024
        500  Ikyu Corp. .......................................         5,682
      1,800  Inabata & Co., Ltd. ..............................        18,346
        400  Iriso Electronics Co., Ltd. ......................        21,586
      1,500  IwaiCosmo Holdings, Inc. .........................        16,320
        600  Japan Airport Terminal Co., Ltd. .................        15,585
      1,000  Japan Aviation Electronics Industry Ltd. .........        14,940
        500  Japan Cash Machine Co., Ltd. .....................         8,841
      1,100  Japan Digital Laboratory Co., Ltd. ...............        15,858
         37  Japan Hotel REIT Investment Corp. ................        16,884
        400  Japan Tissue Engineering Co., Ltd. (b)............         5,968
        800  Kanamoto Co., Ltd. ...............................        23,407
      2,000  Kinden Corp. .....................................        19,358
      8,000  KNT-CT Holdings Co., Ltd. (b).....................        13,021
      1,600  Kohnan Shoji Co., Ltd. ...........................        16,199
      9,000  Kumagai Gumi Co., Ltd. (b)........................        22,235


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             JAPAN (CONTINUED)
      1,000  Kyokuto Kaihatsu Kogyo Co., Ltd. .................  $     14,426
        200  Kyokuto Securities Co., Ltd. .....................         3,344
        400  Kyoritsu Maintenance Co., Ltd. ...................        13,486
      1,800  Leopalace21 Corp. (b).............................         8,632
        500  Macnica, Inc. ....................................        14,799
      4,000  Maeda Corp. ......................................        25,190
        700  Mars Engineering Corp. ...........................        13,177
        900  Matsuda Sangyo Co., Ltd. .........................        10,856
      1,100  Megachips Corp. ..................................        12,895
      4,000  Minebea Co., Ltd. ................................        35,576
      2,000  Mito Securities Co., Ltd. ........................         8,662
      1,200  Mitsuba Corp. ....................................        19,695
      6,000  Mitsui Engineering & Shipbuilding Co., Ltd. ......        12,673
      6,000  Mitsui Sugar Co., Ltd. ...........................        22,904
      1,600  Namura Shipbuilding Co., Ltd. ....................        14,944
        600  Nihon M&A Center, Inc. ...........................        16,067
        300  Nihon Trim Co., Ltd. .............................        17,701
      4,000  Nippon Chemi-Con Corp. (b)........................        12,479
      3,000  Nippon Flour Mills Co., Ltd. .....................        16,422
      3,000  Nippon Road (The) Co., Ltd. ......................        13,690
      1,000  Nippon Seiki Co., Ltd. ...........................        17,071
      3,000  Nippon Sharyo Ltd. ...............................        12,440
      3,500  Nippon Yakin Kogyo Co., Ltd. (b)..................        11,224
      5,000  Nishimatsu Construction Co., Ltd. ................        16,180
        800  Nishio Rent All Co., Ltd. ........................        29,686
      2,000  Nittetsu Mining Co., Ltd. ........................         7,828
      2,200  Nomura Co., Ltd. .................................        17,158
      7,000  NS United Kaiun Kaisha Ltd. ......................        16,616
      5,000  NTN Corp. (b) ....................................        17,003
      6,100  OSJB Holdings Corp. (b)...........................         8,747
      1,800  Pacific Industrial Co., Ltd. .....................        12,068
      2,500  Pasona Group, Inc. ...............................        14,751
      3,000  Press Kogyo Co., Ltd. ............................        10,871
      3,000  Riken Corp. ......................................        12,120
      5,000  Ryobi Ltd. .......................................        15,259
        600  Sankyo Tateyama, Inc. ............................        11,743
      3,000  Shindengen Electric Manufacturing Co., Ltd. ......        13,254
      2,300  Sintokogio Ltd. ..................................        17,582
      5,000  SMK Corp. ........................................        18,844
        300  Sosei Group Corp. (b).............................         7,682
      1,100  Starbucks Coffee Japan Ltd. ......................        12,160
      1,000  Starts Corp., Inc. ...............................        12,702
     10,400  Sumitomo Mitsui Construction Co., Ltd. (b)........        10,882
      4,000  Sumitomo Seika Chemicals Co., Ltd. ...............        26,857
     14,000  SWCC Showa Holdings Co., Ltd. (b).................        14,107
      1,300  Taiho Kogyo Co., Ltd. ............................        12,318
      1,100  Takeei Corp. .....................................        10,338
      7,000  Tekken Corp. .....................................        18,922
     10,000  Toa Corp. ........................................        20,443


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             JAPAN (CONTINUED)
      3,800  Tokyu Construction Co., Ltd. .....................  $     16,089
      1,700  Topre Corp. ......................................        18,183
      4,000  Tosoh Corp. ......................................        15,424
        800  Totetsu Kogyo Co., Ltd. ..........................        14,827
      1,000  TPR Co., Ltd. ....................................        15,250
      3,000  Tsugami Corp. ....................................        17,933
        800  Unipres Corp. ....................................        14,378
        800  Universal Entertainment Corp. ....................        14,603
      5,590  Usen Corp. (b)....................................        17,547
      1,800  ValueCommerce Co., Ltd. ..........................        17,910
      1,000  Wakita & Co., Ltd. ...............................        11,675
      2,000  Yokogawa Bridge Holdings Corp. ...................        22,051
        900  Yorozu Corp. .....................................        14,780
                                                                 ------------
                                                                    1,729,640
                                                                 ------------

             JERSEY - 0.5%
     30,365  Centamin PLC (b)..................................        25,666
                                                                 ------------

             LUXEMBOURG - 0.1%
        357  SAF-Holland S.A. (b)..............................         5,555
                                                                 ------------

             MARSHALL ISLANDS - 1.4%
      1,105  Aegean Marine Petroleum Network, Inc. ............        10,895
      3,702  DryShips, Inc. (b)................................        11,958
      1,184  Navios Maritime Acquisition Corp. ................         4,333
      2,454  Navios Maritime Holdings, Inc. ...................        24,172
      2,570  Safe Bulkers, Inc. ...............................        24,466
                                                                 ------------
                                                                       75,824
                                                                 ------------

             NETHERLANDS - 1.2%
        224  AerCap Holdings N.V. (b)..........................         9,451
        628  ASM International N.V. ...........................        25,207
        547  AVG Technologies N.V. (b).........................        11,465
        108  Eurocommercial Properties N.V.....................         4,745
      1,009  PostNL N.V. (b)...................................         4,604
      1,590  SNS REAAL N.V. (b) (c)............................             0
      1,221  TomTom N.V. (b)...................................         8,252
         77  VistaPrint N.V. (b)...............................         3,790
                                                                 ------------
                                                                       67,514
                                                                 ------------

             NEW ZEALAND - 0.8%
      3,462  Air New Zealand Ltd. .............................         6,144
      1,943  Chorus Ltd. ......................................         2,892
     21,192  Precinct Properties New Zealand Ltd. .............        18,391
        553  Xero Ltd. (b).....................................        18,885
                                                                 ------------
                                                                       46,312
                                                                 ------------

             NORWAY - 0.9%
      1,007  Borregaard ASA ...................................         6,744
        154  Leroey Seafood Group ASA .........................         5,002
        824  Opera Software ASA ...............................        10,775


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             NORWAY (CONTINUED)
        770  Salmar ASA (b)....................................  $     11,027
      1,844  Wilh Wilhelmsen ASA ..............................        17,477
                                                                 ------------
                                                                       51,025
                                                                 ------------

             PORTUGAL - 1.1%
      4,406  Mota-Engil SGPS S.A. .............................        35,813
        465  Semapa-Sociedade de Investimento e Gestao ........         6,822
      6,285  Sonaecom SGPS S.A. ...............................        18,702
                                                                 ------------
                                                                       61,337
                                                                 ------------

             SINGAPORE - 3.3%
      8,000  AIMS AMP Capital Industrial REIT .................         8,522
     16,000  Cambridge Industrial Trust .......................         9,158
     16,300  CapitaRetail China Trust .........................        18,141
     32,000  Chip Eng Seng Corp. Ltd. .........................        18,698
      3,000  Frasers Centrepoint Trust ........................         4,245
     22,000  Frasers Commercial Trust .........................        21,949
      8,000  Ho Bee Land Ltd. .................................        13,864
     32,000  Jaya Holdings Ltd. ...............................        19,716
     50,000  Lippo Malls Indonesia Retail Trust ...............        15,900
      9,000  Mapletree Commercial Trust .......................         8,729
      8,000  Mapletree Industrial Trust .......................         8,681
      5,000  Sabana Shari'ah Compliant Industrial Real Estate
                Investment ....................................         4,094
     10,000  Sinarmas Land Ltd. ...............................         4,531
     11,000  Tat Hong Holdings Ltd. ...........................         6,646
     13,000  Wing Tai Holdings Ltd. ...........................        18,913
                                                                 ------------
                                                                      181,787
                                                                 ------------

             SOUTH KOREA - 10.0%
        585  AK Holdings, Inc. ................................        31,271
        194  ASIA Holdings Co., Ltd. ..........................        22,782
         94  ChongKunDang Pharm Corp. .........................         5,016
        560  CJ Hellovision Co., Ltd. .........................         9,549
      2,580  Daeduck Electronics Co. ..........................        17,863
        450  Daeduck GDS Co., Ltd. ............................         6,975
         31  Dong-A Socio Holdings Co., Ltd. ..................         3,495
         17  Dongwon Industries Co., Ltd. .....................         5,174
        760  Dongyang Mechatronics Corp. ......................         7,318
      2,470  Doosan Engine Co., Ltd. (b).......................        22,021
         67  Fila Korea Ltd. ..................................         5,545
        176  Global & Yuasa Battery Co., Ltd. .................         8,160
        330  Handsome Co., Ltd. ...............................         8,185
      1,290  Hanil E-Wha Co., Ltd. ............................        25,026
        920  Hankook Tire Worldwide Co., Ltd. .................        18,193
        400  Hansol Paper Co. .................................         4,547
        547  Hanssem Co., Ltd. ................................        35,972
      1,250  Huvis Corp. ......................................        12,272
         65  Hyosung Corp. ....................................         4,690
      4,620  Hyundai Hy Communications & Networks Co., Ltd. ...        22,613


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             SOUTH KOREA (CONTINUED)
        600  Iljin Materials Co., Ltd. (b) ....................  $      6,933
        290  IS Dongseo Co., Ltd. (b)..........................         6,443
        349  KH Vatec Co., Ltd. ...............................         6,672
         83  Kolon Industries, Inc. ...........................         4,242
        142  Korea District Heating Corp. .....................         9,085
        110  Korea Electric Terminal Co., Ltd. ................         4,552
         73  Korea Petrochemical Ind. Co., Ltd. ...............         5,246
        160  LG Fashion Corp. .................................         4,194
         72  LG Hausys Ltd. ...................................        10,755
        440  LG International Corp. ...........................        11,657
         60  Medy-Tox, Inc. ...................................         8,145
        124  MegaStudy Co., Ltd. ..............................         8,294
         21  Namyang Dairy Products Co., Ltd. .................        17,065
        360  NICE Holdings Co., Ltd. ..........................         4,684
        741  Pyeong Hwa Automotive Co., Ltd. ..................        15,315
         68  Samchully Co., Ltd. ..............................         8,944
        158  Samyang Holdings Corp. ...........................        10,598
        310  Seah Besteel Corp. ...............................         7,936
        201  SeAH Steel Corp. .................................        20,299
        116  Seoul Semiconductor Co., Ltd. ....................         4,937
        640  Silla Co., Ltd. ..................................        17,015
        151  Sindoh Co., Ltd. .................................         9,022
        188  SK Gas Co., Ltd. .................................        14,235
        910  SL Corp. .........................................        16,286
        270  Suheung Co., Ltd. ................................         9,690
        883  Sungwoo Hitech Co., Ltd. .........................        14,019
          8  Taekwang Industrial Co., Ltd. ....................        10,296
        146  Unid Co., Ltd. ...................................         8,298
                                                                 ------------
                                                                      551,524
                                                                 ------------

             SPAIN - 1.5%
      2,502  ENCE Energia y Celulosa S.A. .....................         7,549
      1,502  Gamesa Corp. Tecnologica S.A. (b).................        16,306
        441  Melia Hotels International S.A. ..................         5,674
      3,489  Papeles y Cartones de Europa S.A. ................        18,818
        215  Pescanova S.A. (b) (c)............................             0
      4,736  Sacyr S.A. (b)....................................        31,448
      1,101  Tubacex S.A. .....................................         5,066
                                                                 ------------
                                                                       84,861
                                                                 ------------

             SWEDEN - 3.0%
        698  Arcam AB (b)......................................        21,245
        201  Bilia AB .........................................         6,444
      3,582  Eniro AB (b)......................................        32,099
        790  Fabege AB ........................................        10,302
      1,603  Fastighets AB Balder (b)..........................        19,442
      3,270  Kungsleden AB ....................................        27,030
        545  Nobia AB .........................................         4,821
        865  Orexo AB (b)......................................        17,541


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES/
   UNITS                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             SWEDEN (CONTINUED)
      6,208  SAS AB (b)........................................  $     13,764
        416  Tethys Oil AB (b).................................         4,869
        319  Wallenstam AB ....................................         5,229
                                                                 ------------
                                                                      162,786
                                                                 ------------

             SWITZERLAND - 2.3%
        182  Autoneum Holding AG ..............................        41,854
        251  BKW AG ...........................................         8,887
          6  Forbo Holding AG .................................         6,298
        304  HBM Healthcare Investments AG ....................        25,962
         32  Kuoni Reisen Holding AG ..........................        14,370
          4  Metall Zug AG ....................................        11,900
        105  U-Blox AG ........................................        14,419
         19  Valora Holding AG ................................         5,330
                                                                 ------------
                                                                      129,020
                                                                 ------------

             UNITED KINGDOM - 4.3%
      1,951  Afren PLC (b).....................................         4,593
      3,290  African Barrick Gold PLC .........................        14,453
     10,344  EnQuest PLC (b)...................................        21,384
        637  Greggs PLC .......................................         5,368
      4,977  HellermannTyton Group PLC ........................        27,050
      3,210  Home Retail Group PLC ............................        11,591
        442  International Personal Finance PLC ...............         3,773
      1,441  Interserve PLC ...................................        17,537
      8,667  Lookers PLC ......................................        21,638
        582  LSL Property Services PLC ........................         4,218
        644  Mears Group PLC ..................................         5,620
     39,671  Pendragon PLC ....................................        20,007
     10,603  Premier Foods PLC (b).............................        11,799
        972  Ricardo PLC ......................................        10,525
        686  SOCO International PLC ...........................         4,529
        706  SuperGroup PLC (b)................................        20,091
      2,082  SVG Capital PLC (b)...............................        14,561
      2,732  Unite Group PLC ..................................        19,767
                                                                 ------------
                                                                      238,504
                                                                 ------------

             UNITED STATES - 0.1%
        406  Magnachip Semiconductor Corp. (b).................         5,660
                                                                 ------------
             TOTAL COMMON STOCKS ..............................     5,502,473
             (Cost $5,274,841)                                   ------------

RIGHTS - 0.0%

             PORTUGAL - 0.0%
      2,992  Mota-Engil Africa SGPA S.A., expiring
                12/31/14 (b) (c)...............................             0
                                                                 ------------
             TOTAL RIGHTS .....................................             0
             (Cost $0)                                           ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

                                DESCRIPTION                         VALUE
             --------------------------------------------------  ------------

             TOTAL INVESTMENTS - 99.7% ........................  $  5,502,473
             (Cost $5,274,841) (d)

             NET OTHER ASSETS AND LIABILITIES - 0.3% ..........        16,776
                                                                 ------------
             NET ASSETS - 100.0% ..............................  $  5,519,249
                                                                 ============

-----------------------------

      (a) Portfolio securities are categorized based upon their country of incorporation.

      (b)   Non-income producing security.

      (c) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2014, securities noted as such amounted to $0 or 0.00% of net assets.

      (d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $469,537 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $241,905.

      ADR   American Depositary Receipt

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2           LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT       SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE        UNOBSERVABLE
INVESTMENTS                                        3/31/2014        PRICES          INPUTS             INPUTS
----------------------------------------------  ---------------  -------------  ---------------   ---------------
Common Stocks:
    Australia.................................  $       355,045  $     355,045  $            --   $            --**
    Netherlands...............................           67,514         67,514               --**              --
    Spain.....................................           84,861         84,861               --                --**
    All Other Countries*......................        4,995,053      4,995,053               --                --
                                                ---------------  -------------  ---------------   ---------------
       Total Common Stocks....................        5,502,473      5,502,473               --                --
                                                ---------------  -------------  ---------------   ---------------
Rights:
    Portugal..................................               --             --               --**              --
                                                ---------------  -------------  ---------------   ---------------
       Total Rights...........................               --             --               --                --
                                                ---------------  -------------  ---------------   ---------------
Total Investments.............................  $     5,502,473  $   5,502,473  $            --   $            --
                                                ===============  =============  ===============   ===============


The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT DECEMBER 31, 2013
   Common Stocks                                        $       --
Net Realized Gain (Loss)                                        --
Net Change in Unrealized Appreciation/Depreciation              --
Purchases                                                       --
Sales                                                           --
Transfers In                                                    --***
Transfers Out                                                   --
ENDING BALANCE AT MARCH 31, 2014
   Common Stocks                                                --
                                                        ----------
Total Level 3 holdings                                  $       --***
                                                        ==========


There was a net change of $2,686 in unrealized depreciation from Level 3 investments held as of March 31, 2014.


*** Investments are valued at $0.

        INDUSTRY                                                % OF NET ASSETS
        ------------------------------------------------------------------------
        Construction & Engineering                                     9.5%
        Auto Components                                                8.0
        Machinery                                                      6.0
        Metals & Mining                                                5.8
        Real Estate Management & Development                           5.4
        Real Estate Investment Trusts                                  4.9
        Electronic Equipment, Instruments & Components                 3.7
        Specialty Retail                                               3.5
        Oil, Gas & Consumable Fuels                                    3.5
        Media                                                          3.3
        Food Products                                                  3.2
        Trading Companies & Distributors                               3.1
        Chemicals                                                      2.7
        Capital Markets                                                2.5
        Household Durables                                             2.4
        Hotels, Restaurants & Leisure                                  2.2
        Electrical Equipment                                           2.1
        Internet Software & Services                                   2.1
        Semiconductors & Semiconductor Equipment                       1.7
        Marine                                                         1.7
        Paper & Forest Products                                        1.7
        Building Products                                              1.6
        Transportation Infrastructure                                  1.6
        Internet & Catalog Retail                                      1.3
        Commercial Services & Supplies                                 1.2
        Software                                                       1.1
        Professional Services                                          1.1
        Industrial Conglomerates                                       1.0


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

        INDUSTRY (CONTINUED)                                    % OF NET ASSETS
        ------------------------------------------------------------------------
        IT Services                                                    1.0
        Leisure Products                                               1.0
        Textiles, Apparel & Luxury Goods                               0.9
        Diversified Financial Services                                 0.8
        Construction Materials                                         0.6
        Pharmaceuticals                                                0.6
        Wireless Telecommunication Services                            0.6
        Diversified Telecommunication Services                         0.5
        Multi-Utilities                                                0.5
        Diversified Consumer Services                                  0.5
        Technology Hardware, Storage & Peripherals                     0.5
        Health Care Equipment & Supplies                               0.4
        Food & Staples Retailing                                       0.4
        Biotechnology                                                  0.4
        Airlines                                                       0.4
        Containers & Packaging                                         0.3
        Communications Equipment                                       0.3
        Gas Utilities                                                  0.3
        Personal Products                                              0.3
        Energy Equipment & Services                                    0.2
        Beverages                                                      0.2
        Distributors                                                   0.2
        Independent Power Producers and Renewable Electricity
           Producers                                                   0.2
        Insurance                                                      0.2
        Electric Utilities                                             0.2
        Banks                                                          0.1
        Air Freight & Logistics                                        0.1
        Consumer Finance                                               0.1
        Health Care Providers & Services                               0.0+
        ------------------------------------------------------------------------
        TOTAL INVESTMENTS                                             99.7
        NET OTHER ASSETS AND LIABILITIES                               0.3
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======

+ Amount is less than 0.1%.


                                                                   % OF TOTAL
        CURRENCY EXPOSURE DIVERSIFICATION                         INVESTMENTS
        ------------------------------------------------------------------------
        Japanese Yen                                                  31.0%
        Euro                                                          15.6
        South Korean Won                                              10.0
        Hong Kong Dollar                                               7.7
        Canadian Dollar                                                7.7
        Australian Dollar                                              6.5
        British Pound Sterling                                         5.4
        US Dollar                                                      3.5


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

                                                                   % OF TOTAL
        CURRENCY EXPOSURE DIVERSIFICATION  (CONTINUED)            INVESTMENTS
        ------------------------------------------------------------------------
        Singapore Dollar                                               3.3
        Swedish Krona                                                  3.0
        Swiss Franc                                                    2.3
        Israeli Shekel                                                 1.2
        Norwegian Krone                                                1.1
        Danish Krone                                                   0.9
        New Zealand Dollar                                             0.8
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) - 99.9%

             AUSTRIA - 0.7%
     19,879  CAT Oil AG .......................................  $    415,313
                                                                 ------------

             BERMUDA - 4.5%
    260,523  China Singyes Solar Technologies Holdings Ltd. ...       411,785
    919,701  Huabao International Holdings Ltd. ...............       426,858
    579,067  Newocean Energy Holdings Ltd. ....................       447,935
    411,922  Ports Design Ltd. ................................       215,613
  6,156,499  REXLot Holdings Ltd. .............................       714,349
  1,974,055  Shanghai Industrial Urban Development Group
                Ltd. (b).......................................       379,210
    246,785  SOCAM Development Ltd. (c)........................       223,034
                                                                 ------------
                                                                    2,818,784
                                                                 ------------

             BRAZIL - 2.5%
     60,766  B2W Cia Digital (b)...............................       741,565
     18,452  Cia de Saneamento de Minas Gerais-COPASA  ........       295,444
     25,178  Eletropaulo Metropolitana Eletricidade de Sao
                Paulo S.A. (Preference Shares .................        94,875
     51,011  Even Construtora e Incorporadora S.A. ............       170,861
      7,856  Iochpe-Maxion S.A. ...............................        77,902
     44,662  Paranapanema S.A. (b).............................        72,632
     13,479  Sul America S.A. .................................        89,999
                                                                 ------------
                                                                    1,543,278
                                                                 ------------

             CAYMAN ISLANDS - 27.6%
     17,588  21Vianet Group, Inc., ADR (b).....................       504,776
    519,099  Baoxin Auto Group Ltd. ...........................       441,701
     23,990  Bitauto Holdings Ltd., ADR (b)....................       859,802
     62,384  Bizlink Holding, Inc. ............................       330,844
    488,421  Changshouhua Food Co., Ltd. ......................       529,571
     10,886  Changyou.com Ltd., ADR (b)........................       321,355
    709,700  Chaowei Power Holdings Ltd. ......................       289,132
  1,034,826  China All Access Holdings Ltd. ...................       456,276
  1,898,760  China Aoyuan Property Group Ltd. .................       345,162
    446,292  China Huiyuan Juice Group Ltd. (b)................       325,089
  1,803,055  China ITS Holdings Co., Ltd. .....................       325,440
  2,484,048  China Lumena New Materials Corp. (c)..............       400,317
     11,550  China Metal Recycling Holdings Ltd. (b) (c).......             0
    920,104  China Sanjiang Fine Chemicals Co., Ltd. ..........       444,839
    752,754  China Shanshui Cement Group Ltd. .................       317,347
    311,711  China Tian Lun Gas Holdings Ltd. (b)..............       286,936
  1,276,652  China Zhongwang Holdings Ltd. ....................       398,311
  2,756,691  CIFI Holdings Group Co., Ltd. ....................       540,214
    967,110  Coolpad Group Ltd. ...............................       477,539
    397,829  Dongyue Group Ltd.................................       161,563
     46,125  E-Commerce China Dangdang, Inc., ADR (b)..........       662,355
  2,438,437  Fantasia Holdings Group Co., Ltd. ................       361,529
     65,176  Hanwha SolarOne Co., Ltd., ADR (b)................       186,403
  1,420,561  Hua Han Bio-Pharmaceutical Holdings Ltd. .........       309,514
     17,149  JinkoSolar Holding Co., Ltd., ADR (b).............       479,315
    163,910  Ju Teng International Holdings Ltd. ..............       116,014


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             CAYMAN ISLANDS (CONTINUED)
  1,041,759  Kaisa Group Holdings Ltd. (b).....................  $    373,376
    702,975  Kingboard Laminates Holdings Ltd. ................       258,297
     29,520  KongZhong Corp., ADR (b)..........................       338,594
    613,609  KWG Property Holding Ltd. ........................       337,004
    350,599  Magic Holdings International Ltd. ................       284,312
     71,509  NetDragon Websoft, Inc. ..........................       129,254
     17,748  NQ Mobile, Inc., ADR (b)..........................       312,542
     25,292  RDA Microelectronics, Inc., ADR ..................       453,486
      7,402  Silicon Motion Technology Corp., ADR .............       124,206
     33,337  TAL Education Group, ADR (b)......................       750,749
    749,946  TCL Communication Technology Holdings Ltd. (b)....       875,976
    732,399  Tiangong International Co., Ltd. .................       176,573
  1,242,641  Tianneng Power International Ltd. ................       419,741
  1,225,631  Trigiant Group Ltd. ..............................       341,309
     25,014  Trina Solar Ltd., ADR (b).........................       336,438
     75,740  Wisdom Marine Lines Co., Ltd. ....................        87,050
     10,584  WuXi PharmaTech Cayman, Inc., ADR (b).............       390,126
     80,430  Xinyuan Real Estate Co., Ltd., ADR ...............       406,171
     55,723  Yingli Green Energy Holding Co., Ltd., ADR (b)....       242,395
  2,205,519  Zhong An Real Estate Ltd. (b).....................       628,402
                                                                 ------------
                                                                   17,137,345
                                                                 ------------

             CHINA - 5.6%
    893,255  Anhui Expressway Co. .............................       459,497
    471,073  Harbin Electric Co., Ltd. ........................       267,831
    660,511  Hisense Kelon Electrical Holdings Co., Ltd. (b)...       809,832
    508,301  Shenzhen Expressway Co., Ltd. ....................       230,674
  1,338,418  Sichuan Expressway Co., Ltd. .....................       367,541
  1,838,381  Sinotrans Ltd. ...................................       919,605
    702,552  Xinhua Winshare Publishing and Media Co., Ltd. ...       401,251
                                                                 ------------
                                                                    3,456,231
                                                                 ------------

             EGYPT - 3.1%
     21,179  Eastern Tobacco ..................................       516,750
     57,649  Ezz Steel (b).....................................       139,170
    131,129  Juhayna Food Industries ..........................       245,416
  5,647,715  Orascom Telecom Media And Technology Holding SAE .       997,020
                                                                 ------------
                                                                    1,898,356
                                                                 ------------

             HONG KONG - 2.4%
  1,511,504  China South City Holdings Ltd. ...................       689,837
    724,215  CSPC Pharmaceutical Group Ltd. ...................       640,510
    478,488  Shenzhen Investment Ltd. .........................       154,222
                                                                 ------------
                                                                    1,484,569
                                                                 ------------

             HUNGARY - 0.3%
    138,885  Magyar Telekom Telecommunications PLC ............       188,654
                                                                 ------------

             INDONESIA - 4.9%
  3,999,341  Agung Podomoro Land Tbk PT .......................        99,631


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             INDONESIA (CONTINUED)
  3,943,011  Aneka Tambang Persero Tbk PT .....................  $    393,954
  1,317,431  Arwana Citramulia Tbk PT .........................       109,593
  1,444,923  Gajah Tunggal Tbk PT .............................       270,287
    414,747  Harum Energy Tbk PT ..............................        79,773
  1,850,935  Indah Kiat Pulp & Paper Corp. Tbk PT (b)..........       242,772
    426,596  Medco Energi Internasional Tbk PT ................       102,143
  4,515,371  Mitra Pinasthika Mustika Tbk PT (b)...............       463,064
 32,743,137  Panin Financial Tbk PT (b)........................       749,403
  2,645,234  Perusahaan Perkebunan London Sumatra Indonesia
                Tbk PT ........................................       514,610
                                                                 ------------
                                                                    3,025,230
                                                                 ------------

             MALAYSIA - 6.4%
    567,900  AirAsia X Bhd (b).................................       135,649
    205,200  BIMB Holdings Bhd ................................       272,092
     62,000  Cahya Mata Sarawak Bhd ...........................       186,066
    370,800  Kossan Rubber Industries .........................       483,726
    231,700  Mudajaya Group Bhd ...............................       191,576
    160,700  My EG Services Bhd ...............................       139,268
    955,100  OSK Holdings Bhd .................................       488,445
    927,000  Pavilion Real Estate Investment Trust ............       371,879
    501,900  Puncak Niaga Holdings Bhd ........................       438,039
    116,100  Scientex Bhd .....................................       201,233
     98,200  Sunway Bhd .......................................        91,118
    134,600  Syarikat Takaful Malaysia Bhd ....................       492,153
    456,900  TA Enterprise Bhd ................................       114,732
     82,900  TIME dotCom Bhd (b)...............................        97,738
    425,900  UOA Development Bhd ..............................       283,020
                                                                 ------------
                                                                    3,986,734
                                                                 ------------

             MALTA - 0.4%
     45,529  Brait SE (b)......................................       230,110
                                                                 ------------

             MEXICO - 2.0%
  1,595,199  Axtel SAB de CV (b)...............................       542,506
    229,786  Corp. GEO SAB de C.V. (b) (c).....................             0
     87,167  Gruma S.A.B. de C.V., Series B (b)................       721,078
                                                                 ------------
                                                                    1,263,584
                                                                 ------------

             PHILIPPINES - 0.8%
    504,300  First Gen Corp. ..................................       210,964
  2,787,700  Lopez Holdings Corp. .............................       289,058
          2  SM Development Corp. (c)..........................             0
                                                                 ------------
                                                                      500,022
                                                                 ------------

             POLAND - 3.6%
    499,176  Boryszew S.A. (b) (c).............................        77,589
     60,940  CD Projekt S.A. (b)...............................       308,751
     85,332  Enea S.A. ........................................       451,522
    378,266  Getin Holding S.A. ...............................       406,563
    634,154  Getin Noble Bank S.A. (b).........................       669,009


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             POLAND (CONTINUED)
     24,608  Grupa Lotos S.A. (b)..............................  $    309,166
                                                                 ------------
                                                                    2,222,600
                                                                 ------------

             RUSSIA - 1.5%
     15,575  Acron JSC (c).....................................       466,129
     57,533  Aeroflot - Russian Airlines OJSC (c)..............        90,563
 46,799,400  OGK-2 OAO (b) (c).................................       284,915
  6,593,788  Russian Grids OAO (b) (c).........................        99,467
                                                                 ------------
                                                                      941,074
                                                                 ------------

             SINGAPORE - 0.7%
    540,000  China Minzhong Food Corp., Ltd. ..................       405,676
                                                                 ------------

             SOUTH AFRICA - 10.1%
     21,694  Acucap Properties Ltd. ...........................        82,424
     78,077  African Bank Investments Ltd. ....................        79,723
     20,406  Barloworld Ltd. ..................................       213,732
    459,921  Capital Property Fund ............................       457,824
     14,187  Coronation Fund Managers Ltd. ....................       133,407
     32,718  DataTec Ltd. (b)..................................       151,656
    132,227  Emira Property Fund ..............................       176,085
     54,544  EOH Holdings Ltd. ................................       427,420
     39,052  Grindrod Ltd. ....................................        94,588
    110,591  Group Five Ltd. ..................................       464,718
     53,070  Hyprop Investments Ltd. ..........................       386,885
    124,368  JD Group Ltd. ....................................       320,134
     11,315  JSE Ltd. .........................................       102,413
     59,586  Lewis Group Ltd. .................................       328,266
     72,681  Mpact Ltd. .......................................       187,571
     19,273  Omnia Holdings Ltd. ..............................       386,357
     22,244  Pioneer Foods Ltd. ...............................       176,422
     83,001  Raubex Group Ltd. ................................       174,942
     72,465  Resilient Property Income Fund Ltd. ..............       391,234
    973,191  SA Corporate Real Estate Fund Nominees Pty Ltd. ..       369,754
     79,934  Super Group Ltd. (b)..............................       218,285
    187,658  Sycom Property Fund ..............................       409,967
    119,507  Telkom S.A. SOC Ltd. (b)..........................       381,973
     12,164  Wilson Bayly Holmes-Ovcon Ltd. ...................       159,214
                                                                 ------------
                                                                    6,274,994
                                                                 ------------

             TAIWAN - 16.9%
    141,021  A-DATA Technology Co., Ltd. ......................       357,502
    265,560  AcBel Polytech, Inc. .............................       366,260
    170,955  Chimei Materials Technology Corp. ................       196,765
    158,259  Chin-Poon Industrial Co. .........................       287,909
     85,777  Chong Hong Construction Co. ......................       260,267
    200,591  Compeq Manufacturing Co., Ltd. ...................       119,225
     29,476  Depo Auto Parts Ind. Co., Ltd. ...................       114,700
     33,055  Eclat Textile Co., Ltd. ..........................       382,082
    220,789  Everlight Chemical Industrial Corp. ..............       198,295


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             TAIWAN (CONTINUED)
    120,812  Feng TAY Enterprise Co., Ltd. ....................  $    353,877
    466,808  Formosan Rubber Group, Inc. ......................       456,806
     99,450  Gigabyte Technology Co., Ltd. ....................       146,632
    136,153  Grand Pacific Petrochemical ......................        82,713
     62,840  Grape King Bio Ltd. ..............................       271,356
    708,893  HannStar Display Corp. (b)........................       266,540
    344,759  Hey Song Corp. ...................................       373,034
     66,032  Huaku Development Co., Ltd. ......................       161,760
    281,002  King Yuan Electronics Co., Ltd. ..................       232,996
  1,254,036  Kinpo Electronics ................................       485,925
     66,494  KMC Kuei Meng International, Inc. ................       282,767
    606,191  Li Peng Enterprise Co., Ltd. (b)..................       282,667
     34,868  Merry Electronics Co., Ltd. ......................       190,642
    301,763  Micro-Star International Co., Ltd. ...............       298,270
    254,435  Namchow Chemical Industrial Co., Ltd. ............       524,703
     59,157  Poya Co., Ltd. ...................................       384,635
    201,589  Sanyang Industry Co., Ltd. .......................       334,299
     32,678  ScinoPharm Taiwan Ltd. ...........................        87,349
     43,853  Shin Zu Shing Co., Ltd. ..........................       106,275
     36,378  Sunspring Metal Corp. ............................       104,645
    234,843  Systex Corp. .....................................       549,850
    250,259  Taiwan Life Insurance Co., Ltd. (b)...............       203,807
     91,349  Teco Electric and Machinery Co., Ltd. ............       101,840
    128,938  Tong Yang Industry Co., Ltd. .....................       187,993
     72,385  TXC Corp. ........................................        96,743
    113,460  Unimicron Technology Corp. .......................        91,282
    112,126  Universal Cement Corp. ...........................       112,485
     57,183  Vivotek, Inc. ....................................       325,794
     99,101  Wei Chuan Foods Corp. ............................       149,371
    205,328  Win Semiconductors Corp. .........................       176,992
     89,752  Wistron NeWeb Corp. ..............................       202,183
    272,305  Yageo Corp. (b)...................................       124,740
     83,358  Yungshin Construction & Development Co., Ltd. ....       206,941
     73,596  Yungtay Engineering Co., Ltd. ....................       211,224
                                                                 ------------
                                                                   10,452,141
                                                                 ------------

             THAILAND - 2.6%
    438,400  Bangkok Expressway PCL ...........................       445,968
    144,800  CH Karnchang PCL .................................        72,757
    122,800  Delta Electronics Thailand PCL ...................       223,342
     48,700  Electricity Generating PCL .......................       196,662
     39,400  MBK PCL ..........................................       174,895
    930,700  Sri Trang Agro-Industry PCL ......................       438,955
    152,000  Thai Airways International PCL ...................        65,598
                                                                 ------------
                                                                    1,618,177
                                                                 ------------

             TURKEY - 2.8%
     45,811  Aksa Akrilik Kimya Sanayii .......................       146,016
     45,492  Cimsa Cimento Sanayi VE Tica .....................       237,059


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                         VALUE
-----------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             TURKEY (CONTINUED)
     47,480 Koza Anadolu Metal Madencilik Isletmeleri A.S. (b) $ 48,818 69,122 Park Elektrik Uretim Madencilik Sanayi ve Ticaret
                A.S. (b).......................................       113,712
    214,020  Tekfen Holding A.S. ..............................       488,114
    288,518  Torunlar Gayrimenkul Yatirim Ortakligi A.S. ......       376,205
     39,820  Yazicilar Holding A.S. ...........................       336,843
                                                                 ------------
                                                                    1,746,767
                                                                 ------------

             VIRGIN ISLANDS (BRITISH) - 0.5%
     96,872  ReneSola Ltd., ADR (b)............................       310,959
                                                                 ------------

             TOTAL INVESTMENTS - 99.9% ........................    61,920,598
             (Cost $59,296,596) (d)

             NET OTHER ASSETS AND LIABILITIES - 0.1% ..........        50,709
                                                                 ------------

             NET ASSETS - 100.0% ..............................  $ 61,971,307
                                                                 ============

-----------------------------

      (a) Portfolio securities are categorized based upon their country of incorporation.

      (b)   Non-income producing security.

      (c) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2014, securities noted as such amounted to $1,642,014 or 2.65% of net assets.

      (d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,808,476 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,184,474.

      ADR   American Depositary Receipt


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)


-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        3/31/2014        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------  ---------------
Common Stocks:
    Austria...................................  $       415,313  $     415,313  $            --  $            --
    Bermuda...................................        2,818,784      2,595,750          223,034               --
    Brazil....................................        1,543,278      1,543,278               --               --
    Cayman Islands............................       17,137,345     16,737,028          400,317               --*
    China.....................................        3,456,231      3,456,231               --               --
    Egypt.....................................        1,898,356      1,898,356               --               --
    Hong Kong.................................        1,484,569      1,484,569               --               --
    Hungary...................................          188,654        188,654               --               --
    Indonesia.................................        3,025,230      3,025,230               --               --
    Malaysia..................................        3,986,734      3,986,734               --               --
    Malta.....................................          230,110        230,110               --               --
    Mexico....................................        1,263,584      1,263,584               --               --*
    Philippines...............................          500,022        500,022               --*              --
    Poland....................................        2,222,600      2,145,011           77,589               --
    Russia....................................          941,074             --          941,074               --
    Singapore.................................          405,676        405,676               --               --
    South Africa..............................        6,274,994      6,274,994               --               --
    Taiwan....................................       10,452,141     10,452,141               --               --
    Thailand..................................        1,618,177      1,618,177               --               --
    Turkey....................................        1,746,767      1,746,767               --               --
    Virgin Islands (British)..................          310,959        310,959               --               --
                                                ---------------  -------------  ---------------  ---------------
TOTAL INVESTMENTS.............................  $    61,920,598  $  60,278,584  $     1,642,014  $            --
                                                ===============  =============  ===============  ===============


* Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2014, the Fund transferred common stocks valued at $604,089 from Level 1 to Level 2 of the fair value hierarchy.The common stock that transferred from Level 1 to Level 2 did so as a result of a lack of trading volume on the primary exchange.

        INDUSTRY                                                % OF NET ASSETS
        ------------------------------------------------------------------------
        Real Estate Management & Development                           8.5%
        Food Products                                                  5.8
        Chemicals                                                      5.3
        Real Estate Investment Trusts                                  4.9
        Semiconductors & Semiconductor Equipment                       4.7
        Electronic Equipment, Instruments & Components                 3.9
        Construction & Engineering                                     3.9


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

        INDUSTRY (CONTINUED)                                    % OF NET ASSETS
        ------------------------------------------------------------------------
        Technology Hardware, Storage & Peripherals                     2.9
        Specialty Retail                                               2.9
        Auto Components                                                2.8
        Insurance                                                      2.5
        Transportation Infrastructure                                  2.4
        Household Durables                                             2.4
        IT Services                                                    2.3
        Software                                                       2.3
        Internet & Catalog Retail                                      2.3
        Textiles, Apparel & Luxury Goods                               2.2
        Internet Software & Services                                   2.2
        Banks                                                          2.2
        Metals & Mining                                                2.2
        Diversified Telecommunication Services                         2.0
        Electrical Equipment                                           1.7
        Pharmaceuticals                                                1.7
        Communications Equipment                                       1.6
        Wireless Telecommunication Services                            1.6
        Oil, Gas & Consumable Fuels                                    1.5
        Air Freight & Logistics                                        1.5
        Capital Markets                                                1.4
        Hotels, Restaurants & Leisure                                  1.3
        Diversified Consumer Services                                  1.2
        Water Utilities                                                1.2
        Independent Power and Renewable Electricity Producers          1.1
        Construction Materials                                         1.1
        Electric Utilities                                             1.0
        Personal Products                                              0.9
        Industrial Conglomerates                                       0.8
        Tobacco                                                        0.8
        Health Care Equipment & Supplies                               0.8
        Energy Equipment & Services                                    0.7
        Distributors                                                   0.6
        Machinery                                                      0.6
        Life Sciences Tools & Services                                 0.6
        Multiline Retail                                               0.6
        Beverages                                                      0.6
        Automobiles                                                    0.5
        Airlines                                                       0.5
        Media                                                          0.5
        Gas Utilities                                                  0.5
        Leisure Products                                               0.5
        Paper & Forest Products                                        0.4
        Building Products                                              0.3
        Trading Companies & Distributors                               0.3


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

        INDUSTRY (CONTINUED)                                    % OF NET ASSETS
        ------------------------------------------------------------------------
        Containers & Packaging                                         0.3
        Diversified Financial Services                                 0.3
        Marine                                                         0.3
        Real Estate Management & Development                           0.0
        ------------------------------------------------------------------------
        TOTAL INVESTMENTS                                             99.9
        NET OTHER ASSETS AND LIABILITIES                               0.1
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======


                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           MARCH 31, 2014 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 3, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of the following eighteen funds. The shares of each fund are listed and traded on the NYSE Arca, Inc.

      First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund - (ticker "FPA")
      First Trust Europe AlphaDEX(R) Fund - (ticker "FEP")
      First Trust Latin America AlphaDEX(R) Fund - (ticker "FLN")
      First Trust Brazil AlphaDEX(R) Fund - (ticker "FBZ")
      First Trust China AlphaDEX(R) Fund - (ticker "FCA")
      First Trust Japan AlphaDEX(R) Fund - (ticker "FJP")
      First Trust South Korea AlphaDEX(R) Fund - (ticker "FKO")
      First Trust Developed Markets Ex-US AlphaDEX(R) Fund - (ticker "FDT") First Trust Emerging Markets AlphaDEX(R) Fund - (ticker "FEM")
      First Trust Germany AlphaDEX(R) Fund - (ticker "FGM")
      First Trust Canada AlphaDEX(R) Fund - (ticker "FCAN")
      First Trust Australia AlphaDEX(R) Fund - (ticker "FAUS")
      First Trust United Kingdom AlphaDEX(R) Fund - (ticker "FKU")
      First Trust Taiwan AlphaDEX(R) Fund - (ticker "FTW")
      First Trust Hong Kong AlphaDEX(R) Fund - (ticker "FHK")
      First Trust Switzerland AlphaDEX(R) Fund - (ticker "FSZ")
      First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund - (ticker
         "FDTS")
      First Trust Emerging Markets Small Cap AlphaDEX(R) Fund - (ticker "FEMS")


                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. All securities and other assets of each Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation. Market quotations and prices used to value each Fund's investments are primarily obtained from third party pricing services. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           MARCH 31, 2014 (UNAUDITED)

quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.


In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between the Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to purchase the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of March 31, 2014, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           MARCH 31, 2014 (UNAUDITED)


C. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Fund.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2014, only FEP, FJP, FDT, FEM, FGM and FCAN have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
     15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    First Trust Exchange-Traded AlphaDEX(R) Fund II
            -------------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: May 16, 2014
     ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: May 16, 2014
     ----------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: May 16, 2014
     ----------------

* Print the name and title of each signing officer under his or her signature.